As filed with the Securities and Exchange Commission on April 26, 2013
Commission File Nos.  333-137485
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 312	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY

MODIFIED SINGLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

Effective April 6, 2009, this Curiangard Simplified Retirement Annuity is no longer available for purchase.

The date of this prospectus is April 29 , 2013 , which states the information about the separate account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements. This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the separate account can be found in the statement of additional information (“SAI”) dated April 29 , 2013 that is available upon request without charge.  To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 30901
Lansing, Michigan 48909- 7886
1-800-599-5651
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also currently restrict, as well as reserve the right to prospectively restrict, the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse initial and any or all subsequent premium payment s .  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

We offer other variable annuity products with different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 48. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment fixed and variable options.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds – all class A shares (the “Funds”):

JNL Series Trust

JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectus for the Funds is attached to this prospectus.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“LifeGuard Protector with Joint Option”)	31
Systematic Withdrawal Program	37
Suspension of Withdrawals or Transfers	38

INCOME PAYMENTS (THE INCOME PHASE)	38
Variable Income Payments	38
Income Options	39

GLOSSARY
These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Aggregate Premium – the measure used to determine the applicable breakpoint for the amount of the Mortality and Expense Risk Charge.  Aggregate Premium at issue is the amount of premium you expect to contribute that you specify when you apply for the Contract (Statement of Intention), and thereafter the actual premium you paid less total partial withdrawals as computed at the end of the sixth Contract Month.  Premiums are accepted only during the first six Contract Months.

Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death.  The Contract allows for the naming of multiple Beneficiaries.

Completed Year – the succeeding twelve months from the date on which we receive a premium payment.

Contract – the individual modified single premium deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Issue date.

Contract Value – the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary.

Interest Rate Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

General Account – the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

Income Date – the date on which you begin receiving annuity payments.

Issue Date – the date your Contract is issued.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.

Separate Account – JNLNY Separate Account I.

Statement of Intention – the amount of total premium that you anticipate paying and specify in the annuity application when you apply for the Contract.  The higher your anticipated total premium, the lower your Contract's initial Mortality and Expense Risk Charge will be for the first six months.  Premiums are accepted during the first six Contract Months only.

1

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value.  For more information about the fixed options, please see “THE FIXED ACCOUNT” beginning on page 7.  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 8.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 42.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations.  For more information, please see “Free Look” beginning on page 45.

Purchases
Premiums are accepted during the first six Contract Months only.  As a result, you may have to buy additional Contracts to meet your total annuity coverage goal.  Multiple Contracts may result in higher charges and total expenses.  There are also minimum and maximum premium requirements.  In addition, the Contract has a premium protection option, namely the Capital Protection Program.  For more information, please see “PURCHASES” beginning on page 16.  There is a breakpoint schedule for the Mortality and Expense Risk Charge.  The breakpoints are based on the amount of Aggregate Premium.  Aggregate Premium at issue is equal to the anticipated total premium specified in the Statement of Intention section of the annuity application.  If no Statement of Intention is provided, the Aggregate Premium at issue will equal the initial premium received.  The Aggregate Premium is re-determined only at the end of the sixth Contract Month and is equal to total Premium actually paid less total partial withdrawals.  A change in the Aggregate Premium at the end of the sixth Contract Month may dictate an adjustment to the Mortality and Expense Risk Charge at that time but in no event will the Mortality and Expense Risk Charge be adjusted for changes in Aggregate Premium or Contract value subsequent to this initial six Contract Month period.  For more information, please see “CONTRACT CHARGES” beginning on page 10.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies.  However, partial withdrawals within the first six Contract Months may result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 19.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 38.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  There are also optional death benefits available.  For more information, please see “DEATH BENEFIT” beginning on page 39.

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FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1
Percentage of premium withdrawn, if applicable	5%

Maximum Premium Taxes 2
Percentage of each premium	2%

Transfer Charge 3
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1
There may be a withdrawal charge on these withdrawals of Contract Value:  withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within thirteen months of the Issue Date.  The withdrawal charge is a schedule lasting six Completed Years:

	Completed Years Since Receipt Of Premium -
	0	1	2	3	4	5	6+
Base Schedule	5%	4%	3%	3%	2%	1%	0%

2	Currently, premium taxes do not apply.

3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

4	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses
Base Contract

Annual Contract Maintenance Charge 5			$35

Mortality and Expense Risk Charge

The Mortality and Expense Risk Charge is expressed as an annual percentage of the average daily account value of the Investment Divisions and is set initially based upon the breakpoint schedule below using the Aggregate Premium determined at issue.  Aggregate Premium at issue is equal to the anticipated total premium specified in the Statement of Intention section of the annuity application.  If no Statement of Intention is indicated, the Aggregate Premium at issue will equal the initial premium received.  The Aggregate Premium will be re-determined only at the end of the sixth Contract Month, which may result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month.  At the time the Aggregate Premium is re-determined, the Mortality and Expense Risk Charge will be based on the newly determined Aggregate Premium.  6

Aggregate Premium	Years 1-7	Years 8+
$50,000 to $99,999.99	0.90%	0.30%
$100,000 to $249,999.99	0.60%	0.30%
$250,000 to $499,999.99	0.35%	0.30%
$500,000 to $749,999.99	0.25%	0.25%

3

$750,000 to $999,999.99	0.20%	0.20%
$1,000,000+	0.15%	0.15%

Administration Charge (in all years)			0.15%

Maximum Total Separate Account Annual Expenses for Base Contract for Years 1-7
Maximum Total Separate Account Annual Expenses for Base Contract for Years 8+
As an annual percentage of average daily account value of Investment Divisions
			1.05% 0.45%

Optional Endorsements - The endorsement charges for the optional death benefits are based on average account value.  Please see footnotes 8 - 10 for those charges that are not based on average account value.

A variety of Optional Endorsements to the Contract are available. You may select one of each grouping below. 7

5% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 5SM”) 8	1.47%

5% For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007) (“LifeGuard Protector®”) 9	1.47%

Joint 5% For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007) (“LifeGuard Protector® with Joint Option”) 10	1.62%

Return of Premium Death Benefit 11	0.55%

Highest Anniversary Value Death Benefit Maximum Annual Charge 12	0.55%

5
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

6
Premiums are accepted only during the first six Contract Months. The Aggregate Premium re-determined at the end of the sixth Contract Month is equal to total Premium paid less total partial withdrawals.  Any resulting increase or decrease in the Mortality and Expense Risk Charge assessed after the sixth Contract Month will not be retroactive back to the issue date of the Contract.  Therefore, any decrease in the Mortality and Expense Risk Charge caused by the payment of additional premium subsequent to the Contract issue date will become effective only after the sixth Contract month and will not be retroactive back to the issue date.

If the Contract Owner dies prior to the end of the sixth Contract Month, there will not be an adjustment to the Mortality and Expense Risk Charge.

7
The optional death benefits are only available to select when purchasing the Contract and once purchased cannot be canceled.  In addition, the charges for the optional death benefits are based on average account value but the charges for the optional GMWBs are not.  Please see footnotes 8 –10 below and “CONTRACT CHARGES” beginning on page 10 for more information concerning those charges not based on average account value.

8
The current charge is 0.055% of the GWB (0.66% annually) subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.  While the charge is deducted from Contract Value, it is based on the percentage of the GWB.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 22.

9
1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

4

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45-49	0.87%÷12	0.42%÷12
50 – 54	0.87%÷12	0.42%÷12
55 – 59	1.20%÷12	0.66%÷12
60 – 64	1.32%÷12	0.75%÷12
65 – 69	1.47%÷12	0.90%÷12
70 – 74	0.87%÷12	0.51%÷12
75 – 80	0.60%÷12	0.36%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 13.  For more information about how the endorsement works, including more details regarding the GWB, please see “5% for Life GMWB With Annual Step-Up” beginning on page 26.

10
1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45-49	1.02%÷12	0.57%÷12
50 – 54	1.02%÷12	0.57%÷12
55 – 59	1.35%÷12	0.81%÷12
60 – 64	1.47%÷12	0.90%÷12
65 – 69	1.62%÷12	1.05%÷12
70 – 74	1.02%÷12	0.66%÷12
75 – 80	0.75%÷12	0.51%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 13.  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 31.

11	The current charge is 0.20%.

12	The current charge is 0.35%.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0. 88%

Maximum: 0. 92%

5

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectus for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Disciplined Moderate	0.17%	0.00%	0.75%	0.00%	0.92%
JNL Disciplined Moderate Growth	0.17%	0.00%	0.72%	0.00%	0.89%
JNL Disciplined Growth	0.18%	0.00%	0.70%	0.00%	0.88%

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the costs if you select the optional Highest Anniversary Value Death Benefit and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  In addition, the Mortality and Expense and Administrative Charges are assumed to be 1.05% during the first seven Contract years and 0.45% thereafter.  (Mortality and Expense and Administrative Charges are expressed as an annual percentage of the average daily account value of the Investment Divisions.)  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9 50	$1,6 57	$2,4 74 1	$4, 429

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$9 50	$1,3 57	$2,2 74	$4, 429

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$4 50	$1,3 57	$2,2 74	$4, 429

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

6

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90.  Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, which is the period between the issue date of the Contract and the Income Date, and

●	the income phase, which begins on the Income Date and is when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a modified single premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995.  Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577.  We are admitted to conduct life insurance and annuity business in the District of Columbia the states of Delaware, New York and Michigan.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).  Prudential plc is also the ultimate parent of Jackson National Asset Management, LLC (“JNAM”) , the Funds’ investment adviser and administrator.   JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  JNAM is located at 225 West Wacker Drive, Chicago, IL  60606.

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it.  Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

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Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability, so long as the Contract Value in the Fixed Account is not withdrawn, transferred, or annuitized until the end of the specified period.  Currently, the Fixed Account minimum interest rate is 3% per annum, which is credited daily.  Subject to this minimum requirement, we may declare different base interest rates at different times.

An Interest Rate Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period.  The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.  The Interest Rate Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option.  The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option with a duration equal to the number of years remaining in the current Fixed Account Option period, increased by 0.25%.  Generally, the Interest Rate Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Interest Rate Adjustment when the current new business interest rate (after adjustment for the 0.25% bias) is greater than the guaranteed base interest rate by less than 0.25%.  This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Interest Rate Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals.  In no event will the Interest Rate Adjustment reduce the credited interest below the guaranteed minimum interest rate applicable to your Contract, which cannot be less than the guaranteed minimum interest rate required under state insurance laws.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment.  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.  Otherwise, we will allocate the Contract Value based on your Investment Division allocation instructions.  Your Contract contains a more complete description of the Fixed Account options, as supplemented by our administrative requirements relating to transfers.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase will depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

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JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 4 0% to 8 0% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 6 0% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 6 0% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10 % to 4 0% to Underlying Funds that invest primarily in fixed income securities and 0% to 20 % of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 7 0% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 3 0% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The underlying Funds are available only through variable annuity contracts issued by Jackson of NY.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectus for the JNL Series Trust carefully before investing.  Additional Funds and Investment Divisions may be available in the future.  The prospectus for the JNL Series Trust is attached to this prospectus.  However, this prospectus may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813, or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

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Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  The Mortality and Expense Risk Charge is expressed as an annual percentage of the average daily account value of the Investment Divisions and is set based upon the breakpoint schedule below using the Aggregate Premium determined at issue.  Aggregate Premium at issue is equal to the anticipated total premium breakpoint specified by you in the Statement of Intention section of the application.  If no Statement of Intention is provided by you in the application, the Aggregate Premium at issue will equal the initial premium received.  The Aggregate Premium will be re-determined only once at the end of the sixth Contract Month.  At the time the Aggregate Premium is re-determined, the Mortality and Expense Risk Charge will be set by reference to the newly determined Aggregate Premium.  This re-determination of Aggregate Premium will result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month if the newly determined Aggregate Premium falls into a breakpoint band within the breakpoint schedule that differs from the breakpoint band used to set the Mortality and Expense Risk Charge at issue.  Newly determined Aggregate Premium that falls into a higher breakpoint band than the breakpoint band used to set the Mortality and Expense Risk Charge at issue (whether decided by the anticipated total premium breakpoint band specified by you in the Statement of Intention section of the application or, if no Statement of Intention was provided by you, by the initial premium received) will result in a decreased Mortality and Expense Risk Charge.  Conversely, newly determined Aggregate Premium that falls into a lower breakpoint band than the breakpoint band used to set the Mortality and Expense Risk Charge at issue will result in an increased Mortality and Expense Risk Charge.  Any increase or decrease in the Mortality and Expense Risk Charge assessed after the sixth Contract Month will not be retroactive back to the issue date of the Contract.

If the Contract Owner dies prior to the end of the sixth Contract Month, there will not be an adjustment to the Mortality and Expense Risk Charge.  Thus, while the Contract may continue for a period of time after the death of the Owner, premium payments made after the initial premium will not result in a change in the Mortality and Expense Risk Charge.  The Mortality and Expense Risk Charge does not apply to the Fixed Account.

Aggregate Premium	Years 1-7	Years 8+
$50,000 to $99,999.99	0.90%	0.30%
$100,000 to $249,999.99	0.60%	0.30%
$250,000 to $499,999.99	0.35%	0.30%
$500,000 to $749,999.99	0.25%	0.25%
$750,000 to $999,999.99	0.20%	0.20%
$1,000,000+	0.15%	0.15%

Premiums are accepted during the first six Contract Months only.  The Aggregate Premium is re-determined at the end of the sixth Contract Month and is equal to total Premium paid less certain partial withdrawals, as discussed below.  A withdrawal before the end of the sixth Contract month could affect the Aggregate Premium as re-determined at the end of the sixth Contract Month, and may result in a higher Mortality and Expense Risk Charge.  For information about withdrawals affecting Aggregate Premium, please see “Access To Your Money” beginning on page 19.

The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

●	to make income payments for the life of the Annuitant during the income phase;

●	to waive the withdrawal charge in the event of the Owner's death; and

●	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.  Included among

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these expense risks are those that we assume in connection with increasing distribution expenses, waivers of withdrawal charges under the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value.  We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

●	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least six years), plus

●	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premiums allocated to those accounts)

●
during each Contract Year 10% of premium that would otherwise incur a withdrawal charge or be reduced by an Interest Rate Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

●	withdrawals in excess of the free withdrawal amounts, or

●	withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

●
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

●	amounts withdrawn in a total withdrawal, or

●	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

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Withdrawal Charge (as a percentage of premium payments):

Completed Years since Receipt of Premium	0	1	2	3	4	5	6+

Base Schedule	5%	4%	3%	3%	2%	1%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note:  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

●	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);
	●	death benefits;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal in excess of the free withdrawal amount will be subject to the withdrawal charge); or

	●	withdrawals of up to $250,000 from the Investment Divisions and Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. If you select the 5% GMWB With Annual Step-Up, you will pay 0.055% of the GWB each Contract Month (0.66% annually).  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 22.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date to the end of each Contract Month (monthly anniversary) after selection.  We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  Similarly, the charge is prorated upon termination of the endorsement.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

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We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.47% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 22.  Also see “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 21 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 26.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge		Maximum	Current
Ages	45 – 49	0.87% ÷ 12	0.42% ÷ 12
	50 – 54	0.87% ÷ 12	0.42% ÷ 12
	55 – 59	1.20% ÷ 12	0.66% ÷ 12
	60 – 64	1.32% ÷ 12	0.75% ÷ 12
	65 – 69	1.47% ÷ 12	0.90% ÷ 12
	70 – 74	0.87% ÷ 12	0.51% ÷ 12
	75 – 80	0.60% ÷ 12	0.36% ÷ 12

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Divisions by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract Month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 30.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 30.  Also see “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 21 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 31.  The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

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Annual Charge		Maximum	Current
Ages	45 – 49	1.02% ÷ 12	0.57% ÷ 12
	50 – 54	1.02% ÷ 12	0.57% ÷ 12
	55 – 59	1.35% ÷ 12	0.81% ÷ 12
	60 – 64	1.47% ÷ 12	0.90% ÷ 12
	65 – 69	1.62% ÷ 12	1.05% ÷ 12
	70 – 74	1.02% ÷ 12	0.66% ÷ 12
	75 – 80	0.75% ÷ 12	0.51% ÷ 12

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value over each applicable Investment Divisions by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date to the end of each Contract Month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 37.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 31.  Also see “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 21 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges.  There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.

If you select the Return of Premium Death Benefit, you will pay 0.20%, subject to a maximum of 0.55% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Highest Anniversary Value Death Benefit, you will pay 0.35%, subject to a maximum of 0.55% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

We stop deducting either of these charges on the date you annuitize.

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectus for the JNL Series Trust.  For more information, please see the “Fund Operating Expenses” table beginning on page 6.

Premium Taxes. Your state charges premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law and we are not presently making any such deduction.

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DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD” or “Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson®”), Jackson of NY's parent.  JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”).  JNLD is not a member of the Securities Investor Protection Corporation (“SIPC”).   For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or internet (www.finra.org).

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary widely among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences (for example, national, regional and top producer meetings) , sponsorships and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events, speaker fees and business development and educational enhancement items, including payments to third party vendors for such items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.  Individual registered representatives may receive differing levels of sales and service support.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products:

Commonwealth Financial Network CUSO Financial Services ING Financial Partners Inc
INVEST Financial Corporation
Lincoln Financial Advisors
LPL Financial Corporation
Merrill Lynch
MML Investors Services Inc
Morgan Keegan
Morgan Stanley Smith Barney
National Planning Corporation
Raymond James
RBC Capital Markets Corp
Securities America
Signator Investors, Inc
SII Investments
Transamerica Financial Advisors, Inc
UBS Financial Services Inc
Wells Fargo Advisors
Woodbury Financial Services Inc

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Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2012   from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation

●	SII Investments, Inc.

●	IFC Holdings, Inc. d/b/a Invest Financial Corporation

●	Investment Centers of America, Inc.

●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson of NY and Jackson, its parent.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Effective April 6, 2009, this Curiangard Simplified Retirement Annuity is no longer available for purchase.

Minimum Initial Premium:

●	$50,000 under most circumstances

Minimum Additional Premiums:

●	$500 for a qualified or non-qualified plan; however, additional premiums will not be accepted beyond the sixth Contract Month.

As a result of the six Contract Month limit on subsequent premiums, you may have to buy additional Contracts to meet your total annuity coverage goal.  Multiple Contracts may result in higher charges and total expenses.  However, we reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.

The minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay any remaining withdrawal charge.  There is a $100 minimum balance requirement for each Investment Division and Fixed Account.  We reserve the right to restrict availability or impose restrictions on the Fixed Account.

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Maximum Premiums:

●	The maximum total of all premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums within the limited period of the first six Contract Months, depending on market conditions at the time the payments are made, may or may not contribute to the various benefits under your Contract, including the optional enhanced death benefits or any GMWB.   Our right to restrict premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium.  You may allocate your premiums to one or more of the Investment Divisions and Fixed Account.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Investment Division or a Fixed Account is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium.  This program is available only if Fixed Account options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson of NY representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guarantee period.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

●	determining the total amount of assets held in the particular Investment Division;

●	subtracting any asset-based charges and taxes chargeable under the Contract; and

●	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by

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the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.  Transfers from the Fixed Account will be subject to any applicable Interest Rate Adjustment.  There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option.  You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

●	limiting the number of transfers over a period of time;

●	requiring a minimum time period between each transfer;

●	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

●	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

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Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

●	by making either a partial or complete withdrawal,

●	by electing the Systematic Withdrawal Program,

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●	by electing a Guaranteed Minimum Withdrawal Benefit (“GMWB”), or

●	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Except in connection with certain withdrawals associated with a GMWB or withdrawals made to satisfy minimum distribution requirements of the Internal Revenue Code, a withdrawal before the end of the sixth Contract month will affect the Aggregate Premium as re-determined at the end of the sixth Contract Month, and may result in a higher Mortality and Expense Risk Charge, depending on the amount of the newly determined Aggregate Premium and where it falls within the breakpoint schedule (please see “Mortality and Expense Risk Charge” beginning on page 10 for more information).  At the end of the sixth Contract Month, the Aggregate Premium is re-determined to equal:

●	The actual Premium paid to date;

●	Less total partial withdrawals to date unless one of the two following conditions apply:

1.
Total partial withdrawals are less than the maximum annual withdrawal permitted in accordance with the GMWB, if applicable.  The following rules apply in determining the amount of total partial withdrawals:

		a.	Partial Withdrawals are assumed to be the total amount withdrawn from the Contract, including any Withdrawal Charges and Interest Rate Adjustments; and

b.
All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals of asset allocation and advisory fees, and free withdrawals are counted toward the total amount withdrawn.

Or

2.
All partial withdrawals taken during the first six Contract Months are made to satisfy required minimum distributions under the Internal Revenue Code for each applicable calendar year spanned by the six Contract Month period.

Withdrawals under the Contract may also be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 11. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal.  If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value.  With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

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If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 42.

Waiver of Withdrawal Charges for Extended Care. We will waive the withdrawal charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Fixed Account and Investment Divisions that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

Guaranteed Minimum Withdrawal Benefit General Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The 5% For Life GMWB with the Joint Option is available only to spouses and differs from the 5% For Life GMWB without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

●	If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 31.)

●	If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the 5% For Life GMWB without the Joint Option).

The 5% For Life GMWB with Joint Option has a higher charge than the 5% For Life GMWB without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an

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annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 43 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added to the Contract.  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.  For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 3, 4, and 7 in Appendix B supplement this description.

Premiums are accepted during the first six Contract Months only; however, any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.

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Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 3, 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 3, 4, 5, and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or

●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or

●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

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•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	5% of the Contract Value after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix B).   For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and Interest Rate Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 50.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, 5 and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Ups. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 21 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

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Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”).  The following description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups and examples 8 and 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There is also another GMWB option for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

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Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.

The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on the date the endorsement is added to the Contract.  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

Required Minimum Distribution Calculations.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 3, 4 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA:

	●	Is unchanged while the For Life Guarantee is in effect; Otherwise

	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 3 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value.  The GAWA is also likely to be reduced.Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

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When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal; Or

	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated, equaling the lesser of:

	●	5% of the Contract Value after the withdrawal; Or

	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 7.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 42.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

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If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

Premiums are accepted during the first six Contract Months only; however, with each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

The GAWA is also recalculated, increasing by:

	●	5% of the premium net of any applicable premium taxes; Or

	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.

The GAWA is recalculated, equaling the greater of:

	●	5% of the new GWB; Or

	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

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After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA:

	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise

	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.

	○	Only the GWB is payable while there is value to it (until depleted).

	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.

●	Continue the Contract without this GMWB (GMWB is terminated).

●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 41.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;

●	The date of complete withdrawal of Contract Value (full surrender of the Contract);

●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

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Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 21 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB is available for both non-qualified and tax-qualified Contracts.  For non-qualified Contracts, there must be joint Owners and the joint Owners are required to be spouses (as defined under the Internal Revenue Code).  Each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

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In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA equals 5% of the GWB.

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When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.

The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on the date the endorsement is added to the Contract.  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

Required Minimum Distribution Calculations.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 3, 4 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise

	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 3 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value.  The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

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When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal; Or

	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 7.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 42.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of

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adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

Premiums are accepted during the first six Contract Months only; however, with each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:

	●	5% of the premium net of any applicable premium taxes; Or

	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 31 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

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After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 41.

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Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;

●	The date of complete withdrawal of Contract Value (full surrender of the Contract);

●
The date of death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 21 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program;

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however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  The Income Date must be at least 13 months after the Contract's Issue Date.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

●	the amount of any applicable premium taxes or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;

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●	which income option you select; and

●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 2.50%.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead you may choose an optional death benefit for an additional charge.  The optional death benefits are only available upon application, and once chosen, cannot be canceled.  The effects of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current

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allocation instructions on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Service Center in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the Contract Value on the date we receive all required documentation from your Beneficiary.

Optional Death Benefits. Optional death benefits are available that are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.  Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date.  However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.  These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

For purposes of these optional death benefits, “Net Premiums” are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits:

Return of Premium Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value on the date we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued. All withdrawals will reduce this portion of the calculation in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

●	single lump sum payment; or

●	payment of entire death benefit within 5 years of the date of death; or

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●
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 41.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, a GMWB will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  The Contract, and its optional benefits, remains the same, except as described above.  There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

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TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;

●	paid to your Beneficiary after you die;

●	paid if you become totally disabled (as that term is defined in the Code);

●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or

●	which come from premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable

42

portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;

●	leaves his/her job;

●	dies;

●	becomes disabled (as that term is defined in the Code); or

●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,

●	the Contract Owner had no liability for the fees, and

●	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In

43

either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson of NY regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 3 Investment Divisions and at least one Fixed Account option.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or
(c)	a hardship withdrawal.

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JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) tax charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions.  If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions.  In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  There is no charge for Rebalancing.

Dollar Cost Averaging and Automatic Rebalancing are mutually exclusive; therefore, you may select only one.  You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it.  We will return

●	the Contract Value, plus

●	any fees (other than asset-based fees) and expenses deducted from the premiums.

We will determine the Contract Value in the Investment Divisions as of the date the Contract was mailed or the date you return it to the selling agent.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

●	Standardized average annual total return is calculated in accordance with SEC guidelines.

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●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions.  We will send you a written statement confirming that a financial transaction, such as a premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings.  Jackson National Life Insurance Company (Jackson of NY's parent) and its subsidiaries are defendants in a number of civil proceedings, including class actions, arising in the ordinary course of business. These include civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including a modal premium case, alleging misconduct in the sale of insurance products. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

PRIVACY POLICY

FACTS	WHAT DOES JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (Jackson of New York) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•      Social Security Number
•      Birth Date
•      Address
•      Financial Information
•      Medical History

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Jackson of New York chooses to share; and whether you can limit this sharing.

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Reasons we can share your personal information	Does Jackson of New York share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1(800) 644-4565 or go to www.jackson.com

WHAT WE DO
How does Jackson of New York protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Employees are bound to a Code of Conduct requiring all information be kept in strict confidence, and are subject to disciplinary action for violation of the Code. We restrict access to nonpublic personal information to those employees who need to know that information to provide products and services to you.

How does Jackson of New York collect my personal information?	We collect your personal information, for example, from

	●	information we receive from you on applications and forms;
	●	information about your transactions with us;
	●	information we receive from a consumer reporting agency;
	●	information we obtain from others in the process of verifying information you provide us; and
	●	individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

	●	sharing for affiliates’ everyday business purposes – information about your credit worthiness
	●	affiliates from using your information to market to you
	●	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Jackson of New York does not share with our affiliates.
Nonaffiliates	Jackson of New York does not share with nonaffiliates so they can market to you.
Joint Marketing	Jackson of New York does not jointly market.

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TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson of NY

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APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company.

A-1

APPENDIX B

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges.  The examples also assume that the GMWB and any For Life guarantee have not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: At election, your GWB and GAWA are determined.

■	Example 1a: If the GMWB is elected at issue:
	♦	Your initial GWB is $100,000, which is your initial Premium payment.
	♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

■	Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:
	♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
	♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

Example 2: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined.  Your GWB is subject to a maximum of $5,000,000.

■	Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
	♦	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
	♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

■	Example 2b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
	♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
	♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

Example 3: Upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified contracts or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts), your GWB and GAWA are re-determined.

■	Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
	♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
	♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

■	Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:
	♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
	♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

■	Notes:
	♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 4: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 3), your GWB and GAWA are re-determined.  (This example does not apply if you purchase AutoGuard 5 and the effective date of the endorsement is on or after December 3, 2007.)

■	Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:
♦
Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

	♦	Your GAWA is recalculated based on the type of endorsement you have elected.
-
If your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).

-
If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

■	Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected.
-
If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).

-
If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

■	Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:
♦
Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

	♦	Your GAWA is recalculated based on the type of endorsement you have elected.
-
If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).

-
If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

■	Notes:
	♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 3), your GWB and GAWA are re-determined.  (This example only applies if you purchase AutoGuard 5 and the effective date of the endorsement is on or after December 3, 2007.)

■	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

♦
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

■	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

♦
Your GAWA is $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

■	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
	♦	Your GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].
	♦	Your GAWA is $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

■	Notes:
	♦	Your GAWA would not be permitted to exceed your remaining GWB.
	♦	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined.

■	Example 6a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:
	♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.
	♦	Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
	♦	After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

■	Example 6b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:
	♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.
	♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
	♦	After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, prior to the Latest Income Date.

■	Notes:
	♦	The election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.
	♦	Your GWB will only automatically step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

Example 7: Impact of the order of transactions.

■	If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):
	♦	If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your

GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.
♦	If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

■	Notes:
	♦	As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.
	♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
	♦	The election of an Owner-initiated step-up may result in an increase in the GMWB charge.
	♦	Your GWB will only automatically step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
	♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
	♦	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB.)

■	Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
	♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

■	Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

	♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

■	Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦	The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).
♦
Although your GAWA is $0, upon step-up your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).

■	Notes:
♦
For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

Example 9: For Life Guarantee on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

■	If at the time of the first death of the Covered Lives the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:
♦
The spouse may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 65.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life.

	♦	Your GWB remains $100,000 and your GAWA remains $5,000.

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Bankers & Investors Co	Center Street Securities	Deutsche Bank Securities, Inc.
Adirondack Trading Group LLC	BB&T Investment Services Inc	Century Securities & Associates, Inc.	DeWaay Financial Network, LLC
Advest, Inc.	BBVA Compass Investment Solutions Inc.	Ceros Financial Services INC	DFPG Investments
Advisory Group Equity Services	BCG Securities	Cetera Advisors LLC	Dorsey and Company, Inc.
Aegis Capital Corp	Benjamin F Edwards & Co Inc	Cetera Financial Specialists	Double Eagle Securities of America Inc.
Affinity Financial Services, LLC	Berthel Fisher & Co Financial Services	CFD Investments, Inc.	Downstate Securities Group, Inc.
Alamo Capital	BestVest Investments, Ltd.	Chelsea Financial Serivces	Duncan Williams Inc.
Allegheny Investments, Ltd.	BFT Financial Group	CIM Securities LLC	EDI Financial Inc.
Allegiance Capital	BMO Harris Financial Advisors, Inc.	Client One Securities LLC	Edward Jones
Allegiant Securities	BOSC Inc	Coastal Equities	EK Riley Investments, LLC
Allen & Company	Brecek & Young Advisors, Inc.	Colorado Financial Service Corporation	ePlanning Securities
Allen, Mooney & Barnes Brokerage	Broker Dealer Financial	Comerica Insurance Services, Inc.	Equable Securities Corp.
Services, LLC	Brokers International Financial Services	Commonwealth Financial Network	Equity Services Inc
Allied Beacon Partners Inc	Bruce A. Lefavi Securities, Inc.	Community Investment Services	Essex Financial Services Inc
Allstate Financial Services LLC	Cadaret, Grant & Company	Comprehensive Asset Management and	Essex National Securities Inc
American Equity Investment Corp	Calton & Associates Inc	Servicing, Inc.	Fairport Capital, Inc.
American General Securities, Inc.	Cambridge Investment Research	Concorde Investment Services	FCG Advisors, LLC
American Independent Securities Group, LLC	Cantella & Co, Inc	Coombe Financial Services Inc.	Fenwick Securities, Inc.
American Investors Company	Cape Fear Securities, Inc.	Coordinated Capital Securities	Fifth Third Securities
American Municipal Securities, Inc.	Cape Securities	Country Club Financial Services Inc.	Financial Advisers Of America
American Portfolios Financial Services, Inc.	Capital Analysts Inc	Crowell, Weedon & Co	Financial Advisors of America
Ameriprise Advisor Services Inc.	Capital Financial Services	Crown Capital Securities LP	Financial Network Investment
Ameritas Investment Corp	Capital Guardian LLC	CUE Financial Group	Financial Partners Credit Union
Arete Wealth Management LLC	Capital Investment Group	CUNA Brokerage Services, Inc.	Financial Planning Consultants
Arque Capital Ltd	Capital Management Securities	Cuna Mutual Insurance Agency	Financial Security Management
Arvest Asset Management	Capital One Investment Services, LLC	CUSO Financial Services	Financial Telesis Inc
Associated Investment Services	Capitol Securities Management, Inc.	CW Securities LLC	Financial West Investment Group
Ausdal Financial Partners Inc	Capwest Securities, Inc.	D A Davidson	Fintegra, LLC
Avalon Investment & Securities Group Inc.	Cary Street Partners LLC	D H Hill Securities LLP	First Allied Securities, Inc
AXA Advisors LLC	CBIZ Financial Solutions, Inc.	Dalton Strategic Investment	First American Securities
B B Graham & Co Inc	CCF Investments, Inc.	Davenport & Company	First Brokerage America LLC
B C Ziegler and Company	CCO Investment Services	David A Noyes & Company	First Citizens Financial Plus Inc.
Bancorpsouth Investment Services, Inc.	Centara Capital Securities Inc.	Delta Equity Services Corporation	First Citizens Investor Services
Bancwest Investment Services, Inc.	Centaurus Financial Inc	Dempsey Lord Smith LLC	First Citizens Securities Corp.
Bank of America	Centennial Securities Company	Despain Financial Corporation	First Financial Equity

First Heartland Capital Inc	Hancock Securities Group LLC	Investment Professionals Inc	Lucia Securities LLC
First Independent Financial Services	Hantz Financial Services	Investors Capital Corporation	M & T Securities
First Midwest Securities	Harbor Financial Services	Investors Security Co Inc	M. Holdings Securities, Inc.
First National Capital Markets	Harbour Investment Inc	J P Turner & Co LLC	M&I Financial Advisors, Inc
First Southeast Investor	Harger & Company	J W Cole Financial Inc.	Madison Ave Securities
First Tennessee Brokerage Direct	Harold Dance Investments	J. Alden Associates, Inc.	Mark Stewart Securities Inc.
First Western Advisors	Harris Bancorp Insurance Services, Inc.	James T Borello & Company	McLaughlin Ryder Investments
First Western Securities, Inc.	Harvest Capital LLC	Janney Montgomery Scott LLC	McNally Financial Services Corp
FirstMerit Financial Services, Inc.	Hazard & Siegel Inc	JHS Capital Advisors	Means Investment Co. Inc.
Five Star Investment Services	HBW Securities	JJB Hilliard WL Lyons Inc	MerCap Securities, LLC
Focus Insurance Agency Inc.	Hefren-Tillotson, Inc.	JRL Capital Corporation	Mercer Allied
Foothill Securities, Inc	High Street Securities	K.W. Chambers & Co.	Meridian United
Foresters Equity Services Inc.	Hightower Securities LLC	Kaiser and Company	Merrill Lynch
Forsyth Securities	Hilliard Lyons	Kalos Capital Inc	Merrimac Corp Securities
Fortune Financial Services, Inc.	Homestreet Insurance	KCD Financial	Mesirow Financial Inc
Founders Financial Securities	Hornor Townsend & Kent Inc	KCG Securities LLC	Metlife Securities
Freedom Investors Corp.	HSBC Securities	Kehrer Saltzman & Associates	Metropolitan Investment Securities Inc.
Frost Brokerage Services, Inc.	Humana MarketPoint Inc.	Kenai Investments Inc	Michigan Securities, Inc.
FSC Securities Corporation	Huntington Ins. Inc.	Key Investment Services	Mid Atlantic Capital Corp
Fulcrum Securities Inc	Huntington Investment Company	KMS Financial Services Inc	MidAmerica Financial Services
G F Investment Services	Huntleigh Securities Corp.	Koehler Financial LLC	Mid-Atlantic Securities Inc
G. W. Sherwold Associates Inc.	IBN Financial Services	Kovack Securities, Inc	Midwestern Securities Trading Co.
GA Repple & Company	IFG Network Securities	L.M. Kohn & Company, Inc.	Milkie/Ferguson Investments, Inc.
Garden State Securities	IFS Securities	Labrunerie Financial Inc	Mischler Financial Group, Inc.
GBS Financial Corporation	IMS Securities	Lamar Enterprises Inc.	MML Investors Services Inc
Geneos Wealth Management Inc	Independence Capital Co	Landolt Securities Inc	Moloney Securities Co., Inc.
Gentry Partners Ltd	Independent Financial Group	Larson Financial Securities	Money Concepts Capital Corp
Genworth Financial Securities Corporation	Infinex Investments Inc	Lasalle St Securities LLC	Moors & Cabot, Inc.
Gilford Securities Incorporated	Infinity Securities Inc.	Legacy Financial Services, Inc.	Morgan Keegan
Girard Securities, Inc.	ING Financial Advisers LLC	Legend Equities Corp	Morgan Stanley Smith Barney
Glen Eagle Advisors, LLC	ING Financial Partners Inc	Leigh Baldwin & Co LLC Inc	Morris Group Inc
Global Brokerage Services, Inc.	Institutional Securities Corp	Leonard & Company	MSC – BD LLC
Gold Coast Securities, Inc.	Intercarolina Financial Services, Inc.	Liberty Group, LLC	MTL Equity Products, Inc.
Gradient Securities	Intercontinental Asset Management Group	Liberty Partners Financial	Multi-Financial Securities Corp
Grant Williams LP	International Assets Advisory	LifeMark Securities Corp	Mutual of Omaha Investor Services
Great American Investors Inc.	Intervest International Equities Corp.	Lincoln Financial Advisors	Mutual Securities Inc
Great Nation Investment Corporation	INVEST Financial Corporation	Lincoln Financial Securities	Mutual Trust Company
Great Southern Bank	Investacorp, Inc.	Lincoln Investment Planning	MWA Financial Services, Inc.
GWN Securities Inc	Investment Advisors & Consultants, Inc.	Lombard Securities	National Planning Corporation
H Beck Inc	Investment Centers Of America	Longevity Capital LLC	National Securities Corp
H D Vest Investment Securities	Investment Network, Inc.	Lowell & Company Inc	Nationwide Planning Associates
Hancock Investment Services	Investment Planners, Inc.	LPL Financial Corporation	Nationwide Securities, LLC

Navy Federal Brokerage Services	Pro Equities, Inc	Sigma Financial Corporation	Thrivent Investment Management
NBC Securities Inc	Prospera Financial Services Inc	Signator Investors, Inc	Thurston, Springer, Miller, Herd & Titak, Inc
New England Securities	Protected Investors of America	Signature Securities Group Corp.	Tower Square Securities
Newbridge Securities Corp	PTS Brokerage LLC	SII Investments	Transamerica Financial Advisors, Inc
Newport Coast Securities	Puplava Securities Inc.	Silver Oak Securities	Triad Advisors, Inc.
NEXT Financial Group, Inc.	Purshe Kaplan Sterling	Singer Xenos Securities Corp.	Tricor Financial, LLC
NFP Securities Inc	QA3 Financial Corporation	Small Business Insurance Agency	Triune Capital Advisors
NIA Securities LLC	Quest Capital Strategies, Inc.	SMH Capital Inc	Trustmont Financial Group
Northeast Capital Management, Inc.	Quest Securities	Smith Brown & Groover, Inc.	U.S. Bancorp Investments, Inc.
Northeast Securities, Inc.	Questar Capital Corporation	Smith Moore & Co	UBS Financial Services Inc
Northland Securities, Inc.	Quick and Reilly Inc.	Sorrento Pacific Financial	UMB Insurance, Inc.
Northridge Securities Corp	R.M. Stark & Co., Inc.	South Valley Wealth Management	Umpqua Investments Inc
Northwestern Mutual Investment Services, LLC	Rampart Financial Services, Inc.	Southeast Investments	Unionbanc Investment Services
NPB Financial Group	Raymond James	Southwest Securities Financial Services	United Brokerage Services, Inc.
NYLife Securities	RBC Capital Markets Corp	Spire Securities LLC	United Global Securities Inc
OFG Financial Services, Inc.	RDM Investment Services, Inc.	St Bernard Financial Services	United Planners Financial Services Of
Ogilvie Security Advisors	Regal Securities Inc	Stephens Inc	America
OneAmerica Securities	Rendler Sales Consulting, LLC	Sterne Agee & Leach Group Inc	Univest Insurance Inc.
Online Brokerage Services Inc.	Resource Horizons Group	Sterne Agee Financial Services	USA Financial Securities Corp
Oppenheimer & Co	Rhodes Securities, Inc.	Stifel Nicolaus & Company	USI Securities, Inc.
Pacific West	Ridgeway & Conger Inc	Strategic Financial Alliance	UVEST
Packerland Brokerage Services	River Stone Wealth Management	Summit Brokerage Services Inc	Valic Financial Advisors Inc
Paradigm Equities, Inc.	RNR Securities LLC	Summit Equities Inc	Valley National Investments
Park Avenue Securities	Robert W Baird & Co Inc	Sunbelt Securities	ValMark Securities Inc
Parsonex Securities, LLC	Rogan and Associates	Sunset Financial Services, Inc	Vanderbilt Securities LLC Inc
Peak Brokerage Services	Royal Alliance Associates Inc	SunTrust Investment Services, Inc.	Veritrust Financial LLC
Penn Plaza Associates	Royal Securities	SWBC Investment Services LLC	Vorpahl Wing Securities
People's Securities Inc	RSG Capital Corporation	SWS Financial Service, Inc.	VSR Financial Services, Inc.
PFA Security Asset Management	S. G. Long & Company	Symetra Investment Services	Waddell & Reed, Inc
PIM Financial Services	Sagepoint Financial	Synergy Investment Group	Wall Street Financial Group
PlanMember Securities	Sammons Securities	Synovus Securities Inc.	Wall Street Strategies Inc.
PMK Securities & Research, Inc.	Santander Securities LLC	Tandem Securities Inc.	Walnut Street Securities
PNC Investments LLC	Saxony Securities Inc	TD Wealth Mangement Services, Inc.	Waterford Investor Services, Inc.
PPA Investments, Inc.	SCF Secuties, Inc.	TFS Securities	Wayne Hummer Investments LLC
Presidential Brokerage, Inc	Scott & Stringfellow Inc	The Huntington Investment	WBB Securities
Prime Capital Services Inc	Secure Planning Inc	Company	Wedbush Securities Inc.
Prime Solutions Securities, Inc.	Securian Financial Services	The Investment Center Inc	Weitzel Financial Services Inc
Prime Vest Financial Services	Securities America	The Leaders Group	Wells Fargo Advisors
Princor Financial Services	Securities Mangement & Research, Inc.	The O.N. Equity Sales Company	WesBanco Securities
Private Client Services LLC	Securities Service Network	The Windmill Group	Wescom Financial Services

Westco Investment Corp
Western Equity Group
Western International Securities Inc
Westminster Financial Securities
Westport Resources Investment Services, Inc
WFG Investments Inc
Wilbanks Securities, Inc.
Williams Financial Group
Windsor Sheffield & Co, Inc
Woodbury Financial Services Inc
Woodmen Financial Services, Inc.
World Equity Group, Inc.
World Financial Group
Worth Financial Group Inc.
WR Rice Financial Services, Inc.
WRP Investments Inc
Wunderlich Securities

APPENDIX D

ACCUMULATION UNIT VALUES

The tables reflect the accumulation unit values for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  The tables do not provide partial year information.  The tables provide accumulation unit values and the number of accumulation units outstanding only if that information is available throughout the period.  Where accumulation unit values and the number of accumulation units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely Accumulation Unit Values that are available for each Investment Division.

Accumulation Unit Values
Base Contract - 0.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314 , Lansing, MI 48909- 3813
Delivery Address:	1 Corporate Way, Lansing, MI 48951
Jackson of NY IMG Service Center:	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30901 , Lansing, MI 48909- 8401
Delivery Address:	1 Corporate Way, Lansing, MI 48951
Home Office:	2900 Westchester Avenue, Purchase, NY 10577

STATEMENT OF ADDITIONAL INFORMATION

April 29 , 2013

INDIVIDUAL AND GROUP MODIFIED SINGLE PREMIUM FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
ISSUED BY THE JNLNY SEPARATE ACCOUNT I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 29 , 2013 .  The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 30313 , Lansing, Michigan 48909- 7813 , or calling 1-800-599-5651.  Not all Investment Divisions described in this SAI may be available for investment.

TABLE OF CONTENTS
Page
General Information and History	2
Services	2
Purchase of Securities Being Offered	2
Underwriters	2
Calculation of Performance	2
Additional Tax Information	4
Annuity Provisions	14
Net Investment Factor	14
Condensed Financial Information	15
Financial Statement of the Separate Account	Appendix A
Financial Statement of Jackson of NY	Appendix B

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson of NY ® ).  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator.  Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  For the past three years, Jackson paid $349,200 in 2010, $430,000 in 2011, and $450,000 in 2012 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was zero dollars in 2010 , 2011 and 2012 .  We paid no commissions prior to 2007 because the Contracts were not available for sale. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division, we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Divisions normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON NATIONAL LIFE OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable.  For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National Life of NY or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 3 Investment Divisions and at least one Fixed Account option.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner is permitted to make up to 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange.  Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule.  Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.
Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan.  Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations.  For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures.  Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound.  Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

       Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals.  Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

       Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

       Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5, 500 for 2013 .  The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

       Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 2013 , these levels are $ 112 ,000 in the case of single taxpayers, $ 178 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5, 500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

       Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit - Sharing Plans

       The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan.  The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders.  Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans - Section 457

       Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $17, 500 elective deferral limitation in 2013 .  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below.  The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the of accumulation unit values for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements). The tables do not provide partial year information.  The tables provide accumulation unit values and the number of accumulation units outstanding only if that information is available throughout the period.  Where accumulation unit values and the number of accumulation units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Accumulation Unit Values
Base Contract - 0.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 0.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.46	$8.81	$7.89	N/A	N/A
End of period	$9.60	$8.46	$8.81	N/A	N/A
Accumulation units outstanding at the end of period	5,348	5,396	5,447	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$9.95	$9.97	N/A	N/A	N/A
End of period	$11.17	$9.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,083	1,093	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.16	$9.32	N/A	N/A	N/A
End of period	$10.36	$9.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,166	1,176	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2012

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Dynamic Risk Advantage - Aggressive Portfolio	Curian Dynamic Risk Advantage - Diversified Portfolio	Curian Dynamic Risk Advantage - Income Portfolio	Curian Guidance - Balanced Income Portfolio	Curian Guidance - Equity 100 Portfolio	Curian Guidance - Fixed 100 Portfolio	Curian Guidance - Institutional Alt 100 Portfolio	Curian Guidance - Institutional Alt 65 Portfolio	Curian Guidance - Maximize Income Portfolio	Curian Guidance - Maximum Growth Portfolio

Assets
Investments, at value (a)	$941,025	$2,515,049	$2,504,428	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114
Receivables:
Investment securities sold	87	9,969	218	213	21	28	575	13,861	71	73
Sub-account units sold	-	30,877	7,920	3,960	39,506	-	-	14,532	-	35,794
Total assets	941,112	2,555,895	2,512,566	2,458,778	331,142	278,051	6,324,976	2,643,611	797,276	925,981

Liabilities
Payables:
Investment securities purchased	-	30,877	7,920	3,960	39,506	-	-	14,532	-	35,794
Sub-account units redeemed	-	9,741	-	-	-	-	-	13,632	-	-
Insurance fees due to Jackson
of New York	87	228	218	213	21	28	575	229	71	73
Total liabilities	87	40,846	8,138	4,173	39,527	28	575	28,393	71	35,867
Net assets (Note 7)	$941,025	$2,515,049	$2,504,428	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114

(a) Investment shares	98,640	251,505	244,812	233,106	28,257	27,582	618,221	250,500	75,066	85,753
Investments at cost	$956,699	$2,522,778	$2,476,191	$2,410,845	$286,733	$277,536	$6,159,030	$2,526,800	$776,965	$857,740

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Guidance - Moderate Growth Portfolio	Curian Guidance - Rising Income Portfolio	Curian Guidance - Tactical Maximum Growth Portfolio	Curian Guidance - Tactical Moderate Growth Portfolio	Curian Tactical Advantage 35 Portfolio	Curian Tactical Advantage 60 Portfolio	Curian Tactical Advantage 75 Portfolio	Curian/ American Funds Growth Portfolio	Curian/ DFA U.S. Micro Cap Portfolio	Curian/Epoch Global Shareholder Yield Portfolio

Assets
Investments, at value (a)	$4,376,528	$1,462,790	$1,446,409	$4,623,016	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804
Receivables:
Investment securities sold	375	131	127	437	135	10,378	69	41	1	12
Sub-account units sold	35,794	-	10,000	7,000	3,960	35,794	-	-	-	-
Total assets	4,412,697	1,462,921	1,456,536	4,630,453	1,398,328	1,496,846	800,957	444,657	13,913	140,816

Liabilities
Payables:
Investment securities purchased	35,794	-	10,000	7,000	3,960	35,794	-	-	-	-
Sub-account units redeemed	-	-	-	-	-	10,250	-	-	-	-
Insurance fees due to Jackson
of New York	375	131	127	437	135	128	69	41	1	12
Total liabilities	36,169	131	10,127	7,437	4,095	46,172	69	41	1	12
Net assets (Note 7)	$4,376,528	$1,462,790	$1,446,409	$4,623,016	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804

(a) Investment shares	415,625	139,446	140,976	447,100	134,839	139,220	76,348	41,631	1,376	13,309
Investments at cost	$4,210,845	$1,424,390	$1,403,507	$4,495,522	$1,384,837	$1,417,788	$772,526	$429,271	$13,037	$140,868

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian/FAMCO	Curian/Franklin	Curian/Franklin	Curian/	Curian/Nicholas	Curian/	Curian/	Curian/The	Curian/The Boston	Curian/
	Flex Core	Templeton Frontier	Templeton Natural	Neuberger Berman	Convertible	PIMCO	Pinebridge Merger	Boston Company	Company Multi-	Van Eck
	Covered Call	Markets	Resources	Currency	Arbitrage	Credit Income	Arbitrage	Equity Income	Alpha Market Neutral	International Gold
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio
Assets
Investments, at value (a)	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419
Receivables:
Investment securities sold	98	-	40	16	99	55	204	22	74	16
Sub-account units sold	9,239	-	7,249	9,711	14,248	40,000	17,248	5,043	4,507	7,747
Total assets	1,113,186	508	480,998	193,960	1,115,543	679,625	2,282,994	262,804	826,473	190,182

Liabilities
Payables:
Investment securities purchased	9,239	-	7,249	9,711	14,248	40,000	17,248	5,043	4,507	7,747
Sub-account units redeemed	-	-	-	-	-	-	-	-	-	-
Insurance fees due to Jackson
of New York	98	-	40	16	99	55	204	22	74	16
Total liabilities	9,337	-	7,289	9,727	14,347	40,055	17,452	5,065	4,581	7,763
Net assets (Note 7)	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419

(a) Investment shares	108,220	49	53,831	18,241	107,329	60,680	224,756	24,088	80,815	20,224
Investments at cost	$1,110,907	$500	$471,342	$183,892	$1,091,448	$632,359	$2,253,928	$250,226	$827,767	$194,652

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012
	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Balanced Allocation Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio
Assets
Investments, at value (a)	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859
Receivables:
Investment securities sold	4,153	10,803	89,657	13,017	13,822	24,393	7,570	1,146	14,217	4,913
Sub-account units sold	250	9,279	1,566	116,767	22,369	103,946	1,736	63,662	126,003	167,142
Total assets	17,080,441	49,758,574	51,569,964	57,414,612	65,705,237	94,264,165	42,395,202	5,801,880	40,272,676	21,092,914

Liabilities
Payables:
Investment securities purchased	250	9,279	1,566	116,767	22,369	103,946	1,736	63,662	126,003	167,142
Sub-account units redeemed	1,941	4,380	83,200	5,769	5,256	12,273	2,314	396	9,122	2,207
Insurance fees due to Jackson of New York	2,212	6,423	6,457	7,248	8,566	12,120	5,256	750	5,095	2,706
Total liabilities	4,403	20,082	91,223	129,784	36,191	128,339	9,306	64,808	140,220	172,055
Net assets (Note 7)	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859

(a) Investment shares	1,895,232	4,683,474	5,274,461	3,865,373	4,294,902	6,045,975	2,764,899	550,583	3,498,906	1,876,310
Investments at cost	$15,523,622	$45,846,356	$47,688,262	$54,335,709	$63,507,788	$91,139,929	$42,981,159	$5,538,255	$36,926,158	$20,507,623

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth Allocation Portfolio	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/AQR Managed Futures Strategy Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Assets
Investments, at value (a)	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618
Receivables:
Investment securities sold	4,416	865	14,982	21,062	29,365	143	31,383	13,308	994	28,183
Sub-account units sold	41,217	-	18,367	18,057	77,310	15,413	62,245	121,701	20,585	3,589
Total assets	13,383,036	4,261,173	48,221,001	19,145,704	21,438,906	1,662,967	43,633,292	66,428,211	4,784,794	20,516,390

Liabilities
Payables:
Investment securities purchased	41,217	-	18,367	18,057	77,310	15,413	62,245	121,701	20,585	3,589
Sub-account units redeemed	2,716	274	8,956	18,594	26,587	-	25,730	4,850	434	25,492
Insurance fees due to Jackson
of New York	1,700	591	6,026	2,468	2,778	143	5,653	8,458	560	2,691
Total liabilities	45,633	865	33,349	39,119	106,675	15,556	93,628	135,009	21,579	31,772
Net assets (Note 7)	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618

(a) Investment shares	1,282,443	408,075	4,083,699	1,783,995	1,899,575	164,906	4,256,077	6,104,346	387,568	2,060,827
Investments at cost	$13,018,852	$4,105,899	$43,287,247	$18,166,929	$20,048,326	$1,577,560	$43,044,909	$63,503,830	$4,477,804	$19,313,017

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Assets
Investments, at value (a)	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458
Receivables:
Investment securities sold	25,304	2,757	21,132	6,873	11,418	83,478	14,194	8,091	93,312	52,280
Sub-account units sold	729	61,961	59,902	46,831	317,652	1,029	32,044	45,073	59,129	33,694
Total assets	11,979,038	9,072,654	46,169,791	11,698,205	26,704,039	71,915,321	15,902,320	11,229,254	85,863,267	13,518,432

Liabilities
Payables:
Investment securities purchased	729	61,961	59,902	46,831	317,652	1,029	32,044	45,073	59,129	33,694
Sub-account units redeemed	23,771	1,598	15,041	5,349	7,958	74,099	12,182	6,628	82,316	50,502
Insurance fees due to Jackson
of New York	1,533	1,159	6,091	1,524	3,460	9,379	2,012	1,463	10,996	1,778
Total liabilities	26,033	64,718	81,034	53,704	329,070	84,507	46,238	53,164	152,441	85,974
Net assets (Note 7)	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458

(a) Investment shares	470,406	1,105,268	2,024,100	1,416,606	3,573,844	7,374,827	1,752,053	943,927	8,032,880	1,552,885
Investments at cost	$10,396,648	$8,270,654	$42,782,606	$11,405,929	$26,073,998	$65,088,816	$14,192,291	$10,443,536	$81,162,697	$11,366,213

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Assets
Investments, at value (a)	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396
Receivables:
Investment securities sold	19,172	9,476	15,364	6,715	7,773	34,147	39,061	18,244	4,513	4,150
Sub-account units sold	3,339	8,981	389,712	-	31,279	4,788	61,956	28,653	7,956	17,410
Total assets	28,495,861	22,575,277	42,208,932	17,706,623	26,446,199	6,869,578	36,427,301	23,711,044	21,030,616	15,252,956

Liabilities
Payables:
Investment securities purchased	3,339	8,981	389,712	-	31,279	4,788	61,956	28,653	7,956	17,410
Sub-account units redeemed	15,579	6,510	9,949	4,450	4,363	33,256	34,347	15,181	1,805	2,179
Insurance fees due to Jackson
of New York	3,593	2,966	5,415	2,265	3,410	891	4,714	3,063	2,708	1,971
Total liabilities	22,511	18,457	405,076	6,715	39,052	38,935	101,017	46,897	12,469	21,560
Net assets (Note 7)	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396

(a) Investment shares	3,091,569	1,800,225	3,360,439	1,253,535	2,387,626	784,230	3,676,749	2,173,016	1,640,761	1,065,133
Investments at cost	$25,726,778	$18,799,648	$41,644,824	$16,663,933	$24,124,968	$6,095,472	$31,898,078	$22,090,700	$20,159,080	$13,965,190

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

				JNL/JPMorgan
	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM
	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio
Assets
Investments, at value (a)	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876
Receivables:
Investment securities sold	79,903	33,493	3,828	9,520	58,288	25,978	660	537	7,265	22,401
Sub-account units sold	122,837	3,841	15,618	66,900	73	6,064	449	5	1,310	23,015
Total assets	81,835,375	21,979,054	17,318,073	42,013,075	45,290,992	15,998,561	3,677,454	2,504,389	34,983,631	32,897,292

Liabilities
Payables:
Investment securities purchased	122,837	3,841	15,618	66,900	73	6,064	449	5	1,310	23,015
Sub-account units redeemed	69,197	30,611	1,659	4,045	52,417	23,840	194	202	2,844	18,024
Insurance fees due to Jackson of New York	10,706	2,882	2,169	5,475	5,871	2,138	466	335	4,421	4,377
Total liabilities	202,740	37,334	19,446	76,420	58,361	32,042	1,109	542	8,575	45,416
Net assets (Note 7)	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876

(a) Investment shares	6,599,243	3,086,037	789,892	2,976,342	3,943,560	1,368,168	269,132	211,831	3,929,782	2,159,887
Investments at cost	$74,158,849	$23,888,991	$14,494,796	$40,576,810	$42,550,623	$15,328,645	$3,656,552	$2,406,036	$31,482,058	$28,518,114

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities December 31, 2012

					JNL/MCM Dow
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Jones U.S. Contrarian	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	Dow Dividend	Opportunities	Emerging Markets	European 30	Financial	Global Alpha	Healthcare
	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Index Portfolio	Portfolio	Sector Portfolio	Portfolio	Sector Portfolio
Assets
Investments, at value (a)	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903
Receivables:
Investment securities sold	12,646	1,768	10,843	7,815	81	2,004	1,179	16,171	428	10,115
Sub-account units sold	132,776	3,020	9,505	3,273	5,000	-	-	35,467	10,354	15,035
Total assets	33,084,453	10,009,823	12,991,925	29,362,827	437,598	8,492,583	1,888,531	19,402,118	2,454,657	27,364,053

Liabilities
Payables:
Investment securities purchased	132,776	3,020	9,505	3,273	5,000	-	-	35,467	10,354	15,035
Sub-account units redeemed	8,309	498	9,145	3,941	19	928	935	13,586	138	6,523
Insurance fees due to Jackson of New York	4,337	1,270	1,698	3,874	62	1,076	244	2,585	290	3,592
Total liabilities	145,422	4,788	20,348	11,088	5,081	2,004	1,179	51,638	10,782	25,150
Net assets (Note 7)	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903

(a) Investment shares	2,695,502	2,605,478	1,031,127	3,966,451	42,321	795,743	185,763	2,493,619	239,596	1,869,966
Investments at cost	$32,022,312	$9,724,466	$11,769,392	$28,256,227	$418,951	$7,975,464	$1,969,886	$17,511,849	$2,497,907	$23,645,801

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap
	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Index Portfolio
Assets
Investments, at value (a)	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118
Receivables:
Investment securities sold	15,790	51,100	145,533	7,780	6,474	3,180	25,372	914	589	81,891
Sub-account units sold	245,093	5,008	289,547	1,731	7,966	332	57,850	26	-	6,366
Total assets	50,710,109	36,329,253	229,529,238	31,827,664	14,665,907	5,794,382	47,003,882	4,074,585	2,337,369	40,854,375

Liabilities
Payables:
Investment securities purchased	245,093	5,008	289,547	1,731	7,966	332	57,850	26	-	6,366
Sub-account units redeemed	9,097	46,237	114,567	3,441	4,541	2,368	19,153	392	288	76,527
Insurance fees due to Jackson of New York	6,693	4,863	30,966	4,339	1,933	812	6,219	522	301	5,364
Total liabilities	260,883	56,108	435,080	9,511	14,440	3,512	83,222	940	589	88,257
Net assets (Note 7)	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118

(a) Investment shares	4,965,475	2,968,342	24,294,184	3,648,871	1,058,632	989,892	1,663,263	318,752	215,371	2,819,234
Investments at cost	$43,441,842	$37,106,700	$242,805,783	$31,476,550	$13,356,675	$6,756,058	$45,414,426	$3,878,786	$2,162,079	$37,208,734

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

								JNL/Morgan	JNL/Neuberger	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Stanley Mid	Berman	Oppenheimer
	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Cap Growth	Strategic Income	Global Growth
	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640
Receivables:
Investment securities sold	66,152	2,371	2,250	87,996	7,665	8,539	3,457	140	707	95,411
Sub-account units sold	365,153	2,359	1,874	2,670	24,448	22,083	732	-	1,917	4,051
Total assets	123,958,537	6,875,928	8,651,149	35,012,222	32,888,448	23,682,577	12,775,249	702,399	3,682,145	32,251,102

Liabilities
Payables:
Investment securities purchased	365,153	2,359	1,874	2,670	24,448	22,083	732	-	1,917	4,051
Sub-account units redeemed	50,156	1,447	1,142	83,292	3,272	5,351	1,701	47	230	91,208
Insurance fees due to Jackson of New York	15,996	924	1,108	4,704	4,393	3,188	1,756	93	477	4,203
Total liabilities	431,305	4,730	4,124	90,666	32,113	30,622	4,189	140	2,624	99,462
Net assets (Note 7)	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640

(a) Investment shares	10,450,696	658,792	671,875	2,723,990	4,446,053	2,142,387	1,756,680	73,535	349,101	2,820,319
Investments at cost	$112,370,433	$6,575,745	$8,505,138	$31,437,046	$33,391,279	$27,838,986	$13,721,947	$680,636	$3,590,837	$28,836,872

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio
Assets
Investments, at value (a)	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729
Receivables:
Investment securities sold	36,156	668,218	3,541	28,781	2,653	2,750	5,532	7,870	14,433	3,076
Sub-account units sold	183,510	752,992	91,851	198,773	2,079	-	5,190	14,893	19,655	8,336
Total assets	111,749,762	260,681,965	14,265,145	71,873,344	5,318,764	4,601,032	5,013,259	12,574,682	67,247,803	14,032,141

Liabilities
Payables:
Investment securities purchased	183,510	752,992	91,851	198,773	2,079	-	5,190	14,893	19,655	8,336
Sub-account units redeemed	21,639	634,354	1,693	19,393	1,974	2,185	4,907	6,257	5,754	1,270
Insurance fees due to Jackson of New York	14,517	33,864	1,848	9,388	679	565	625	1,613	8,679	1,806
Total liabilities	219,666	1,421,210	95,392	227,554	4,732	2,750	10,722	22,763	34,088	11,412
Net assets (Note 7)	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729

(a) Investment shares	8,652,451	19,851,513	1,336,769	9,937,003	499,439	472,103	385,998	1,345,329	5,601,143	1,118,080
Investments at cost	$110,974,139	$254,835,487	$13,839,405	$67,827,686	$5,262,329	$4,309,748	$4,650,537	$12,967,470	$56,528,024	$13,328,373

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio
Assets
Investments, at value (a)	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608
Receivables:
Investment securities sold	18,554	3,889	67,162	47,088	73,433	170,333	140,300	2,663	66,620	79,024
Sub-account units sold	60,207	15,045	136,882	8,297	2,891	69,006	113,570	-	92,472	48,949
Total assets	55,179,092	13,749,877	77,251,799	146,479,247	221,116,145	236,431,039	326,175,318	5,499,046	101,239,177	96,092,581

Liabilities
Payables:
Investment securities purchased	60,207	15,045	136,882	8,297	2,891	69,006	113,570	-	92,472	48,949
Sub-account units redeemed	11,428	2,110	56,569	27,833	44,759	139,749	98,301	1,960	53,501	66,545
Insurance fees due to Jackson of New York	7,126	1,779	10,593	19,255	28,674	30,584	41,999	703	13,119	12,479
Total liabilities	78,761	18,934	204,044	55,385	76,324	239,339	253,870	2,663	159,092	127,973
Net assets (Note 7)	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608

(a) Investment shares	4,837,606	1,256,262	5,828,121	12,721,448	18,668,904	19,948,623	26,627,569	530,539	4,056,183	3,293,226
Investments at cost	$53,253,578	$13,544,381	$70,422,992	$141,208,332	$204,114,969	$225,385,608	$307,675,526	$5,072,732	$86,700,973	$91,549,489

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Assets
Investments, at value (a)	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894
Receivables:
Investment securities sold	55,126	38,008	32,144	57,038	25,090	33,611
Sub-account units sold	63,770	36,125	8,010	52,366	40,765	41,347
Total assets	31,401,577	47,292,170	24,114,952	98,717,760	45,091,527	27,762,852

Liabilities
Payables:
Investment securities purchased	63,770	36,125	8,010	52,366	40,765	41,347
Sub-account units redeemed	51,076	31,889	29,018	44,687	19,320	29,956
Insurance fees due to Jackson of New York	4,050	6,119	3,126	12,351	5,770	3,655
Total liabilities	118,896	74,133	40,154	109,404	65,855	74,958
Net assets (Note 7)	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894

(a) Investment shares	3,109,610	3,826,421	1,118,717	5,432,967	45,025,672	1,493,414
Investments at cost	$31,257,412	$42,686,364	$22,408,018	$88,748,076	$45,025,672	$25,130,191

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Dynamic Risk Advantage- Aggressive Portfolio(a)	Curian Dynamic Risk Advantage - Diversified Portfolio(a)	Curian Dynamic Risk Advantage - Income Portfolio(a)	Curian Guidance- Balanced Income Portfolio(a)	Curian Guidance- Equity 100 Portfolio(b)	Curian Guidance- Fixed 100 Portfolio(b)	Curian Guidance- Institutional Alt 100 Portfolio(a)	Curian Guidance- Institutional Alt 65 Portfolio(a)	Curian Guidance- Maximize Income Portfolio(a)	Curian Guidance- Maximum Growth Portfolio(a)
Investment income
Dividends	$-	$-	$25,473	$-	$-	$-	$-	$-	$-	$-

Expenses
Insurance charges (Note 3)	3,775	7,768	7,848	5,675	163	787	21,098	7,541	2,729	3,039
Total expenses	3,775	7,768	7,848	5,675	163	787	21,098	7,541	2,729	3,039
Net investment gain (loss)	(3,775)	(7,768)	17,625	(5,675)	(163)	(787)	(21,098)	(7,541)	(2,729)	(3,039)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	23,595	6,736	-	-	-	-	-	-	-
Investments	(204)	128	245	90	(565)	1	3,126	748	255	486
Net change in unrealized appreciation
(depreciation) on investments	(15,674)	(7,729)	28,237	43,760	4,882	487	165,371	88,418	20,240	32,374
Net realized and unrealized gain (loss)	(15,878)	15,994	35,218	43,850	4,317	488	168,497	89,166	20,495	32,860

Net increase (decrease) in net assets
from operations	$(19,653)	$8,226	$52,843	$38,175	$4,154	$(299)	$147,399	$81,625	$17,766	$29,821

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Guidance- Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S. Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)
Investment income
Dividends	$-	$-	$-	$-	$10,102	$12,168	$7,345	$-	$-	$1,615

Expenses
Insurance charges (Note 3)	14,556	4,249	5,007	16,008	3,178	4,833	3,725	1,254	14	193
Total expenses	14,556	4,249	5,007	16,008	3,178	4,833	3,725	1,254	14	193
Net investment gain (loss)	(14,556)	(4,249)	(5,007)	(16,008)	6,924	7,335	3,620	(1,254)	(14)	1,422

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	1,800	2,596	2,979	-	-	-
Investments	4,711	155	386	347	1,058	450	(27,629)	192	1	1
Net change in unrealized appreciation
(depreciation) on investments	165,683	38,400	42,902	127,494	9,396	32,886	28,362	15,345	875	(64)
Net realized and unrealized gain (loss)	170,394	38,555	43,288	127,841	12,254	35,932	3,712	15,537	876	(63)

Net increase (decrease) in net assets
from operations	$155,838	$34,306	$38,281	$111,833	$19,178	$43,267	$7,332	$14,283	$862	$1,359

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/Franklin Templeton Frontier Markets Portfolio(b)	Curian/Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)
Investment income
Dividends	$8,892	$-	$2,167	$-	$-	$5,570	$-	$2,450	$-	$-

Expenses
Insurance charges (Note 3)	2,636	-	1,292	338	3,078	2,362	6,488	637	2,239	309
Total expenses	2,636	-	1,292	338	3,078	2,362	6,488	637	2,239	309
Net investment gain (loss)	6,256	-	875	(338)	(3,078)	3,208	(6,488)	1,813	(2,239)	(309)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	854	-	-	1,003	-	718	-	-
Investments	(126)	-	(339)	47	565	1,278	(144)	17	(188)	(2,637)
Net change in unrealized appreciation
(depreciation) on investments	(7,058)	8	2,367	341	9,748	7,211	11,614	7,513	(5,875)	(12,233)
Net realized and unrealized gain (loss)	(7,184)	8	2,882	388	10,313	9,492	11,470	8,248	(6,063)	(14,870)

Net increase (decrease) in net assets
from operations	$(928)	$8	$3,757	$50	$7,235	$12,700	$4,982	$10,061	$(8,302)	$(15,179)

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

								JNL/American	JNL/American
	JNL Disciplined	JNL Disciplined	JNL Disciplined	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Balanced	Funds Blue Chip	JNL/American
	Growth	Moderate	Moderate	Alt 20	Alt 35	Alt 50	Alt 65	Allocation	Income and	Funds Global
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Growth Portfolio	Bond Portfolio
Investment income
Dividends	$176,652	$648,585	$619,516	$778,074	$952,453	$1,471,251	$1,065,050	$-	$332,544	$371,959

Expenses
Insurance charges (Note 3)	237,876	669,640	653,661	738,598	804,666	1,190,361	676,536	27,509	507,196	299,387
Total expenses	237,876	669,640	653,661	738,598	804,666	1,190,361	676,536	27,509	507,196	299,387
Net investment gain (loss)	(61,224)	(21,055)	(34,145)	39,476	147,787	280,890	388,514	(27,509)	(174,652)	72,572

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	447,080	1,450,298	1,480,559	1,193,439	1,672,937	2,300,516	2,396,186	-	41,573	158,634
Investments	213,060	560,825	473,291	334,342	272,407	358,643	223,330	10,930	450,098	132,484
Net change in unrealized appreciation
(depreciation) on investments	1,206,147	2,537,717	3,034,832	2,582,511	2,494,072	3,367,262	905,495	198,817	2,860,524	346,300
Net realized and unrealized gain (loss)	1,866,287	4,548,840	4,988,682	4,110,292	4,439,416	6,026,421	3,525,011	209,747	3,352,195	637,418

Net increase (decrease) in net assets
from operations	$1,805,063	$4,527,785	$4,954,537	$4,149,768	$4,587,203	$6,307,311	$3,913,525	$182,238	$3,177,543	$709,990

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/American	JNL/American	JNL/American	JNL/American		JNL/AQR	JNL/BlackRock		JNL/Brookfield	JNL/Capital
	Funds Global	Funds Growth	Funds	Funds	JNL/American	Managed Futures	Commodity	JNL/BlackRock	Global	Guardian Global
	Small Capitalization	Allocation	Growth-Income	International	Funds New	Strategy	Securities	Global Allocation	Infrastructure	Balanced
	Portfolio	Portfolio(a)	Portfolio	Portfolio	World Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$81,180	$-	$321,444	$184,707	$184,936	$-	$-	$-	$1,303	$402,678

Expenses
Insurance charges (Note 3)	169,934	16,911	608,670	243,861	271,935	4,588	684,912	676,514	30,991	319,881
Total expenses	169,934	16,911	608,670	243,861	271,935	4,588	684,912	676,514	30,991	319,881
Net investment gain (loss)	(88,754)	(16,911)	(287,226)	(59,154)	(86,999)	(4,588)	(684,912)	(676,514)	(29,688)	82,797

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	99,933	-	38,776	32,862	74,410	-	-	-	-	-
Investments	(59,592)	6,380	532,513	(84,243)	(27,696)	650	75,918	202,300	37,677	107,584
Net change in unrealized appreciation
(depreciation) on investments	1,617,547	154,409	4,950,540	2,372,871	2,520,253	69,851	104,638	3,236,115	284,046	1,916,450
Net realized and unrealized gain (loss)	1,657,888	160,789	5,521,829	2,321,490	2,566,967	70,501	180,556	3,438,415	321,723	2,024,034

Net increase (decrease) in net assets
from operations	$1,569,134	$143,878	$5,234,603	$2,262,336	$2,479,968	$65,913	$(504,356)	$2,761,901	$292,035	$2,106,831

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Capital			JNL/Eastspring	JNL/Eastspring		JNL/Franklin	JNL/Franklin		JNL/Franklin
	Guardian Global	JNL/DFA U.S.	JNL/Eagle	Investments	Investments	JNL/Franklin	Templeton	Templeton Global	JNL/Franklin	Templeton Inter-
	Diversified	Core Equity	SmallCap Equity	Asia ex-Japan	China-India	Templeton Founding	Global Growth	Multisector Bond	Templeton	national Small Cap
	Research Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio	Income Portfolio	Growth Portfolio
Investment income
Dividends	$137,172	$74,724	$-	$67,764	$175,805	$1,476,745	$215,372	$18,002	$3,654,826	$172,628

Expenses
Insurance charges (Note 3)	182,319	132,946	664,702	158,944	364,699	1,074,334	216,532	84,039	1,232,762	170,364
Total expenses	182,319	132,946	664,702	158,944	364,699	1,074,334	216,532	84,039	1,232,762	170,364
Net investment gain (loss)	(45,147)	(58,222)	(664,702)	(91,180)	(188,894)	402,411	(1,160)	(66,037)	2,422,064	2,264

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	344,130	458,446	-	-	-	333	-	-
Investments	198,544	145,307	327,419	(57,355)	(792,629)	663,746	123,838	59,185	961,393	101,042
Net change in unrealized appreciation
(depreciation) on investments	1,419,746	821,579	4,339,371	1,493,871	5,518,026	7,724,363	2,418,508	732,554	4,216,780	2,378,559
Net realized and unrealized gain (loss)	1,618,290	966,886	5,010,920	1,894,962	4,725,397	8,388,109	2,542,346	792,072	5,178,173	2,479,601

Net increase (decrease) in net assets
from operations	$1,573,143	$908,664	$4,346,218	$1,803,782	$4,536,503	$8,790,520	$2,541,186	$726,035	$7,600,237	$2,481,865

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

		JNL/Franklin	JNL/	JNL/Goldman	JNL/	JNL/Goldman
	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	Sachs U.S.	JNL/Invesco	JNL/Invesco	JNL/Invesco	JNL/Invesco
	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap	Equity Flex	Global Real Estate	International	Large Cap	Small Cap
	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio
Investment income
Dividends	$398,864	$49,568	$888,707	$-	$263,751	$24,760	$221,831	$369,383	$-	$-

Expenses
Insurance charges (Note 3)	398,574	301,517	577,043	271,547	354,835	100,007	453,989	340,279	299,508	231,785
Total expenses	398,574	301,517	577,043	271,547	354,835	100,007	453,989	340,279	299,508	231,785
Net investment gain (loss)	290	(251,949)	311,664	(271,547)	(91,084)	(75,247)	(232,158)	29,104	(299,508)	(231,785)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	25,486	1,383,654	386,220	255,160	-	-	-	599,571	471,659
Investments	343,464	420,677	300,329	(24,191)	52,256	119,160	857,034	91,804	298,826	633,949
Net change in unrealized appreciation
(depreciation) on investments	2,487,460	2,641,641	68,687	2,790,665	3,075,322	953,169	5,783,573	2,702,162	1,185,108	1,018,552
Net realized and unrealized gain (loss)	2,830,924	3,087,804	1,752,670	3,152,694	3,382,738	1,072,329	6,640,607	2,793,966	2,083,505	2,124,160

Net increase (decrease) in net assets
from operations	$2,831,214	$2,835,855	$2,064,334	$2,881,147	$3,291,654	$997,082	$6,408,449	$2,823,070	$1,783,997	$1,892,375

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

				JNL/JPMorgan
	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM
	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio
Investment income
Dividends	$76,890	$933,631	$-	$926,060	$882,117	$41,192	$39,672	$25,204	$785,950	$660,853

Expenses
Insurance charges (Note 3)	1,089,780	312,480	317,241	651,683	697,417	250,995	51,984	36,417	513,626	462,262
Total expenses	1,089,780	312,480	317,241	651,683	697,417	250,995	51,984	36,417	513,626	462,262
Net investment gain (loss)	(1,012,890)	621,151	(317,241)	274,377	184,700	(209,803)	(12,312)	(11,213)	272,324	198,591

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	1,064,825	-	95,283	4,400	315,712	152,998
Investments	461,763	(695,597)	2,017,300	879,639	135,008	115,399	(10,151)	6,493	292,730	1,024,170
Net change in unrealized appreciation
(depreciation) on investments	9,932,722	2,914,609	948,263	(365,976)	6,667,333	956,931	102,653	280,431	3,517,826	2,657,089
Net realized and unrealized gain (loss)	10,394,485	2,219,012	2,965,563	513,663	7,867,166	1,072,330	187,785	291,324	4,126,268	3,834,257

Net increase (decrease) in net assets
from operations	$9,381,595	$2,840,163	$2,648,322	$788,040	$8,051,866	$862,527	$175,473	$280,111	$4,398,592	$4,032,848

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

					JNL/MCM Dow
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Jones U.S. Contrarian	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	Dow Dividend	Opportunities	Emerging Markets	European 30	Financial	Global Alpha	Healthcare
	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio(a)	Index Portfolio	Portfolio	Sector Portfolio	Portfolio	Sector Portfolio
Investment income
Dividends	$713,137	$209,661	$50,367	$811,939	$-	$2,850	$62,449	$171,972	$-	$202,554

Expenses
Insurance charges (Note 3)	494,606	97,078	139,799	435,695	1,527	107,218	27,624	267,942	33,881	374,100
Total expenses	494,606	97,078	139,799	435,695	1,527	107,218	27,624	267,942	33,881	374,100
Net investment gain (loss)	218,531	112,583	(89,432)	376,244	(1,527)	(104,368)	34,825	(95,970)	(33,881)	(171,546)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	139,201	-	379,442	-	-	-	27,611	-	39,663	123,878
Investments	371,966	51,950	320,764	90,234	4,758	(29,190)	(26,570)	223,553	5,711	764,152
Net change in unrealized appreciation
(depreciation) on investments	(166,497)	453,434	880,309	1,896,014	13,566	515,520	101,443	2,779,326	(90,843)	2,626,202
Net realized and unrealized gain (loss)	344,670	505,384	1,580,515	1,986,248	18,324	486,330	102,484	3,002,879	(45,469)	3,514,232

Net increase (decrease) in assets
from operations	$563,201	$617,967	$1,491,083	$2,362,492	$16,797	$381,962	$137,309	$2,906,909	$(79,350)	$3,342,686

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap
	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Index Portfolio
Investment income
Dividends	$713,676	$907,949	$6,662,641	$900,051	$28,645	$213,096	$504,887	$70,280	$10,880	$394,371

Expenses
Insurance charges (Note 3)	780,654	556,678	3,846,577	534,765	175,690	95,244	729,233	57,751	36,501	637,517
Total expenses	780,654	556,678	3,846,577	534,765	175,690	95,244	729,233	57,751	36,501	637,517
Net investment gain (loss)	(66,978)	351,271	2,816,064	365,286	(147,045)	117,852	(224,346)	12,529	(25,621)	(243,146)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,378,999	-	-	-	96,189	-	163,613	87,976	182,671	1,092,496
Investments	907,317	(1,019,153)	(6,523,630)	(124,266)	410,014	(456,091)	453,917	26,669	115,471	972,065
Net change in unrealized appreciation
(depreciation) on investments	3,141,736	5,706,522	38,036,245	3,465,234	966,832	882,647	727,065	237,385	(60,193)	3,653,096
Net realized and unrealized gain (loss)	5,428,052	4,687,369	31,512,615	3,340,968	1,473,035	426,556	1,344,595	352,030	237,949	5,717,657

Net increase (decrease) in net assets
from operations	$5,361,074	$5,038,640	$34,328,679	$3,706,254	$1,325,990	$544,408	$1,120,249	$364,559	$212,328	$5,474,511

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

								JNL/Morgan	JNL/Neuberger	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Stanley Mid	Berman	Oppenheimer
	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Cap Growth	Strategic Income	Global Growth
	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Investment income
Dividends	$1,802,636	$53,014	$13,102	$545,650	$90,365	$15,737	$263,376	$2,688	$-	$304,755

Expenses
Insurance charges (Note 3)	1,736,746	129,667	130,697	546,305	533,952	421,521	210,528	3,616	17,108	459,988
Total expenses	1,736,746	129,667	130,697	546,305	533,952	421,521	210,528	3,616	17,108	459,988
Net investment gain (loss)	65,890	(76,653)	(117,595)	(655)	(443,587)	(405,784)	52,848	(928)	(17,108)	(155,233)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	960,875	460,832	-	956,874	1,726,856	-	-	-	-	-
Investments	3,349,202	397,543	(46,012)	807,663	1,215,605	(2,740,895)	(299,860)	(668)	1,731	163,825
Net change in unrealized appreciation
(depreciation) on investments	8,409,990	161,270	1,253,449	2,445,233	(1,690,618)	5,286,994	1,478,700	21,623	88,684	4,926,547
Net realized and unrealized gain (loss)	12,720,067	1,019,645	1,207,437	4,209,770	1,251,843	2,546,099	1,178,840	20,955	90,415	5,090,372

Net increase (decrease) in net assets
from operations	$12,785,957	$942,992	$1,089,842	$4,209,115	$808,256	$2,140,315	$1,231,688	$20,027	$73,307	$4,935,139

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio
Investment income
Dividends	$1,972,493	$4,779,775	$310,252	$3,655,291	$21,306	$42,438	$69,149	$-	$1,178,870	$71,276

Expenses
Insurance charges (Note 3)	1,523,355	3,629,273	150,793	991,322	92,754	59,537	76,818	175,964	999,528	161,967
Total expenses	1,523,355	3,629,273	150,793	991,322	92,754	59,537	76,818	175,964	999,528	161,967
Net investment gain (loss)	449,138	1,150,502	159,459	2,663,969	(71,448)	(17,099)	(7,669)	(175,964)	179,342	(90,691)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,178,528	4,973,024	-	-	312,631	106,228	-	144,483	2,489,962	175,319
Investments	1,591,266	2,387,316	72,186	1,227,458	50,452	(4,956)	65,988	(336,736)	2,370,155	443,132
Net change in unrealized appreciation (depreciation) on investments	(2,385,725)	4,771,291	292,882	4,456,995	98,449	528,451	538,731	3,047,111	3,044,553	555,984
Net realized and unrealized gain (loss)	5,384,069	12,131,631	365,068	5,684,453	461,532	629,723	604,719	2,854,858	7,904,670	1,174,435

Net increase (decrease) in net assets from operations	$5,833,207	$13,282,133	$524,527	$8,348,422	$390,084	$612,624	$597,050	$2,678,894	$8,084,012	$1,083,744

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio
Investment income
Dividends	$798,691	$129,553	$651,583	$3,197,209	$2,504,092	$3,937,428	$4,448,750	$44,628	$-	$185,399

Expenses
Insurance charges (Note 3)	709,406	262,692	1,219,566	2,046,796	3,304,588	3,385,280	4,708,624	66,086	1,369,389	1,379,989
Total expenses	709,406	262,692	1,219,566	2,046,796	3,304,588	3,385,280	4,708,624	66,086	1,369,389	1,379,989
Net investment gain (loss)	89,285	(133,139)	(567,983)	1,150,413	(800,496)	552,148	(259,874)	(21,458)	(1,369,389)	(1,194,590)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,253,070	312,755	-	1,862,542	6,415,844	6,748,601	10,182,680	51,073	-	4,146,958
Investments	2,040,316	(118,897)	1,587,330	898,949	2,958,310	2,544,808	3,114,085	29,363	2,888,230	1,512,892
Net change in unrealized appreciation (depreciation) on investments	(184,294)	1,671,075	7,895,559	4,416,025	17,038,150	8,045,593	19,516,744	649,348	10,309,235	4,701,229
Net realized and unrealized gain (loss)	4,109,092	1,864,933	9,482,889	7,177,516	26,412,304	17,339,002	32,813,509	729,784	13,197,465	10,361,079

Net increase (decrease) in net assets from operations	$4,198,377	$1,731,794	$8,914,906	$8,327,929	$25,611,808	$17,891,150	$32,553,635	$708,326	$11,828,076	$9,166,489

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Investment income
Dividends	$271,262	$565,682	$36,144	$1,177,853	$359	$594,768

Expenses
Insurance charges (Note 3)	406,283	641,970	382,385	1,392,097	696,044	418,437
Total expenses	406,283	641,970	382,385	1,392,097	696,044	418,437
Net investment gain (loss)	(135,021)	(76,288)	(346,241)	(214,244)	(695,685)	176,331

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	2,002,491	719,433	135	891,948
Investments	135,700	619,932	523,124	1,392,582	-	592,716
Net change in unrealized appreciation (depreciation) on investments	154,565	5,684,098	(269,135)	5,122,678	-	1,717,038
Net realized and unrealized gain (loss)	290,265	6,304,030	2,256,480	7,234,693	135	3,201,702

Net increase (decrease) in net assets from operations	$155,244	$6,227,742	$1,910,239	$7,020,449	$(695,550)	$3,378,033

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Dynamic	Curian Dynamic	Curian Dynamic	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -
	Risk Advantage -	Risk Advantage -	Risk Advantage -	Balanced	Equity	Fixed	Institutional	Institutional	Maximize	Maximum
	Aggressive	Diversified	Income	Income	100	100	Alt 100	Alt 65	Income	Growth
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Operations
Net investment income (loss)	$(3,775)	$(7,768)	$17,625	$(5,675)	$(163)	$(787)	$(21,098)	$(7,541)	$(2,729)	$(3,039)
Net realized gain (loss) on investments	(204)	23,723	6,981	90	(565)	1	3,126	748	255	486
Net change in unrealized appreciation
(depreciation) on investments	(15,674)	(7,729)	28,237	43,760	4,882	487	165,371	88,418	20,240	32,374
Net increase (decrease) in net assets
from operations	(19,653)	8,226	52,843	38,175	4,154	(299)	147,399	81,625	17,766	29,821

Contract transactions 1
Purchase payments (Note 4)	874,113	2,484,977	2,439,861	2,384,678	312,217	278,322	6,093,097	2,317,373	790,707	842,958
Surrenders and terminations	(13,021)	(7,164)	(5,122)	(4,233)	(58)	-	(3,416)	(59)	(11,268)	-
Transfers between portfolios	99,586	29,020	16,846	35,985	(24,698)	-	87,321	216,279	-	17,335
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	-	(10)	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	960,678	2,506,823	2,451,585	2,416,430	287,461	278,322	6,177,002	2,533,593	779,439	860,293

Net increase (decrease) in net assets	941,025	2,515,049	2,504,428	2,454,605	291,615	278,023	6,324,401	2,615,218	797,205	890,114

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$941,025	$2,515,049	$2,504,428	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	101,422	253,686	244,591	235,773	30,865	27,684	627,043	254,423	76,893	88,391
Units Redeemed	(1,778)	(2,217)	(767)	(427)	(2,521)	-	(2,618)	(1,499)	(1,084)	(1,837)

Units Outstanding at December 31, 2012	99,644	251,469	243,824	235,346	28,344	27,684	624,425	252,924	75,809	86,554

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian	Curian	Curian	Curian/	Curian/	Curian/Epoch
	Moderate	Rising	Tactical	Tactical	Tactical	Tactical	Tactical	American Funds	DFA U.S.	Global Shareholder
	Growth	Income	Maximum Growth	Moderate Growth	Advantage 35	Advantage 60	Advantage 75	Growth	Micro Cap	Yield
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(a)
Operations
Net investment income (loss)	$(14,556)	$(4,249)	$(5,007)	$(16,008)	$6,924	$7,335	$3,620	$(1,254)	$(14)	$1,422
Net realized gain (loss) on investments	4,711	155	386	347	2,858	3,046	(24,650)	192	1	1
Net change in unrealized appreciation
(depreciation) on investments	165,683	38,400	42,902	127,494	9,396	32,886	28,362	15,345	875	(64)
Net increase (decrease) in net assets
from operations	155,838	34,306	38,281	111,833	19,178	43,267	7,332	14,283	862	1,359

Contract transactions 1
Purchase payments (Note 4)	4,199,841	1,426,970	1,214,745	4,423,660	1,434,046	1,411,011	1,358,937	419,967	13,050	139,445
Surrenders and terminations	(11,230)	(465)	(2,960)	(4,751)	(2,268)	(4,551)	(2,213)	(2,900)	-	-
Transfers between portfolios	32,101	1,979	196,373	92,274	(56,723)	957	(563,168)	13,287	-	-
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(22)	-	(30)	-	-	(10)	-	(21)	-	-
Net increase (decrease) in net assets from
contract transactions	4,220,690	1,428,484	1,408,128	4,511,183	1,375,055	1,407,407	793,556	430,333	13,050	139,445

Net increase (decrease) in net assets	4,376,528	1,462,790	1,446,409	4,623,016	1,394,233	1,450,674	800,888	444,616	13,912	140,804

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$4,376,528	$1,462,790	$1,446,409	$4,623,016	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	438,299	140,868	144,646	452,296	141,548	140,564	135,043	42,648	1,381	13,269
Units Redeemed	(18,716)	(48)	(2,289)	(527)	(6,568)	(1,462)	(58,970)	(598)	-	-

Units Outstanding at December 31, 2012	419,583	140,820	142,357	451,769	134,980	139,102	76,073	42,050	1,381	13,269

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian/FAMCO	Curian/Franklin	Curian/Franklin	Curian/	Curian/Nicholas	Curian/	Curian/	Curian/The	Curian/The Boston	Curian/
	Flex Core	Templeton Frontier	Templeton Natural	Neuberger Berman	Convertible	PIMCO	Pinebridge Merger	Boston Company	Company Multi-	Van Eck
	Covered Call	Markets	Resources	Currency	Arbitrage	Credit Income	Arbitrage	Equity Income	Alpha Market Neutral	International Gold
	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Equity Portfolio(a)	Portfolio(b)
Operations
Net investment income (loss)	$6,256	$-	$875	$(338)	$(3,078)	$3,208	$(6,488)	$1,813	$(2,239)	$(309)
Net realized gain (loss) on investments	(126)	-	515	47	565	2,281	(144)	735	(188)	(2,637)
Net change in unrealized appreciation
(depreciation) on investments	(7,058)	8	2,367	341	9,748	7,211	11,614	7,513	(5,875)	(12,233)
Net increase (decrease) in net assets
from operations	(928)	8	3,757	50	7,235	12,700	4,982	10,061	(8,302)	(15,179)

Contract transactions 1
Purchase payments (Note 4)	1,057,201	500	453,698	171,061	1,064,099	680,506	2,240,007	242,696	831,051	198,122
Surrenders and terminations	(9,302)	-	(557)	-	(8,422)	(3,514)	(11,661)	-	(8,791)	(120)
Transfers between portfolios	56,878	-	16,854	13,122	38,284	(50,122)	32,214	4,982	7,934	(404)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	-	-	(43)	-	-	-	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,104,777	500	469,952	184,183	1,093,961	626,870	2,260,560	247,678	830,194	197,598

Net increase (decrease) in net assets	1,103,849	508	473,709	184,233	1,101,196	639,570	2,265,542	257,739	821,892	182,419

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	109,736	49	60,798	19,145	121,290	65,715	242,087	23,996	94,490	21,801
Units Redeemed	(1,340)	-	(6,808)	(843)	(12,889)	(5,159)	(15,076)	(6)	(12,864)	(1,510)

Units Outstanding at December 31, 2012	108,396	49	53,990	18,302	108,401	60,556	227,011	23,990	81,626	20,291

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

								JNL/American	JNL/American
	JNL Disciplined	JNL Disciplined	JNL Disciplined	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Balanced	Funds Blue Chip	JNL/American
	Growth	Moderate	Moderate	Alt 20	Alt 35	Alt 50	Alt 65	Allocation	Income and	Funds Global
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Growth Portfolio	Bond Portfolio
Operations
Net investment income (loss)	$(61,224)	$(21,055)	$(34,145)	$39,476	$147,787	$280,890	$388,514	$(27,509)	$(174,652)	$72,572
Net realized gain (loss) on investments	660,140	2,011,123	1,953,850	1,527,781	1,945,344	2,659,159	2,619,516	10,930	491,671	291,118
Net change in unrealized appreciation
(depreciation) on investments	1,206,147	2,537,717	3,034,832	2,582,511	2,494,072	3,367,262	905,495	198,817	2,860,524	346,300
Net increase (decrease) in net assets
from operations	1,805,063	4,527,785	4,954,537	4,149,768	4,587,203	6,307,311	3,913,525	182,238	3,177,543	709,990

Contract transactions 1
Purchase payments (Note 4)	3,662,460	9,999,485	13,342,572	17,322,569	15,071,879	27,836,262	(600)	4,942,551	13,570,670	4,443,753
Surrenders and terminations	(671,363)	(1,466,576)	(1,340,473)	(1,953,786)	(1,110,167)	(1,478,321)	(4,086,366)	(15,058)	(939,893)	(621,027)
Transfers between portfolios	(456,740)	1,709,590	72,624	165,617	7,376,090	4,237,073	(1,173,803)	645,448	1,074,951	40,194
Net annuitization transactions	-	-	-	-	-	-	-	-	(5,607)	-
Policyholder charges (Note 3)	(146,324)	(418,547)	(374,776)	(468,832)	(611,926)	(840,032)	(280,654)	(18,107)	(422,754)	(252,411)
Net increase (decrease) in net assets from
contract transactions	2,388,033	9,823,952	11,699,947	15,065,568	20,725,876	29,754,982	(5,541,423)	5,554,834	13,277,367	3,610,509

Net increase (decrease) in net assets	4,193,096	14,351,737	16,654,484	19,215,336	25,313,079	36,062,293	(1,627,898)	5,737,072	16,454,910	4,320,499

Net assets beginning of period	12,882,942	35,386,755	34,824,257	38,069,492	40,355,967	58,073,533	44,013,794	-	23,677,546	16,600,360

Net assets end of period	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859

1 Contract unit transactions
Units Outstanding at December 31, 2011	1,571,969	3,671,834	3,911,919	2,833,235	2,890,742	4,075,978	2,999,681	-	2,367,529	1,563,311

Units Issued	529,151	1,388,210	1,763,423	1,409,088	1,692,973	2,400,166	73,578	593,093	1,533,886	688,414
Units Redeemed	(253,906)	(433,749)	(531,329)	(348,061)	(284,857)	(420,924)	(432,186)	(36,513)	(307,238)	(358,585)

Units Outstanding at December 31, 2012	1,847,214	4,626,295	5,144,013	3,894,262	4,298,858	6,055,220	2,641,073	556,580	3,594,177	1,893,140

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/American	JNL/American	JNL/American	JNL/American		JNL/AQR	JNL/BlackRock		JNL/Brookfield	JNL/Capital
	Funds Global	Funds Growth	Funds	Funds	JNL/American	Managed Futures	Commodity	JNL/BlackRock	Global	Guardian Global
	Small Capitalization	Allocation	Growth-Income	International	Funds New	Strategy	Securities	Global Allocation	Infrastructure	Balanced
	Portfolio	Portfolio(a)	Portfolio	Portfolio	World Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(88,754)	$(16,911)	$(287,226)	$(59,154)	$(86,999)	$(4,588)	$(684,912)	$(676,514)	$(29,688)	$82,797
Net realized gain (loss) on investments	40,341	6,380	571,289	(51,381)	46,714	650	75,918	202,300	37,677	107,584
Net change in unrealized appreciation
(depreciation) on investments	1,617,547	154,409	4,950,540	2,372,871	2,520,253	69,851	104,638	3,236,115	284,046	1,916,450
Net increase (decrease) in net assets
from operations	1,569,134	143,878	5,234,603	2,262,336	2,479,968	65,913	(504,356)	2,761,901	292,035	2,106,831

Contract transactions 1
Purchase payments (Note 4)	3,166,589	2,969,745	13,785,470	5,073,151	5,400,767	1,494,966	7,252,381	35,979,757	2,860,086	1,657,195
Surrenders and terminations	(200,371)	(13,348)	(2,427,999)	(832,342)	(397,260)	(4,744)	(1,835,844)	(2,285,276)	(35,730)	(1,475,483)
Transfers between portfolios	276,879	1,171,065	2,121,442	810,342	936,448	91,298	(1,183,242)	11,723,432	1,313,087	(203,026)
Net annuitization transactions	-	-	-	-	(2,600)	-	(7,123)	(3,938)	-	(154,032)
Policyholder charges (Note 3)	(128,288)	(11,032)	(509,353)	(193,512)	(202,052)	(22)	(342,587)	(461,907)	(16,548)	(121,857)
Net increase (decrease) in net assets from
contract transactions	3,114,809	4,116,430	12,969,560	4,857,639	5,735,303	1,581,498	3,883,585	44,952,068	4,120,895	(297,203)

Net increase (decrease) in net assets	4,683,943	4,260,308	18,204,163	7,119,975	8,215,271	1,647,411	3,379,229	47,713,969	4,412,930	1,809,628

Net assets beginning of period	8,653,460	-	29,983,489	11,986,610	13,116,960	-	40,160,435	18,579,233	350,285	18,674,990

Net assets end of period	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618

1 Contract unit transactions
Units Outstanding at December 31, 2011	988,420	-	3,011,671	1,324,305	1,382,811	-	3,938,935	1,902,158	33,842	1,721,631

Units Issued	455,711	429,237	1,649,123	790,103	780,588	187,087	1,197,569	5,000,124	455,459	238,942
Units Redeemed	(131,399)	(16,501)	(456,292)	(287,470)	(215,531)	(19,804)	(842,992)	(610,646)	(95,938)	(264,106)

Units Outstanding at December 31, 2012	1,312,732	412,736	4,204,502	1,826,938	1,947,868	167,283	4,293,512	6,291,636	393,363	1,696,467

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Operations
Net investment income (loss)	$(45,147)	$(58,222)	$(664,702)	$(91,180)	$(188,894)	$402,411	$(1,160)	$(66,037)	$2,422,064	$2,264
Net realized gain (loss) on investments	198,544	145,307	671,549	401,091	(792,629)	663,746	123,838	59,518	961,393	101,042
Net change in unrealized appreciation
(depreciation) on investments	1,419,746	821,579	4,339,371	1,493,871	5,518,026	7,724,363	2,418,508	732,554	4,216,780	2,378,559
Net increase (decrease) in net assets
from operations	1,573,143	908,664	4,346,218	1,803,782	4,536,503	8,790,520	2,541,186	726,035	7,600,237	2,481,865

Contract transactions 1
Purchase payments (Note 4)	878,913	1,450,922	7,794,032	2,055,553	3,349,161	7,344,760	2,164,658	5,037,116	17,354,187	1,723,562
Surrenders and terminations	(589,372)	(544,410)	(1,760,866)	(291,345)	(699,645)	(3,737,366)	(733,771)	(127,689)	(4,562,615)	(353,680)
Transfers between portfolios	(628,807)	(255,377)	(2,923,399)	407,077	(122,227)	(1,626,953)	(117,292)	5,585,321	(1,194,105)	925,304
Net annuitization transactions	-	(9,725)	-	-	(852)	(6,388)	-	-	(90,046)	-
Policyholder charges (Note 3)	(73,064)	(75,195)	(324,022)	(81,188)	(210,007)	(447,320)	(113,114)	(44,693)	(613,291)	(86,073)
Net increase (decrease) in net assets from
contract transactions	(412,330)	566,215	2,785,745	2,090,097	2,316,430	1,526,733	1,200,481	10,450,055	10,894,130	2,209,113

Net increase (decrease) in net assets	1,160,813	1,474,879	7,131,963	3,893,879	6,852,933	10,317,253	3,741,667	11,176,090	18,494,367	4,690,978

Net assets beginning of period	10,792,192	7,533,057	38,956,794	7,750,622	19,522,036	61,513,561	12,114,415	-	67,216,459	8,741,480

Net assets end of period	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458

1 Contract unit transactions
Units Outstanding at December 31, 2011	490,918	482,052	1,490,214	1,059,720	3,207,448	7,294,891	1,665,414	-	6,100,360	1,302,324

Units Issued	60,908	122,965	445,760	614,141	1,134,272	1,043,561	376,623	1,044,425	1,961,724	476,002
Units Redeemed	(83,591)	(93,353)	(360,166)	(353,686)	(774,200)	(879,004)	(229,383)	(85,785)	(1,026,073)	(179,550)

Units Outstanding at December 31, 2012	468,235	511,664	1,575,808	1,320,175	3,567,520	7,459,448	1,812,654	958,640	7,036,011	1,598,776

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Operations
Net investment income (loss)	$290	$(251,949)	$311,664	$(271,547)	$(91,084)	$(75,247)	$(232,158)	$29,104	$(299,508)	$(231,785)
Net realized gain (loss) on investments	343,464	446,163	1,683,983	362,029	307,416	119,160	857,034	91,804	898,397	1,105,608
Net change in unrealized appreciation
(depreciation) on investments	2,487,460	2,641,641	68,687	2,790,665	3,075,322	953,169	5,783,573	2,702,162	1,185,108	1,018,552
Net increase (decrease) in net assets
from operations	2,831,214	2,835,855	2,064,334	2,881,147	3,291,654	997,082	6,408,449	2,823,070	1,783,997	1,892,375

Contract transactions 1
Purchase payments (Note 4)	4,935,733	3,410,487	7,175,727	856,343	5,047,632	815,140	6,136,901	3,739,778	4,258,718	3,462,534
Surrenders and terminations	(899,352)	(589,493)	(3,088,484)	(914,112)	(658,023)	(274,767)	(922,202)	(1,130,201)	(1,141,068)	(611,768)
Transfers between portfolios	(553,356)	865,820	5,762,556	(2,192,025)	(3,964,734)	66,983	5,699,215	(464,736)	60,708	(399,854)
Net annuitization transactions	(6,240)	(17,182)	(27,082)	-	-	-	(15,079)	(7,148)	(7,921)	-
Policyholder charges (Note 3)	(229,994)	(165,437)	(282,461)	(164,739)	(202,994)	(51,029)	(202,422)	(150,302)	(136,114)	(99,394)
Net increase (decrease) in net assets from
contract transactions	3,246,791	3,504,195	9,540,256	(2,414,533)	221,881	556,327	10,696,413	1,987,391	3,034,323	2,351,518

Net increase (decrease) in net assets	6,078,005	6,340,050	11,604,590	466,614	3,513,535	1,553,409	17,104,862	4,810,461	4,818,320	4,243,893

Net assets beginning of period	22,395,345	16,216,770	30,199,266	17,233,294	22,893,612	5,277,234	19,221,422	18,853,686	16,199,827	10,987,503

Net assets end of period	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,771,279	1,344,943	1,310,039	1,378,245	1,902,348	696,297	1,687,856	1,283,451	1,433,079	743,350

Units Issued	726,815	454,826	809,154	89,142	518,560	198,061	1,565,789	330,236	496,501	587,509
Units Redeemed	(353,451)	(184,918)	(417,935)	(270,846)	(529,596)	(128,941)	(733,823)	(208,591)	(251,616)	(444,288)

Units Outstanding at December 31, 2012	3,144,643	1,614,851	1,701,258	1,196,541	1,891,312	765,417	2,519,822	1,405,096	1,677,964	886,571

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio
Operations
Net investment income (loss)	$(1,012,890)	$621,151	$(317,241)	$274,377	$184,700	$(209,803)	$(12,312)	$(11,213)	$272,324	$198,591
Net realized gain (loss) on investments	461,763	(695,597)	2,017,300	879,639	1,199,833	115,399	85,132	10,893	608,442	1,177,168
Net change in unrealized appreciation
(depreciation) on investments	9,932,722	2,914,609	948,263	(365,976)	6,667,333	956,931	102,653	280,431	3,517,826	2,657,089
Net increase (decrease) in net assets
from operations	9,381,595	2,840,163	2,648,322	788,040	8,051,866	862,527	175,473	280,111	4,398,592	4,032,848

Contract transactions 1
Purchase payments (Note 4)	17,459,699	2,870,025	3,676,657	10,641,156	353,329	2,322,456	612,596	1,067,539	1,958,837	4,061,912
Surrenders and terminations	(2,067,681)	(1,042,182)	(1,520,188)	(2,630,142)	(1,956,919)	(987,614)	(169,548)	(79,804)	(1,869,159)	(2,710,155)
Transfers between portfolios	4,417,597	8,535	(7,021,521)	(1,975,948)	(2,027,951)	(225,129)	532,077	(635,795)	(307,212)	5,312,214
Net annuitization transactions	(79,497)	(3,820)	(4,096)	(30,070)	(6,375)	(654)	-	-	-	(43,383)
Policyholder charges (Note 3)	(787,830)	(109,678)	(119,590)	(288,587)	(342,264)	(92,736)	(30,055)	(18,487)	(215,691)	(152,657)
Net increase (decrease) in net assets from
contract transactions	18,942,288	1,722,880	(4,988,738)	5,716,409	(3,980,180)	1,016,323	945,070	333,453	(433,225)	6,467,931

Net increase (decrease) in net assets	28,323,883	4,563,043	(2,340,416)	6,504,449	4,071,686	1,878,850	1,120,543	613,564	3,965,367	10,500,779

Net assets beginning of period	53,308,752	17,378,677	19,639,043	35,432,206	41,160,945	14,087,669	2,555,802	1,890,283	31,009,689	22,351,097

Net assets end of period	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876

1 Contract unit transactions
Units Outstanding at December 31, 2011	5,224,782	1,585,919	945,470	1,790,542	3,617,959	781,882	200,223	173,369	3,709,837	1,519,940

Units Issued	2,348,915	382,196	254,027	949,209	86,109	180,747	109,617	126,810	319,517	712,691
Units Redeemed	(637,342)	(235,261)	(468,311)	(671,194)	(402,844)	(131,389)	(38,797)	(96,586)	(364,202)	(319,565)

Units Outstanding at December 31, 2012	6,936,355	1,732,854	731,186	2,068,557	3,301,224	831,240	271,043	203,593	3,665,152	1,913,066

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(a)	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio
Operations
Net investment income (loss)	$218,531	$112,583	$(89,432)	$376,244	$(1,527)	$(104,368)	$34,825	$(95,970)	$(33,881)	$(171,546)
Net realized gain (loss) on investments	511,167	51,950	700,206	90,234	4,758	(29,190)	1,041	223,553	45,374	888,030
Net change in unrealized appreciation
(depreciation) on investments	(166,497)	453,434	880,309	1,896,014	13,566	515,520	101,443	2,779,326	(90,843)	2,626,202
Net increase (decrease) in net assets
from operations	563,201	617,967	1,491,083	2,362,492	16,797	381,962	137,309	2,906,909	(79,350)	3,342,686

Contract transactions 1
Purchase payments (Note 4)	5,908,901	1,009,517	2,168,603	7,029,102	278,567	4,612,687	287,432	2,448,527	718,246	5,924,757
Surrenders and terminations	(2,431,007)	(196,438)	(275,038)	(1,156,336)	(1,666)	(419,051)	(37,687)	(540,886)	(112,433)	(1,077,029)
Transfers between portfolios	908,693	2,559,653	4,184,792	(187,570)	139,640	3,843,480	24,800	5,005,727	(152,632)	1,188,654
Net annuitization transactions	(2,577)	-	(815)	(147,298)	-	(522)	-	-	-	(16,393)
Policyholder charges (Note 3)	(149,176)	(39,779)	(62,484)	(185,158)	(821)	(41,160)	(16,713)	(124,108)	(21,571)	(173,615)
Net increase (decrease) in net assets from
contract transactions	4,234,834	3,332,953	6,015,058	5,352,740	415,720	7,995,434	257,832	6,789,260	431,610	5,846,374

Net increase (decrease) in net assets	4,798,035	3,950,920	7,506,141	7,715,232	432,517	8,377,396	395,141	9,696,169	352,260	9,189,060

Net assets beginning of period	28,140,996	6,054,115	5,465,436	21,636,507	-	113,183	1,492,211	9,654,311	2,091,615	18,149,843

Net assets end of period	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,044,305	1,182,141	462,620	3,067,395	-	12,527	136,783	1,509,426	201,348	1,448,921

Units Issued	692,924	1,153,686	598,718	1,450,106	54,202	1,641,912	66,217	1,511,804	95,189	714,367
Units Redeemed	(392,581)	(724,369)	(155,042)	(734,795)	(11,379)	(842,355)	(41,610)	(588,693)	(54,130)	(298,210)

Units Outstanding at December 31, 2012	2,344,648	1,611,458	906,296	3,782,706	42,823	812,084	161,390	2,432,537	242,407	1,865,078

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio
Operations
Net investment income (loss)	$(66,978)	$351,271	$2,816,064	$365,286	$(147,045)	$117,852	$(224,346)	$12,529	$(25,621)	$(243,146)
Net realized gain (loss) on investments	2,286,316	(1,019,153)	(6,523,630)	(124,266)	506,203	(456,091)	617,530	114,645	298,142	2,064,561
Net change in unrealized appreciation
(depreciation) on investments	3,141,736	5,706,522	38,036,245	3,465,234	966,832	882,647	727,065	237,385	(60,193)	3,653,096
Net increase (decrease) in net assets
from operations	5,361,074	5,038,640	34,328,679	3,706,254	1,325,990	544,408	1,120,249	364,559	212,328	5,474,511

Contract transactions 1
Purchase payments (Note 4)	4,963,987	3,820,376	7,258,535	1,670,264	2,386,446	639,808	7,214,192	632,200	266,292	6,077,593
Surrenders and terminations	(1,962,794)	(2,719,262)	(21,846,013)	(2,154,111)	(611,730)	(206,048)	(2,066,250)	(150,887)	(127,471)	(3,471,675)
Transfers between portfolios	(470,837)	(997,791)	(14,307,698)	(1,901,685)	4,707,862	(401,671)	101,431	52,461	(306,399)	(2,500,496)
Net annuitization transactions	-	(63,270)	(636,347)	(1,906)	(1,193)	-	(12,518)	(1,017)	-	(52,383)
Policyholder charges (Note 3)	(326,001)	(162,526)	(491,425)	(162,081)	(62,332)	(29,752)	(321,627)	(35,510)	(13,611)	(190,671)
Net increase (decrease) in net assets from
contract transactions	2,204,355	(122,473)	(30,022,948)	(2,549,519)	6,419,053	2,337	4,915,228	497,247	(181,189)	(137,632)

Net increase (decrease) in net assets	7,565,429	4,916,167	4,305,731	1,156,735	7,745,043	546,745	6,035,477	861,806	31,139	5,336,879

Net assets beginning of period	42,883,797	31,356,978	224,788,427	30,661,418	6,906,424	5,244,125	40,885,183	3,211,839	2,305,641	35,429,239

Net assets end of period	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118

1 Contract unit transactions
Units Outstanding at December 31, 2011	4,652,313	2,402,205	21,249,678	3,600,972	620,214	850,400	1,302,170	256,020	233,399	2,218,086

Units Issued	697,264	483,329	1,100,380	369,326	713,040	229,113	404,738	82,697	50,376	514,508
Units Redeemed	(470,358)	(498,836)	(3,728,365)	(648,709)	(221,556)	(225,459)	(256,997)	(44,398)	(68,854)	(526,861)

Units Outstanding at December 31, 2012	4,879,219	2,386,698	18,621,693	3,321,589	1,111,698	854,054	1,449,911	294,319	214,921	2,205,733

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

								JNL/Morgan	JNL/Neuberger	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Stanley Mid	Berman	Oppenheimer
	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Cap Growth	Strategic Income	Global Growth
	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$65,890	$(76,653)	$(117,595)	$(655)	$(443,587)	$(405,784)	$52,848	$(928)	$(17,108)	$(155,233)
Net realized gain (loss) on investments	4,310,077	858,375	(46,012)	1,764,537	2,942,461	(2,740,895)	(299,860)	(668)	1,731	163,825
Net change in unrealized appreciation
(depreciation) on investments	8,409,990	161,270	1,253,449	2,445,233	(1,690,618)	5,286,994	1,478,700	21,623	88,684	4,926,547
Net increase (decrease) in net assets
from operations	12,785,957	942,992	1,089,842	4,209,115	808,256	2,140,315	1,231,688	20,027	73,307	4,935,139

Contract transactions 1
Purchase payments (Note 4)	22,915,713	894,514	772,672	4,239,330	5,412,439	1,133,309	1,386,085	621,263	3,075,283	4,255,347
Surrenders and terminations	(6,725,934)	(419,811)	(656,842)	(2,996,248)	(1,634,092)	(2,084,260)	(797,591)	(28,121)	(15,630)	(1,429,230)
Transfers between portfolios	491,868	(5,834,501)	79,826	317,385	7,731,771	(6,564,107)	(371,918)	91,451	554,892	(937,257)
Net annuitization transactions	(200,571)	-	(18,193)	(27,554)	(8,564)	(75,952)	(20,216)	-	-	(19,076)
Policyholder charges (Note 3)	(894,867)	(45,480)	(32,725)	(164,635)	(240,393)	(56,361)	(49,764)	(2,361)	(8,331)	(194,039)
Net increase (decrease) in net assets from
contract transactions	15,586,209	(5,405,278)	144,738	1,368,278	11,261,161	(7,647,371)	146,596	682,232	3,606,214	1,675,745

Net increase (decrease) in net assets	28,372,166	(4,462,286)	1,234,580	5,577,393	12,069,417	(5,507,056)	1,378,284	702,259	3,679,521	6,610,884

Net assets beginning of period	95,155,066	11,333,484	7,412,445	29,344,163	20,786,918	29,159,011	11,392,776	-	-	25,540,756

Net assets end of period	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640

1 Contract unit transactions
Units Outstanding at December 31, 2011	8,846,932	1,089,975	582,500	2,094,482	3,099,309	3,089,330	1,079,679	-	-	2,059,450

Units Issued	3,527,083	187,596	161,018	451,243	3,487,139	267,017	182,935	79,306	357,104	425,197
Units Redeemed	(2,277,946)	(687,102)	(152,429)	(367,582)	(2,116,932)	(1,023,838)	(167,489)	(5,253)	(4,282)	(302,922)

Units Outstanding at December 31, 2012	10,096,069	590,469	591,089	2,178,143	4,469,516	2,332,509	1,095,125	74,053	352,822	2,181,725

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio
Operations
Net investment income (loss)	$449,138	$1,150,502	$159,459	$2,663,969	$(71,448)	$(17,099)	$(7,669)	$(175,964)	$179,342	$(90,691)
Net realized gain (loss) on investments	7,769,794	7,360,340	72,186	1,227,458	363,083	101,272	65,988	(192,253)	4,860,117	618,451
Net change in unrealized appreciation (depreciation) on investments	(2,385,725)	4,771,291	292,882	4,456,995	98,449	528,451	538,731	3,047,111	3,044,553	555,984
Net increase (decrease) in net assets from operations	5,833,207	13,282,133	524,527	8,348,422	390,084	612,624	597,050	2,678,894	8,084,012	1,083,744

Contract transactions 1
Purchase payments (Note 4)	26,610,099	53,499,004	5,804,390	13,842,045	732,011	1,017,580	412,446	1,235,745	8,498,173	2,868,400
Surrenders and terminations	(4,958,696)	(13,985,847)	(407,467)	(3,808,771)	(134,783)	(123,513)	(601,039)	(482,160)	(2,368,697)	(419,570)
Transfers between portfolios	8,654,633	17,494,705	2,530,678	3,772,392	676,207	38,359	469,027	(199,931)	195,454	6,808,261
Net annuitization transactions	(37,932)	(178,565)	-	(33,486)	-	-	(7,279)	-	(1,973)	(9,206)
Policyholder charges (Note 3)	(785,953)	(1,941,638)	(89,962)	(433,995)	(49,624)	(44,103)	(33,056)	(103,966)	(329,607)	(74,050)
Net increase (decrease) in net assets from contract transactions	29,482,151	54,887,659	7,837,639	13,338,185	1,223,811	888,323	240,099	449,688	5,993,350	9,173,835

Net increase (decrease) in net assets	35,315,358	68,169,792	8,362,166	21,686,607	1,613,895	1,500,947	837,149	3,128,582	14,077,362	10,257,579

Net assets beginning of period	76,214,738	191,090,963	5,807,587	49,959,183	3,700,137	3,097,335	4,165,388	9,423,337	53,136,353	3,763,150

Net assets end of period	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729

1 Contract unit transactions
Units Outstanding at December 31, 2011	5,478,004	10,424,936	586,059	3,231,192	389,582	329,843	320,083	1,150,240	4,884,938	318,270

Units Issued	3,075,495	5,008,401	941,224	1,740,101	631,410	166,206	73,599	196,299	1,317,504	1,116,129
Units Redeemed	(1,045,987)	(2,191,027)	(179,779)	(967,727)	(533,337)	(80,934)	(73,354)	(155,071)	(803,548)	(399,263)

Units Outstanding at December 31, 2012	7,507,512	13,242,310	1,347,504	4,003,566	487,655	415,115	320,328	1,191,468	5,398,894	1,035,136

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio
Operations
Net investment income (loss)	$89,285	$(133,139)	$(567,983)	$1,150,413	$(800,496)	$552,148	$(259,874)	$(21,458)	$(1,369,389)	$(1,194,590)
Net realized gain (loss) on investments	4,293,386	193,858	1,587,330	2,761,491	9,374,154	9,293,409	13,296,765	80,436	2,888,230	5,659,850
Net change in unrealized appreciation
(depreciation) on investments	(184,294)	1,671,075	7,895,559	4,416,025	17,038,150	8,045,593	19,516,744	649,348	10,309,235	4,701,229
Net increase (decrease) in net assets
from operations	4,198,377	1,731,794	8,914,906	8,327,929	25,611,808	17,891,150	32,553,635	708,326	11,828,076	9,166,489

Contract transactions 1
Purchase payments (Note 4)	13,774,222	2,819,734	9,550,358	30,850,296	28,796,985	50,867,763	57,919,659	1,589,213	14,245,573	13,793,168
Surrenders and terminations	(2,279,040)	(1,299,271)	(6,773,474)	(7,938,466)	(10,781,363)	(15,164,211)	(18,116,712)	(97,515)	(5,729,911)	(6,007,661)
Transfers between portfolios	11,775,538	(5,155,295)	(2,052,551)	10,722,766	(5,711,907)	1,375,482	(1,517,626)	338,719	15,406,430	4,482,466
Net annuitization transactions	-	(2,058)	(81,996)	(236,405)	(175,926)	(24,490)	(58,405)	-	(123,964)	(141,050)
Policyholder charges (Note 3)	(416,750)	(101,424)	(487,915)	(1,057,010)	(1,428,154)	(1,786,478)	(2,320,050)	(43,771)	(572,830)	(544,021)
Net increase (decrease) in net assets from
contract transactions	22,853,970	(3,738,314)	154,422	32,341,181	10,699,635	35,268,066	35,906,866	1,786,646	23,225,298	11,582,902

Net increase (decrease) in net assets	27,052,347	(2,006,520)	9,069,328	40,669,110	36,311,443	53,159,216	68,460,501	2,494,972	35,053,374	20,749,391

Net assets beginning of period	28,047,984	15,737,463	67,978,427	105,754,752	184,728,378	183,032,484	257,460,947	3,001,411	66,026,711	75,215,217

Net assets end of period	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,515,548	1,379,340	5,126,298	8,785,135	13,103,816	14,881,901	17,870,289	331,841	2,451,111	1,675,627

Units Issued	3,549,284	486,635	1,664,381	3,689,118	2,210,853	4,747,851	4,592,471	237,104	1,141,190	548,895
Units Redeemed	(1,611,350)	(795,070)	(1,735,083)	(1,096,633)	(1,546,276)	(2,055,815)	(2,314,757)	(62,499)	(435,902)	(322,473)

Units Outstanding at December 31, 2012	4,453,482	1,070,905	5,055,596	11,377,620	13,768,393	17,573,937	20,148,003	506,446	3,156,399	1,902,049

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$(135,021)	$(76,288)	$(346,241)	$(214,244)	$(695,685)	$176,331
Net realized gain (loss) on investments	135,700	619,932	2,525,615	2,112,015	135	1,484,664
Net change in unrealized appreciation
(depreciation) on investments	154,565	5,684,098	(269,135)	5,122,678	-	1,717,038
Net increase (decrease) in net assets
from operations	155,244	6,227,742	1,910,239	7,020,449	(695,550)	3,378,033

Contract transactions 1
Purchase payments (Note 4)	8,114,239	6,536,695	2,275,002	15,797,913	43,291,947	3,439,978
Surrenders and terminations	(1,926,404)	(2,726,790)	(1,268,171)	(5,119,673)	(6,315,764)	(1,573,150)
Transfers between portfolios	5,172,251	2,402,016	(509,602)	5,221,965	(31,813,465)	(287,116)
Net annuitization transactions	-	(110,003)	(16,180)	(491,579)	-	(20,201)
Policyholder charges (Note 3)	(233,518)	(209,539)	(167,171)	(841,629)	(373,259)	(162,819)
Net increase (decrease) in net assets from
contract transactions	11,126,568	5,892,379	313,878	14,566,997	4,789,459	1,396,692

Net increase (decrease) in net assets	11,281,812	12,120,121	2,224,117	21,587,446	4,093,909	4,774,725

Net assets beginning of period	20,000,869	35,097,916	21,850,681	77,020,910	40,931,763	22,913,169

Net assets end of period	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894

1 Contract unit transactions
Units Outstanding at December 31, 2011	1,918,367	2,522,690	976,667	2,738,957	3,340,013	1,208,693

Units Issued	2,574,853	800,806	139,421	782,862	5,224,552	267,714
Units Redeemed	(1,520,238)	(440,775)	(144,989)	(309,339)	(4,875,287)	(201,688)

Units Outstanding at December 31, 2012	2,972,982	2,882,721	971,099	3,212,480	3,689,278	1,274,719

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

								JNL/American		JNL/American
	JNL Disciplined	JNL Disciplined	JNL Disciplined	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Blue Chip	JNL/American	Funds Global
	Growth	Moderate	Moderate	Alt 20	Alt 35	Alt 50	Alt 65	Income and	Funds Global	Small Capitalization
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$(43,148)	$(51,356)	$(130,157)	$(165,926)	$(170,668)	$(323,153)	$(399,833)	$(139,888)	$(61,700)	$(91,113)
Net realized gain (loss) on investments	197,655	297,648	1,223,491	234,206	159,252	296,716	539,036	123,524	73,454	149,809
Net change in unrealized appreciation
(depreciation) on investments	(777,623)	(726,288)	(2,047,227)	(1,721,359)	(2,319,161)	(3,739,691)	(3,658,511)	(488,152)	29,321	(1,921,027)
Net increase (decrease) in net assets
from operations	(623,116)	(479,996)	(953,893)	(1,653,079)	(2,330,577)	(3,766,128)	(3,519,308)	(504,516)	41,075	(1,862,331)

Contract transactions 1
Purchase payments (Note 4)	3,930,127	9,223,207	11,122,863	15,141,639	23,250,096	23,235,890	8,009,474	13,746,621	8,099,602	5,146,715
Surrenders and terminations	(306,773)	(1,045,728)	(1,518,508)	(1,350,521)	(523,625)	(898,505)	(2,725,728)	(438,378)	(429,290)	(162,959)
Transfers between portfolios	1,064,843	4,194,166	1,832,326	3,803,573	2,061,123	7,509,480	367,128	1,698,964	3,352,949	(795,851)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(89,325)	(281,794)	(288,877)	(289,598)	(330,353)	(494,078)	(244,205)	(221,556)	(170,831)	(81,282)
Net increase (decrease) in net assets from
contract transactions	4,598,872	12,089,851	11,147,804	17,305,093	24,457,241	29,352,787	5,406,669	14,785,651	10,852,430	4,106,623

Net increase (decrease) in net assets	3,975,756	11,609,855	10,193,911	15,652,014	22,126,664	25,586,659	1,887,361	14,281,135	10,893,505	2,244,292

Net assets beginning of period	8,907,186	23,776,900	24,630,346	22,417,478	18,229,303	32,486,874	42,126,433	9,396,411	5,706,855	6,409,168

Net assets end of period	$12,882,942	$35,386,755	$34,824,257	$38,069,492	$40,355,967	$58,073,533	$44,013,794	$23,677,546	$16,600,360	$8,653,460

1 Contract unit transactions
Units Outstanding at December 31, 2010	1,036,416	2,448,593	2,702,881	1,600,520	1,236,822	2,140,218	2,674,819	913,530	552,064	581,255

Units Issued	716,513	1,561,276	2,696,041	1,416,169	1,825,977	2,119,940	719,593	1,675,042	1,353,147	708,408
Units Redeemed	(180,960)	(338,035)	(1,487,003)	(183,454)	(172,057)	(184,180)	(394,731)	(221,043)	(341,900)	(301,243)

Units Outstanding at December 31, 2011	1,571,969	3,671,834	3,911,919	2,833,235	2,890,742	4,075,978	2,999,681	2,367,529	1,563,311	988,420

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/American	JNL/American		JNL/BlackRock		JNL/Brookfield	JNL/Capital	JNL/Capital	JNL/Capital
	Funds	Funds	JNL/American	Commodity	JNL/BlackRock	Global	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle
	Growth-Income	International	Funds New	Securities	Global Allocation	Infrastructure	Balanced	Diversified	Growth Equity	Core Equity
	Portfolio	Portfolio	World Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio	Research Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(192,297)	$(73,370)	$(88,620)	$(391,538)	$(124,782)	$(62)	$(99,686)	$(72,154)	$(272,285)	$(68,751)
Net realized gain (loss) on investments	27,995	(137,056)	(44,404)	1,019,573	22,465	38	41,548	166,007	563,142	55,179
Net change in unrealized appreciation
(depreciation) on investments	(912,721)	(1,806,743)	(1,654,962)	(4,485,704)	(587,321)	1,365	(1,173,980)	(785,547)	(580,299)	(190,575)
Net increase (decrease) in net assets
from operations	(1,077,023)	(2,017,169)	(1,787,986)	(3,857,669)	(689,638)	1,341	(1,232,118)	(691,694)	(289,442)	(204,147)

Contract transactions 1
Purchase payments (Note 4)	18,072,215	7,690,620	7,679,989	12,024,922	9,926,977	29,753	3,182,311	1,453,043	3,763,913	2,486,045
Surrenders and terminations	(395,043)	(221,438)	(317,483)	(1,839,274)	(347,405)	-	(1,442,946)	(439,771)	(1,066,675)	(747,472)
Transfers between portfolios	3,803,880	1,821,291	2,492,354	2,461,950	2,538,015	319,264	132,182	(536,887)	(462,713)	493,891
Net annuitization transactions	-	-	-	(4,384)	-	-	-	-	-	-
Policyholder charges (Note 3)	(274,650)	(111,365)	(109,647)	(248,410)	(146,909)	(73)	(97,616)	(55,855)	(119,083)	(44,847)
Net increase (decrease) in net assets from
contract transactions	21,206,402	9,179,108	9,745,213	12,394,804	11,970,678	348,944	1,773,931	420,530	2,115,442	2,187,617

Net increase (decrease) in net assets	20,129,379	7,161,939	7,957,227	8,537,135	11,281,040	350,285	541,813	(271,164)	1,826,000	1,983,470

Net assets beginning of period	9,854,110	4,824,671	5,159,733	31,623,300	7,298,193	-	18,133,177	11,063,356	20,024,681	5,549,587

Net assets end of period	$29,983,489	$11,986,610	$13,116,960	$40,160,435	$18,579,233	$350,285	$18,674,990	$10,792,192	$21,850,681	$7,533,057

1 Contract unit transactions
Units Outstanding at December 31, 2010	952,515	449,274	458,931	2,830,894	707,594	-	1,567,859	481,535	908,743	353,553

Units Issued	2,251,023	1,025,829	1,118,584	1,816,322	1,344,473	35,690	425,816	94,666	254,026	238,695
Units Redeemed	(191,867)	(150,798)	(194,704)	(708,281)	(149,909)	(1,848)	(272,044)	(85,283)	(186,102)	(110,196)

Units Outstanding at December 31, 2011	3,011,671	1,324,305	1,382,811	3,938,935	1,902,158	33,842	1,721,631	490,918	976,667	482,052

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Operations
Net investment income (loss)	$(569,178)	$(81,182)	$(68,474)	$-	$1,641,720	$(12,807)	$213,292	$(179,393)	$120,831	$628,676
Net realized gain (loss) on investments	3,878,778	392,221	(23,072)	-	609,413	212,930	253,856	581,411	1,374,893	671,608
Net change in unrealized appreciation
(depreciation) on investments	(5,443,996)	(2,387,698)	(952,827)	-	(2,095,475)	(1,806,554)	(972,922)	(819,214)	(294,254)	(2,641,681)
Net increase (decrease) in net assets
from operations	(2,134,396)	(2,076,659)	(1,044,373)	-	155,658	(1,606,431)	(505,774)	(417,196)	1,201,470	(1,341,397)

Contract transactions 1
Purchase payments (Note 4)	11,926,687	11,441,170	3,029,767	-	16,271,078	2,443,809	6,321,439	5,130,400	6,187,876	4,991,421
Surrenders and terminations	(1,625,849)	(2,899,013)	(880,372)	-	(4,595,595)	(235,738)	(1,252,305)	(612,123)	(1,782,924)	(599,866)
Transfers between portfolios	1,044,082	(1,778,878)	1,740,675	-	1,908,196	(111,634)	933,983	(842,414)	1,085,686	(151,275)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(1,137)
Policyholder charges (Note 3)	(189,846)	(358,535)	(80,542)	-	(420,337)	(59,301)	(175,031)	(105,714)	(171,189)	(146,078)
Net increase (decrease) in net assets from
contract transactions	11,155,074	6,404,744	3,809,528	-	13,163,342	2,037,136	5,828,086	3,570,149	5,319,449	4,093,065

Net increase (decrease) in net assets	9,020,678	4,328,085	2,765,155	-	13,319,000	430,705	5,322,312	3,152,953	6,520,919	2,751,668

Net assets beginning of period	29,936,116	57,185,476	9,349,260	-	53,897,459	8,310,775	17,073,033	13,063,817	23,678,347	14,481,626

Net assets end of period	$38,956,794	$61,513,561	$12,114,415	$-	$67,216,459	$8,741,480	$22,395,345	$16,216,770	$30,199,266	$17,233,294

1 Contract unit transactions
Units Outstanding at December 31, 2010	1,107,065	6,588,284	1,188,452	-	4,941,355	1,043,553	2,068,582	1,037,531	1,083,581	1,086,663

Units Issued	984,432	1,990,996	712,848	-	2,173,405	534,035	1,138,585	643,420	521,604	646,974
Units Redeemed	(601,283)	(1,284,389)	(235,886)	-	(1,014,400)	(275,264)	(435,888)	(336,008)	(295,146)	(355,392)

Units Outstanding at December 31, 2011	1,490,214	7,294,891	1,665,414	-	6,100,360	1,302,324	2,771,279	1,344,943	1,310,039	1,378,245

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Operations
Net investment income (loss)	$(114,812)	$(81,688)	$202,658	$(172,027)	$(236,031)	$(186,064)	$(639,121)	$230,106	$(312,424)	$292,857
Net realized gain (loss) on investments	858,687	13,017	(112,238)	149,080	589,825	751,685	218,782	(1,956,253)	1,432,347	573,920
Net change in unrealized appreciation
(depreciation) on investments	(2,233,766)	(658,329)	(1,929,432)	(1,620,755)	(2,007,500)	(1,694,091)	(5,051,118)	(2,109,131)	(2,887,937)	1,284,344
Net increase (decrease) in net assets
from operations	(1,489,891)	(727,000)	(1,839,012)	(1,643,702)	(1,653,706)	(1,128,470)	(5,471,457)	(3,835,278)	(1,768,014)	2,151,121

Contract transactions 1
Purchase payments (Note 4)	6,286,104	766,938	6,547,668	4,874,271	4,315,826	3,566,212	21,381,188	3,203,538	3,073,873	8,522,818
Surrenders and terminations	(440,022)	(180,257)	(828,406)	(1,232,389)	(1,023,272)	(926,678)	(1,138,777)	(1,244,228)	(1,467,490)	(2,816,580)
Transfers between portfolios	6,727,363	(143,480)	(1,225,700)	(1,725,151)	884,912	(148,080)	8,826,484	1,127,019	570,869	3,696,936
Net annuitization transactions	-	-	-	-	-	-	(4,728)	(25,578)	-	(450,471)
Policyholder charges (Note 3)	(117,610)	(36,694)	(124,341)	(110,286)	(105,208)	(56,596)	(498,449)	(83,742)	(75,296)	(204,787)
Net increase (decrease) in net assets from
contract transactions	12,455,835	406,507	4,369,221	1,806,445	4,072,258	2,434,858	28,565,718	2,977,009	2,101,956	8,747,916

Net increase (decrease) in net assets	10,965,944	(320,493)	2,530,209	162,743	2,418,552	1,306,388	23,094,261	(858,269)	333,942	10,899,037

Net assets beginning of period	11,927,668	5,597,727	16,691,213	18,690,943	13,781,275	9,681,115	30,214,491	18,236,946	19,305,101	24,533,169

Net assets end of period	$22,893,612	$5,277,234	$19,221,422	$18,853,686	$16,199,827	$10,987,503	$53,308,752	$17,378,677	$19,639,043	$35,432,206

1 Contract unit transactions
Units Outstanding at December 31, 2010	913,592	649,725	1,354,231	1,181,437	1,123,950	637,395	2,696,388	1,431,547	883,839	1,348,797

Units Issued	1,188,652	193,489	838,837	434,187	857,356	668,214	2,810,121	846,447	355,348	940,962
Units Redeemed	(199,896)	(146,917)	(505,212)	(332,173)	(548,227)	(562,259)	(281,727)	(692,075)	(293,717)	(499,217)

Units Outstanding at December 31, 2011	1,902,348	696,297	1,687,856	1,283,451	1,433,079	743,350	5,224,782	1,585,919	945,470	1,790,542

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio
Operations
Net investment income (loss)	$(275,904)	$(140,289)	$(28,749)	$(13,279)	$(17,570)	$191,444	$343,223	$64,250	$(42,856)	$281,615
Net realized gain (loss) on investments	2,108,870	168,243	63,740	142,505	162,167	1,626,366	589,727	27,350	205,670	(399,389)
Net change in unrealized appreciation
(depreciation) on investments	(11,983,217)	(1,053,757)	(359,888)	(363,923)	(1,475,553)	(299,409)	366,651	(332,919)	(52,060)	936,900
Net increase (decrease) in net assets
from operations	(10,150,251)	(1,025,803)	(324,897)	(234,697)	(1,330,956)	1,518,401	1,299,601	(241,319)	110,754	819,126

Contract transactions 1
Purchase payments (Note 4)	10,609,313	3,113,410	983,113	1,032,171	6,862,031	3,878,184	3,924,543	1,193,091	1,558,458	4,945,844
Surrenders and terminations	(2,186,872)	(1,156,972)	(117,284)	(34,663)	(1,522,506)	(1,297,113)	(2,171,658)	(189,667)	(146,736)	(761,046)
Transfers between portfolios	(13,713,217)	(582,150)	367,255	(157,272)	(1,179,651)	(8,323,579)	2,715,514	1,251,964	774,042	(547,507)
Net annuitization transactions	(4,966)	-	-	-	-	-	-	-	(24,291)	(32,253)
Policyholder charges (Note 3)	(323,598)	(60,345)	(16,761)	(12,087)	(170,070)	(85,216)	(87,722)	(23,316)	(27,051)	(105,753)
Net increase (decrease) in net assets from
contract transactions	(5,619,340)	1,313,943	1,216,323	828,149	3,989,804	(5,827,724)	4,380,677	2,232,072	2,134,422	3,499,285

Net increase (decrease) in net assets	(15,769,591)	288,140	891,426	593,452	2,658,848	(4,309,323)	5,680,278	1,990,753	2,245,176	4,318,411

Net assets beginning of period	56,930,536	13,799,529	1,664,376	1,296,831	28,350,841	26,660,420	22,460,718	4,063,362	3,220,260	17,318,096

Net assets end of period	$41,160,945	$14,087,669	$2,555,802	$1,890,283	$31,009,689	$22,351,097	$28,140,996	$6,054,115	$5,465,436	$21,636,507

1 Contract unit transactions
Units Outstanding at December 31, 2010	4,060,448	716,317	113,388	103,443	3,273,453	1,940,572	1,725,391	746,329	286,581	2,557,810

Units Issued	1,243,739	231,466	124,328	123,539	991,136	681,907	650,156	1,171,414	406,873	1,151,117
Units Redeemed	(1,686,228)	(165,901)	(37,493)	(53,613)	(554,752)	(1,102,539)	(331,242)	(735,602)	(230,834)	(641,532)

Units Outstanding at December 31, 2011	3,617,959	781,882	200,223	173,369	3,709,837	1,519,940	2,044,305	1,182,141	462,620	3,067,395

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio
Operations
Net investment income (loss)	$(21)	$6,452	$(118,104)	$(11,409)	$(103,600)	$(195,808)	$336,218	$3,655,629	$75,515	$(74,966)
Net realized gain (loss) on investments	-	85,388	7,631	32,863	425,765	641,909	(950,740)	(11,457,932)	(104,422)	320,621
Net change in unrealized appreciation
(depreciation) on investments	(405)	(238,093)	(1,606,161)	4,766	753,815	(2,155,084)	(4,544,059)	(1,152,747)	(4,063,834)	(217,300)
Net increase (decrease) in net assets
from operations	(426)	(146,253)	(1,716,634)	26,220	1,075,980	(1,708,983)	(5,158,581)	(8,955,050)	(4,092,741)	28,355

Contract transactions 1
Purchase payments (Note 4)	38,472	435,627	2,040,376	1,020,185	5,074,526	13,905,311	5,464,143	12,582,781	3,065,324	1,434,130
Surrenders and terminations	(31)	(69,818)	(609,108)	(37,650)	(829,803)	(1,148,133)	(3,417,919)	(19,195,144)	(1,415,091)	(225,821)
Transfers between portfolios	75,168	(21,298)	692,937	181,549	1,819,808	2,157,719	534,328	(14,324,177)	(541,611)	153,094
Net annuitization transactions	-	-	-	-	-	-	(7,727)	(224,608)	-	-
Policyholder charges (Note 3)	-	(11,784)	(57,394)	(15,704)	(98,876)	(188,945)	(133,295)	(442,354)	(140,264)	(28,076)
Net increase (decrease) in net assets from
contract transactions	113,609	332,727	2,066,811	1,148,380	5,965,655	14,725,952	2,439,530	(21,603,502)	968,358	1,333,327

Net increase (decrease) in net assets	113,183	186,474	350,177	1,174,600	7,041,635	13,016,969	(2,719,051)	(30,558,552)	(3,124,383)	1,361,682

Net assets beginning of period	-	1,305,737	9,304,134	917,015	11,108,208	29,866,828	34,076,029	255,346,979	33,785,801	5,544,742

Net assets end of period	$113,183	$1,492,211	$9,654,311	$2,091,615	$18,149,843	$42,883,797	$31,356,978	$224,788,427	$30,661,418	$6,906,424

1 Contract unit transactions
Units Outstanding at December 31, 2010	-	109,176	1,247,372	89,304	971,115	3,123,404	2,261,041	23,278,571	3,516,407	500,625

Units Issued	12,530	77,630	2,677,756	139,937	1,015,195	1,804,521	737,174	1,751,428	709,545	395,046
Units Redeemed	(3)	(50,023)	(2,415,702)	(27,893)	(537,389)	(275,612)	(596,010)	(3,780,321)	(624,980)	(275,457)

Units Outstanding at December 31, 2011	12,527	136,783	1,509,426	201,348	1,448,921	4,652,313	2,402,205	21,249,678	3,600,972	620,214

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio
Operations
Net investment income (loss)	$40,618	$(353,344)	$(4,174)	$(21,185)	$(382,645)	$435,741	$(98,431)	$(40,621)	$(282,066)	$(329,972)
Net realized gain (loss) on investments	(201,959)	1,349,302	231,094	45,428	3,100,479	2,407,797	784,102	(507,488)	2,194,552	2,182,597
Net change in unrealized appreciation
(depreciation) on investments	(1,595,909)	(1,354,684)	(301,672)	41,766	(4,248,170)	(3,475,197)	(1,780,557)	522,757	(3,786,988)	(2,512,658)
Net increase (decrease) in net assets
from operations	(1,757,250)	(358,726)	(74,752)	66,009	(1,530,336)	(631,659)	(1,094,886)	(25,352)	(1,874,502)	(660,033)

Contract transactions 1
Purchase payments (Note 4)	915,366	10,812,484	1,178,941	446,232	6,056,238	14,441,334	1,608,953	1,057,755	4,445,554	5,505,963
Surrenders and terminations	(260,770)	(2,394,673)	(166,168)	(44,068)	(3,786,727)	(5,662,667)	(370,916)	(612,368)	(3,185,836)	(760,030)
Transfers between portfolios	349,274	2,565,949	(1,075,385)	292,176	(1,064,625)	21,605,106	56,101	(1,055,518)	(1,019,831)	(2,483,615)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(22,059)	(233,130)	(26,331)	(7,046)	(116,306)	(524,741)	(32,375)	(19,756)	(87,191)	(132,085)
Net increase (decrease) in net assets from
contract transactions	981,811	10,750,630	(88,943)	687,294	1,088,580	29,859,032	1,261,763	(629,887)	152,696	2,130,233

Net increase (decrease) in net assets	(775,439)	10,391,904	(163,695)	753,303	(441,756)	29,227,373	166,877	(655,239)	(1,721,806)	1,470,200

Net assets beginning of period	6,019,564	30,493,279	3,375,534	1,552,338	35,870,995	65,927,693	11,166,607	8,067,684	31,065,969	19,316,718

Net assets end of period	$5,244,125	$40,885,183	$3,211,839	$2,305,641	$35,429,239	$95,155,066	$11,333,484	$7,412,445	$29,344,163	$20,786,918

1 Contract unit transactions
Units Outstanding at December 31, 2010	730,488	993,661	259,887	162,583	2,175,353	6,111,514	976,568	638,919	2,092,402	2,843,086

Units Issued	305,633	801,581	143,547	113,223	663,488	4,390,757	335,207	145,006	509,271	2,745,823
Units Redeemed	(185,721)	(493,072)	(147,414)	(42,407)	(620,755)	(1,655,339)	(221,800)	(201,425)	(507,191)	(2,489,600)

Units Outstanding at December 31, 2011	850,400	1,302,170	256,020	233,399	2,218,086	8,846,932	1,089,975	582,500	2,094,482	3,099,309

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio
Operations
Net investment income (loss)	$(579,632)	$(38,639)	$(242,860)	$(92,385)	$(270,883)	$(362,676)	$2,671,585	$(36,754)	$2,573,396	$(51,917)
Net realized gain (loss) on investments	(1,467,707)	(700,254)	155,968	898,161	1,398,753	3,959,714	618,631	(58,952)	1,205,448	106,414
Net change in unrealized appreciation
(depreciation) on investments	(7,092,780)	173,810	(2,706,797)	(2,853,575)	(8,309,173)	1,816,291	1,798,849	37,466	(2,400,116)	(493,446)
Net increase (decrease) in net assets
from operations	(9,140,119)	(565,083)	(2,793,689)	(2,047,799)	(7,181,303)	5,413,329	5,089,065	(58,240)	1,378,728	(438,949)

Contract transactions 1
Purchase payments (Note 4)	1,642,446	1,713,625	6,657,149	1,942,966	6,732,945	19,255,097	44,664,632	5,247,091	11,520,272	1,265,373
Surrenders and terminations	(2,280,646)	(662,668)	(1,259,745)	(283,587)	(635,739)	(3,482,823)	(11,964,074)	(31,387)	(2,772,506)	(91,438)
Transfers between portfolios	7,148,859	(964,815)	1,610,432	(999,110)	(850,918)	9,640,694	(765,468)	673,986	1,943,688	120,769
Net annuitization transactions	(4,483)	-	-	-	-	(12,228)	(1,106)	-	-	-
Policyholder charges (Note 3)	(60,718)	(32,794)	(135,121)	(54,656)	(160,710)	(467,079)	(1,327,791)	(23,863)	(249,200)	(34,330)
Net increase (decrease) in net assets from
contract transactions	6,445,458	53,348	6,872,715	605,613	5,085,578	24,933,661	30,606,193	5,865,827	10,442,254	1,260,374

Net increase (decrease) in net assets	(2,694,661)	(511,735)	4,079,026	(1,442,186)	(2,095,725)	30,346,990	35,695,258	5,807,587	11,820,982	821,425

Net assets beginning of period	31,853,672	11,904,511	21,461,730	9,192,808	21,617,761	45,867,748	155,395,705	-	38,138,201	2,878,712

Net assets end of period	$29,159,011	$11,392,776	$25,540,756	$7,750,622	$19,522,036	$76,214,738	$191,090,963	$5,807,587	$49,959,183	$3,700,137

1 Contract unit transactions
Units Outstanding at December 31, 2010	2,563,555	1,069,134	1,569,805	975,198	2,520,101	3,628,265	8,811,512	-	2,558,222	276,200

Units Issued	1,129,731	221,986	739,264	437,901	1,470,853	2,607,961	3,445,033	790,659	1,921,908	266,254
Units Redeemed	(603,956)	(211,441)	(249,619)	(353,379)	(783,506)	(758,222)	(1,831,609)	(204,600)	(1,248,938)	(152,872)

Units Outstanding at December 31, 2011	3,089,330	1,079,679	2,059,450	1,059,720	3,207,448	5,478,004	10,424,936	586,059	3,231,192	389,582

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio
Operations
Net investment income (loss)	$(37,328)	$(19,295)	$810,483	$1,606,336	$(51,628)	$51,137	$(51,757)	$(799,788)	$649,250	$(1,647,932)
Net realized gain (loss) on investments	313,086	121,165	413,338	2,800,548	960,225	1,036,145	378,372	1,871,139	2,296,866	3,623,215
Net change in unrealized appreciation
(depreciation) on investments	(543,059)	(348,137)	(4,471,121)	(2,490,691)	(706,741)	816,192	(1,541,317)	(6,625,446)	(1,582,996)	(11,928,207)
Net increase (decrease) in net assets
from operations	(267,301)	(246,267)	(3,247,300)	1,916,193	201,856	1,903,474	(1,214,702)	(5,554,095)	1,363,120	(9,952,924)

Contract transactions 1
Purchase payments (Note 4)	907,970	596,528	3,734,797	9,531,039	756,489	8,058,709	2,629,962	11,525,292	24,360,606	40,116,321
Surrenders and terminations	(63,450)	(509,086)	(586,448)	(1,950,017)	(216,659)	(617,998)	(430,434)	(8,684,852)	(7,848,230)	(11,517,781)
Transfers between portfolios	(40,709)	(1,068,838)	3,636,473	(2,806,666)	(2,077,751)	7,421,151	10,287,726	1,609,750	442,788	(1,871,343)
Net annuitization transactions	-	-	-	-	-	-	-	(4,861)	-	-
Policyholder charges (Note 3)	(28,371)	(21,099)	(91,627)	(209,674)	(18,014)	(174,267)	(43,235)	(372,227)	(722,035)	(954,427)
Net increase (decrease) in net assets from
contract transactions	775,440	(1,002,495)	6,693,195	4,564,682	(1,555,935)	14,687,595	12,444,019	4,073,102	16,233,129	25,772,770

Net increase (decrease) in net assets	508,139	(1,248,762)	3,445,895	6,480,875	(1,354,079)	16,591,069	11,229,317	(1,480,993)	17,596,249	15,819,846

Net assets beginning of period	2,589,196	5,414,150	5,977,442	46,655,478	5,117,229	11,456,915	4,508,146	69,459,420	88,158,503	168,908,532

Net assets end of period	$3,097,335	$4,165,388	$9,423,337	$53,136,353	$3,763,150	$28,047,984	$15,737,463	$67,978,427	$105,754,752	$184,728,378

1 Contract unit transactions
Units Outstanding at December 31, 2010	249,923	394,928	587,609	4,471,298	474,282	1,136,030	414,392	4,957,226	7,440,699	11,485,332

Units Issued	204,566	96,795	1,474,031	1,571,797	492,360	2,077,503	1,718,789	2,897,829	2,830,046	4,041,597
Units Redeemed	(124,646)	(171,640)	(911,400)	(1,158,157)	(648,372)	(697,985)	(753,841)	(2,728,757)	(1,485,610)	(2,423,113)

Units Outstanding at December 31, 2011	329,843	320,083	1,150,240	4,884,938	318,270	2,515,548	1,379,340	5,126,298	8,785,135	13,103,816

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$567,368	$88,258	$(8,985)	$(979,195)	$(1,159,432)	$(61,918)	$(51,839)	$(248,252)	$(584,033)	$(121,941)
Net realized gain (loss) on investments	3,142,139	6,908,538	95,491	1,924,263	9,252,257	(1,235)	(66,621)	914,609	324	360,193
Net change in unrealized appreciation
(depreciation) on investments	(5,661,360)	(15,182,441)	(367,102)	(3,379,476)	(10,850,935)	(1,436)	(1,266,310)	332,819	-	(1,137,830)
Net increase (decrease) in net assets
from operations	(1,951,853)	(8,185,645)	(280,596)	(2,434,408)	(2,758,110)	(64,589)	(1,384,770)	999,176	(583,709)	(899,578)

Contract transactions 1
Purchase payments (Note 4)	45,817,231	64,141,307	1,032,915	13,458,483	14,974,889	6,514,391	6,042,973	22,027,862	43,625,361	4,848,995
Surrenders and terminations	(9,457,762)	(14,501,478)	(50,039)	(4,318,191)	(4,284,209)	(1,173,668)	(2,583,889)	(3,672,215)	(10,664,313)	(1,132,734)
Transfers between portfolios	3,467,800	7,040,293	391,433	5,491,525	(570,000)	1,091,963	2,559,882	2,159,090	(16,551,079)	890,164
Net annuitization transactions	(55,499)	(127,547)	-	-	(2,438)	-	-	(18,745)	-	(1,197)
Policyholder charges (Note 3)	(1,238,496)	(1,622,100)	(25,214)	(344,413)	(343,142)	(137,336)	(135,529)	(552,670)	(275,251)	(111,174)
Net increase (decrease) in net assets from
contract transactions	38,533,274	54,930,475	1,349,095	14,287,404	9,775,100	6,295,350	5,883,437	19,943,322	16,134,718	4,494,054

Net increase (decrease) in net assets	36,581,421	46,744,830	1,068,499	11,852,996	7,016,990	6,230,761	4,498,667	20,942,498	15,551,009	3,594,476

Net assets beginning of period	146,451,063	210,716,117	1,932,912	54,173,715	68,198,227	13,770,108	30,599,249	56,078,412	25,380,754	19,318,693

Net assets end of period	$183,032,484	$257,460,947	$3,001,411	$66,026,711	$75,215,217	$20,000,869	$35,097,916	$77,020,910	$40,931,763	$22,913,169

1 Contract unit transactions
Units Outstanding at December 31, 2010	11,837,377	14,293,300	199,339	2,000,459	1,490,061	1,319,661	2,125,744	2,044,650	2,031,293	984,256

Units Issued	4,626,555	5,529,822	226,121	997,210	555,733	1,275,636	1,005,550	1,006,321	9,590,935	404,002
Units Redeemed	(1,582,031)	(1,952,833)	(93,619)	(546,558)	(370,167)	(676,930)	(608,604)	(312,014)	(8,282,215)	(179,565)

Units Outstanding at December 31, 2011	14,881,901	17,870,289	331,841	2,451,111	1,675,627	1,918,367	2,522,690	2,738,957	3,340,013	1,208,693

See notes to the financial statements.

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997.  The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains one hundred thirty-six (136) sub-accounts (“Portfolios”) as of December 31, 2012.  These Portfolios each invest in the following mutual funds (collectively, the “Funds”):

Curian Variable Series Trust
Curian Dynamic Risk Advantage – Aggressive Fund	Curian Guidance – Moderate Growth Fund(1)	Curian/FAMCO Flex Core Covered Call Fund
Curian Dynamic Risk Advantage – Diversified Fund	Curian Guidance – Rising Income Fund(1)	Curian/Franklin Templeton Frontier Markets Fund
Curian Dynamic Risk Advantage – Income Fund	Curian Guidance – Tactical Maximum Growth Fund(1)	Curian/Franklin Templeton Natural Resources Fund
Curian Guidance – Balanced Income Fund(1)	Curian Guidance – Tactical Moderate Growth Fund(1)	Curian/Neuberger Berman Currency Fund
Curian Guidance – Equity 100 Fund(1)	Curian Tactical Advantage 35 Fund	Curian/Nicholas Convertible Arbitrage Fund
Curian Guidance – Fixed Income 100 Fund(1)	Curian Tactical Advantage 60 Fund	Curian/PIMCO Credit Income Fund
Curian Guidance – Institutional Alt 65 Fund(1)	Curian Tactical Advantage 75 Fund	Curian/PineBridge Merger Arbitrage Fund
Curian Guidance – Institutional Alt 100 Fund(1)	Curian/American Funds Growth Fund	Curian/The Boston Company Equity Income Fund
Curian Guidance – Maximize Income Fund(1)	Curian/DFA U.S. Micro Cap Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Curian Guidance – Maximum Growth Fund(1)	Curian/Epoch Global Shareholder Yield Fund	Curian/Van Eck International Gold Fund

JNL Series Trust
JNL Disciplined Growth Fund(1)	JNL/Brookfield Global Infrastructure Fund	JNL/Invesco Global Real Estate Fund
JNL Disciplined Moderate Fund(1)	JNL/Capital Guardian Global Balanced Fund	JNL/Invesco International Growth Fund
JNL Disciplined Moderate Growth Fund(1)	JNL/Capital Guardian Global Diversified Research Fund	JNL/Invesco Large Cap Growth Fund
JNL Institutional Alt 20 Fund(1)	JNL/DFA U.S. Core Equity Fund	JNL/Invesco Small Cap Growth Fund
JNL Institutional Alt 35 Fund(1)	JNL/Eagle SmallCap Equity Fund	JNL/Ivy Asset Strategy Fund
JNL Institutional Alt 50 Fund(1)	JNL/Eastspring Investments Asia ex-Japan Fund(1)	JNL/JPMorgan International Value Fund
JNL Institutional Alt 65 Fund(1) (2)	JNL/Eastspring Investments China-India Fund(1)	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds Balanced Allocation Fund(1)	JNL/Franklin Templeton Founding Strategy Fund(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Lazard Emerging Markets Fund
JNL/American Funds Global Bond Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Lazard Mid Cap Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Franklin Templeton Income Fund	JNL/M&G Global Basics Fund(1)
JNL/American Funds Growth Allocation Fund(1)	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/M&G Global Leaders Fund(1)
JNL/American Funds Growth-Income Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM 10 x 10 Fund(1) (3)
JNL/American Funds International Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/MCM Bond Index Fund(3)
JNL/American Funds New World Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund(3)
JNL/AQR Managed Futures Strategy Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/MCM Emerging Markets Index Fund(3)
JNL/BlackRock Commodity Securities Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/MCM European 30 Fund(3)
JNL/BlackRock Global Allocation Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/MCM Global Alpha Fund(3)

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 – Organization (continued)

JNL Series Trust (continued)
JNL/MCM Index 5 Fund(1) (3)	JNL/PPM America High Yield Bond Fund(1)	JNL/S&P Managed Moderate Fund
JNL/MCM International Index Fund(3)	JNL/PPM America Mid Cap Value Fund(1)	JNL/S&P Managed Moderate Growth Fund
JNL/MCM Pacific Rim 30 Fund(3)	JNL/PPM America Small Cap Value Fund(1)	JNL/S&P Total Yield Fund
JNL/MCM S&P 400 MidCap Index Fund(3)	JNL/PPM America Value Equity Fund(1)	JNL/T. Rowe Price Established Growth Fund
JNL/MCM S&P 500 Index Fund(3)	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM Small Cap Index Fund(3)	JNL/S&P 4 Fund(1)	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/T. Rowe Price Value Fund
JNL/Neuberger Berman Strategic Income Fund	JNL/S&P Dividend Income & Growth Fund	JNL/UBS Large Cap Select Growth Fund
JNL/Oppenheimer Global Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/WMC Balanced Fund
JNL/PIMCO Real Return Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/WMC Money Market Fund
JNL/PIMCO Total Return Bond Fund	JNL/S&P Managed Conservative Fund	JNL/WMC Value Fund
JNL/PPM America Floating Rate Income Fund(1)	JNL/S&P Managed Growth Fund

JNL Variable Fund LLC
JNL/MCM 25 Fund(3)	JNL/MCM JNL 5 Fund(3)	JNL/MCM S&P® SMid 60 Fund(3)
JNL/MCM Communications Sector Fund(3)	JNL/MCM JNL Optimized 5 Fund(3)	JNL/MCM Select Small-Cap Fund(3)
JNL/MCM Consumer Brands Sector Fund(3)	JNL/MCM Nasdaq® 25 Fund(3)	JNL/MCM Technology Sector Fund(3)
JNL/MCM Dow SM Dividend Fund(3)	JNL/MCM NYSE® International 25 Fund(3)	JNL/MCM Value Line® 30 Fund(3)
JNL/MCM Financial Sector Fund(3)	JNL/MCM Oil & Gas Sector Fund(3)	JNL/MCM VIP Fund(3)
JNL/MCM Healthcare Sector Fund(3)	JNL/MCM S&P® 24 Fund(3)

Jackson National Asset Management, LLC serves as investment adviser for the Funds comprising the JNL Series Trust and the JNL Variable Fund LLC, Curian Capital, LLC serves as investment adviser for the Funds comprising the Curian Variable Series Trust, both are wholly-owned subsidiaries of Jackson and receive fees for their services from each Fund.

During the year ended December 31, 2012, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/UBS Large Cap Select Growth Fund(4)	April 30, 2012
JNL/Eagle Core Equity Fund	JNL/DFA U.S. Core Equity Fund(4)	April 30, 2012
JNL/PAM Asia ex-Japan Fund	JNL/Eastspring Investments Asia ex-Japan Fund(5)	April 30, 2012
JNL/PAM China-India Fund	JNL/Eastspring Investments China-India Fund(5)	April 30, 2012

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 – Organization (continued)

(1) These Funds are sub-advised by affiliates of Jackson.

(2) JNL Institutional Alt 65 Fund is closed to new investors.

(3) MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

(4) These name changes are due to changes in sub-adviser.

(5) These name changes are due to company rebranding.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s Portfolios’ investments in the corresponding Funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Portfolios of the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Portfolios of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments in the Funds under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Separate Account’s Portfolios’ own assumptions in determining the fair value of the investments in the respective Funds.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2012, all of the Separate Account’s Portfolios’ investments in each of the corresponding Funds are valued as a practical expedient at their daily reported NAVs. Therefore, all investments in Funds have been categorized as Level 1.  The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of the Separate Account’s Portfolios’ investments in the corresponding Funds.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”

In May 2011 FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable or Level 3 valuation inputs.

For the year ended December 31, 2012, there were no transfers between Level 1 and Level 2 securities.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.   For the years ended December 31, 2012 and 2011, contract maintenance charges were assessed in the amount of $289,209 and $294,711, respectively.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the Portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs.  This charge will be deducted from the amount transferred prior to the allocation to a different Portfolio.  For the years ended December 31, 2012 and 2011, transfer charges were assessed in the amount of $3,750 and $365, respectively.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2012 and 2011, surrender charges were assessed in the amount of $1,383,479 and $1,443,418, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% - 0.72%, depending on product, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redeeming units.

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% - 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Optional Benefit Charges

Contract Enhancement Charge.  If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the Portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% - 0.65%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner’s allocations to the Portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.55% on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,867,632 and $3,219,770 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2012 and 2011, respectively.  These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2012, cost of purchases and proceeds from sales of the Portfolios’ investments in the corresponding Funds are as follows:

Curian Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
Curian Dynamic Risk Advantage – Aggressive Fund	$977,608	$20,704	Curian Tactical Advantage 60 Fund	$1,437,326	$19,987
Curian Dynamic Risk Advantage – Diversified Fund	2,552,542	29,892	Curian Tactical Advantage 75 Fund	1,370,750	570,595
Curian Dynamic Risk Advantage – Income Fund	2,491,555	15,609	Curian/American Funds Growth Fund	436,523	7,443
Curian Guidance – Balanced Income Fund	2,420,663	9,908	Curian/DFA U.S. Micro Cap Fund	13,050	14
Curian Guidance – Equity 100 Fund	312,217	24,919	Curian/Epoch Global Shareholder Yield Fund	141,060	193
Curian Guidance – Fixed Income 100 Fund	278,322	787	Curian/FAMCO Flex Core Covered Call Fund	1,148,077	37,045
Curian Guidance – Institutional Alt 65 Fund	2,549,106	23,054	Curian/Franklin Templeton Frontier Markets Fund	500	-
Curian Guidance – Institutional Alt 100 Fund	6,272,251	116,347	Curian/Franklin Templeton Natural Resources Fund	544,678	72,997
Curian Guidance – Maximize Income Fund	790,707	13,997	Curian/Neuberger Berman Currency Fund	192,673	8,828
Curian Guidance – Maximum Growth Fund	880,878	23,624	Curian/Nicholas Convertible Arbitrage Fund	1,229,620	138,738
Curian Guidance – Moderate Growth Fund	4,445,756	239,622	Curian/PIMCO Credit Income Fund	693,018	61,936
Curian Guidance – Rising Income Fund	1,428,978	4,743	Curian/PineBridge Merger Arbitrage Fund	2,434,223	180,152
Curian Guidance – Tactical Maximum Growth Fund	1,431,095	27,973	Curian/TBC Equity Income Fund*	250,906	697
Curian Guidance – Tactical Moderate Growth Fund	4,516,468	21,294	Curian/TBC Multi-Alpha Market Neutral Equity Fund*	968,869	140,914
Curian Tactical Advantage 35 Fund	1,454,291	70,512	Curian/Van Eck International Gold Fund	226,669	29,380

* TBC denotes the sub-adviser The Boston Company throughout footnote 5.

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Disciplined Growth Fund	$5,364,265	$2,590,375	JNL/American Funds New World Fund	$9,373,843	$3,651,129
JNL Disciplined Moderate Fund	17,656,157	6,402,962	JNL/AQR Managed Futures Strategy Fund	1,792,767	215,858
JNL Disciplined Moderate Growth Fund	19,184,995	6,038,634	JNL/BlackRock Commodity Securities Fund	16,441,560	13,242,887
JNL Institutional Alt 20 Fund	22,533,461	6,234,978	JNL/BlackRock Global Allocation Fund	55,383,166	11,107,612
JNL Institutional Alt 35 Fund	28,660,366	6,113,766	JNL/Brookfield Global Infrastructure Fund	5,358,979	1,267,772
JNL Institutional Alt 50 Fund	41,204,693	8,868,305	JNL/Capital Guardian Global Balanced Fund	3,752,903	3,967,310
JNL Institutional Alt 65 Fund	6,275,887	9,032,610	JNL/Capital Guardian Global Diversified Research Fund	2,191,747	2,649,224
JNL/American Funds Balanced Allocation Fund	5,959,556	432,230	JNL/DFA U.S. Core Equity Fund	2,873,003	2,365,011
JNL/American Funds Blue Chip Income and Growth Fund	19,084,295	5,940,007	JNL/Eagle SmallCap Equity Fund	16,656,285	14,191,112
JNL/American Funds Global Bond Fund	9,105,638	5,263,923	JNL/Eastspring Investments Asia ex-Japan Fund	6,060,808	3,603,445
JNL/American Funds Global Small Capitalization Fund	4,879,294	1,753,306	JNL/Eastspring Investments China-India Fund	9,341,791	7,214,254
JNL/American Funds Growth Allocation Fund	4,298,307	198,788	JNL/Franklin Templeton Founding Strategy Fund	13,597,870	11,668,726
JNL/American Funds Growth-Income Fund	20,258,798	7,537,688	JNL/Franklin Templeton Global Growth Fund	4,722,669	3,523,347
JNL/American Funds International Fund	9,298,906	4,467,559	JNL/Franklin Templeton Global Multisector Bond Fund	12,436,088	2,051,737

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/Franklin Templeton Income Fund	$30,223,873	$16,907,679	JNL/MCM Small Cap Index Fund	$10,061,769	$7,737,272
JNL/Franklin Templeton International Small Cap Growth Fund	4,042,394	1,831,017	JNL/Morgan Stanley Mid Cap Growth Fund	732,433	51,128
JNL/Franklin Templeton Mutual Shares Fund	7,926,927	4,679,846	JNL/Neuberger Berman Strategic Income Fund	3,684,829	95,724
JNL/Franklin Templeton Small Cap Value Fund	7,004,479	3,726,746	JNL/Oppenheimer Global Growth Fund	7,249,888	5,729,376
JNL/Goldman Sachs Core Plus Bond Fund	23,843,881	12,608,307	JNL/PIMCO Real Return Fund	61,214,900	25,105,083
JNL/Goldman Sachs Emerging Markets Debt Fund	2,068,524	4,368,384	JNL/PIMCO Total Return Bond Fund	124,278,350	63,267,165
JNL/Goldman Sachs Mid Cap Value Fund	8,311,500	7,925,542	JNL/PPM America Floating Rate Income Fund	10,366,016	2,368,918
JNL/Goldman Sachs U.S. Equity Flex Fund	2,027,340	1,546,260	JNL/PPM America High Yield Bond Fund	36,977,162	20,975,008
JNL/Invesco Global Real Estate Fund	22,539,597	12,075,341	JNL/PPM America Mid Cap Value Fund	7,636,744	6,171,750
JNL/Invesco International Growth Fund	6,354,083	4,337,589	JNL/PPM America Small Cap Value Fund	2,120,927	1,143,475
JNL/Invesco Large Cap Growth Fund	7,701,744	4,367,358	JNL/PPM America Value Equity Fund	1,431,374	1,198,944
JNL/Invesco Small Cap Growth Fund	10,925,541	8,334,149	JNL/Red Rocks Listed Private Equity Fund	2,298,661	1,880,455
JNL/Ivy Asset Strategy Fund	29,244,798	11,315,401	JNL/S&P 4 Fund	21,269,557	12,606,903
JNL/JPMorgan International Value Fund	6,338,637	3,994,607	JNL/S&P Competitive Advantage Fund	15,837,219	6,578,755
JNL/JPMorgan MidCap Growth Fund	7,850,694	13,156,673	JNL/S&P Dividend Income & Growth Fund	47,873,882	22,677,558
JNL/JPMorgan U.S. Government & Quality Bond Fund	22,512,239	16,521,452	JNL/S&P Intrinsic Value Fund	9,520,873	13,079,572
JNL/Lazard Emerging Markets Fund	4,558,827	7,289,483	JNL/S&P Managed Aggressive Growth Fund	30,682,556	31,096,117
JNL/Lazard Mid Cap Equity Fund	4,389,240	3,582,720	JNL/S&P Managed Conservative Fund	53,392,204	18,038,067
JNL/M&G Global Basics Fund	1,748,275	720,234	JNL/S&P Managed Growth Fund	54,299,894	37,984,912
JNL/M&G Global Leaders Fund	1,564,375	1,237,735	JNL/S&P Managed Moderate Fund	81,552,281	38,983,466
JNL/MCM 10 x 10 Fund	4,101,423	3,946,612	JNL/S&P Managed Moderate Growth Fund	96,421,475	50,591,802
JNL/MCM Bond Index Fund	12,499,361	7,906,795	JNL/S&P Total Yield Fund	$2,585,475	$769,214
JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund	532,106	117,913	JNL/T. Rowe Price Established Growth Fund	40,535,399	18,679,489
JNL/MCM Emerging Markets Index Fund	17,113,664	9,222,598	JNL/T. Rowe Price Mid-Cap Growth Fund	37,651,537	23,116,266
JNL/MCM European 30 Fund	864,315	544,047	JNL/T. Rowe Price Short-Term Bond Fund	28,750,072	17,758,525
JNL/MCM Global Alpha Fund	1,049,821	612,430	JNL/T. Rowe Price Value Fund	16,835,989	11,019,897
JNL/MCM Index 5 Fund	9,568,187	6,051,811	JNL/UBS Large Cap Select Growth Fund	5,967,819	3,997,691
JNL/MCM International Index Fund	9,264,021	9,035,223	JNL/WMC Balanced Fund	28,847,867	13,775,681
JNL/MCM Pacific Rim 30 Fund	1,265,833	668,081	JNL/WMC Money Market Fund	75,775,738	71,681,828
JNL/MCM S&P 400 MidCap Index Fund	12,562,030	11,850,311	JNL/WMC Value Fund	7,762,547	5,297,576
JNL/MCM S&P 500 Index Fund	54,395,800	37,782,827

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$15,450,318	$8,630,798	JNL/MCM NYSE® International 25 Fund	$1,766,124	$1,645,935
JNL/MCM Communications Sector Fund	7,528,848	4,083,312	JNL/MCM Oil & Gas Sector Fund	17,890,420	13,035,925
JNL/MCM Consumer Brands Sector Fund	9,179,679	2,874,610	JNL/MCM S&P® 24 Fund	791,864	816,002
JNL/MCM Dow SM Dividend Fund	13,677,325	7,948,341	JNL/MCM S&P® SMid 60 Fund	2,740,677	7,761,776
JNL/MCM Financial Sector Fund	12,006,821	5,313,531	JNL/MCM Select Small-Cap Fund	2,743,935	2,716,793
JNL/MCM Healthcare Sector Fund	11,704,835	5,906,128	JNL/MCM Technology Sector Fund	31,953,659	19,409,230
JNL/MCM JNL 5 Fund	31,635,869	58,842,753	JNL/MCM Value Line® 30 Fund	4,298,659	12,351,814
JNL/MCM JNL Optimized 5 Fund	4,756,994	6,941,228	JNL/MCM VIP Fund	2,753,690	2,554,246
JNL/MCM Nasdaq® 25 Fund	10,131,030	3,762,833

Note 6 – Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements were available to be issued, and concluded there were no events that would require additional financial statement disclosure and/or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2012, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Portfolio data.  Unit values for Portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Portfolio of the Separate Account.

	Curian Dynamic		Curian Dynamic		Curian Dynamic		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -
	Risk Advantage -		Risk Advantage -		Risk Advantage -		Balanced		Equity		Fixed		Institutional		Institutional		Maximize		Maximum
	Aggressive		Diversified		Income		Income		100		100		Alt 100		Alt 65		Income		Growth
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.433310		$9.989137		$10.254443		$10.412254		$10.280677		$10.041492		$10.115590		$10.323284		$10.501299		$10.263934
Total Return *	-4.51	%***	0.39	%***	2.45	%***	3.86	%***	3.38	%***	-0.11	%***	3.27	%***	4.12	%***	4.19	%***	2.16	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic		Curian Dynamic		Curian Dynamic		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -
	Risk Advantage -		Risk Advantage -		Risk Advantage -		Balanced		Equity		Fixed		Institutional		Institutional		Maximize		Maximum
	Aggressive		Diversified		Income		Income		100		100		Alt 100		Alt 65		Income		Growth
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.454752		$10.011633		$10.277535		$10.435657		$10.288426		$10.049233		$10.138417		$10.346523		$10.524862		$10.287058
Total Return *	-5.60	%***	-0.15	%***	5.00	%***	0.76	%***	6.81	%***	0.31	%***	2.29	%***	5.79	%***	1.45	%***	0.28	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic	Curian Dynamic	Curian Dynamic	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -
	Risk Advantage -	Risk Advantage -	Risk Advantage -	Balanced	Equity	Fixed	Institutional	Institutional	Maximize	Maximum
	Aggressive	Diversified	Income	Income	100	100	Alt 100	Alt 65	Income	Growth
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$941	$2,515	$2,504	$2,455	$292	$278	$6,324	$2,615	$797	$890
Units Outstanding (in thousands)	100	251	244	235	28	28	624	253	76	87
Investment Income Ratio *	0.00%	0.00%	2.72%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian		Curian		Curian		Curian/		Curian/		Curian/Epoch
	Moderate		Rising		Tactical		Tactical		Tactical		Tactical		Tactical		American Funds		DFA U.S.		Global Shareholder
	Growth		Income		Maximum Growth		Moderate Growth		Advantage 35		Advantage 60		Advantage 75		Growth		Micro Cap		Yield
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(a)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.412243		$10.372682		$10.145070		$10.224384		$10.323518		$10.413985		$10.508894		$10.560607		$10.071412		$10.609000
Total Return *	3.08	%***	6.99	%***	0.44	%***	2.23	%***	5.41	%***	2.70	%***	5.47	%***	2.78	%***	3.58	%***	1.28	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.10%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian		Curian		Curian		Curian/		Curian/		Curian/Epoch
	Moderate		Rising		Tactical		Tactical		Tactical		Tactical		Tactical		American Funds		DFA U.S.		Global Shareholder
	Growth		Income		Maximum Growth		Moderate Growth		Advantage 35		Advantage 60		Advantage 75		Growth		Micro Cap		Yield
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(a)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.435693		$10.396091		$10.168140		$10.247414		$10.346749		$10.437409		$10.532592		$10.584333		$10.079057		$10.618625
Total Return *	3.72	%***	3.77	%***	5.54	%***	2.21	%***	3.79	%***	5.42	%***	0.75	%***	7.76	%***	6.20	%***	1.47	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian	Curian	Curian	Curian/	Curian/	Curian/Epoch
	Moderate	Rising	Tactical	Tactical	Tactical	Tactical	Tactical	American Funds	DFA U.S.	Global Shareholder
	Growth	Income	Maximum Growth	Moderate Growth	Advantage 35	Advantage 60	Advantage 75	Growth	Micro Cap	Yield
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(a)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$4,377	$1,463	$1,446	$4,623	$1,394	$1,451	$801	$445	$14	$141
Units Outstanding (in thousands)	420	141	142	452	135	139	76	42	1	13
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	2.89%	2.05%	1.53%	0.00%	0.00%	4.29%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)		Curian/Franklin Templeton Frontier Markets Portfolio(b)		Curian/Franklin Templeton Natural Resources Portfolio(a)		Curian/ Neuberger Berman Currency Portfolio(b)		Curian/Nicholas Convertible Arbitrage Portfolio(a)		Curian/ PIMCO Credit Income Portfolio(a)		Curian/ Pinebridge Merger Arbitrage Portfolio(a)		Curian/The Boston Company Equity Income Portfolio(a)		Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)		Curian/ Van Eck International Gold Portfolio(b)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.169153		$10.408022		$8.760110		$10.061422		$10.145372		$10.549023		$9.966882		$10.727021		$10.056181		$8.985544
Total Return *	0.34	%***	1.64	%***	-3.74	%***	0.77	%***	1.88	%***	4.88	%***	-0.02	%***	11.78	%***	-1.87	%***	-15.10	%***
Ratio of Expenses **	1.25%		1.00%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less  expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)		Curian/Franklin Templeton Frontier Markets Portfolio(b)		Curian/Franklin Templeton Natural Resources Portfolio(a)		Curian/ Neuberger Berman Currency Portfolio(b)		Curian/Nicholas Convertible Arbitrage Portfolio(a)		Curian/ PIMCO Credit Income Portfolio(a)		Curian/ Pinebridge Merger Arbitrage Portfolio(a)		Curian/The Boston Company Equity Income Portfolio(a)		Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)		Curian/ Van Eck International Gold Portfolio(b)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.191700		$10.408022		$8.791537		$10.069089		$10.182201		$10.572784		$10.003438		$10.751499		$10.092394		$8.992422
Total Return *	-1.03	%***	0.86	%***	14.55	%***	-0.70	%***	3.40	%***	3.46	%***	0.26	%***	15.43	%***	-0.44	%***	-12.71	%***
Ratio of Expenses **	1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/Franklin Templeton Frontier Markets Portfolio(b)	Curian/Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)
Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$1,104	$1	$474	$184	$1,101	$640	$2,266	$258	$822	$182
Units Outstanding (in thousands)	108	0	54	18	108	61	227	24	82	20
Investment Income Ratio *	2.91%	0.00%	1.42%	0.00%	0.00%	1.92%	0.00%	2.90%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to  0.00% even though the Portfolio received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio		JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)		JNL Institutional Alt 35 Portfolio(a)		JNL Institutional Alt 50 Portfolio(a)		JNL Institutional Alt 65 Portfolio(a)		JNL/American Funds Balanced Allocation Portfolio(c)		JNL/American Funds Blue Chip Income and Growth Portfolio(b)		JNL/American Funds Global Bond Portfolio(b)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.720397		$10.140190	$9.467785	$14.163042		$14.789750		$14.979408		$15.432167		$10.260003		$10.900227		$10.698246
Total Return *	11.68%		10.42%	11.43%	6.71	%***	8.62%		8.07%		8.14%		8.40	%***	10.67%		2.82%
Ratio of Expenses **	2.56%		2.57%	2.46%	2.56%		2.46%		2.56%		2.56%		2.31%		2.46%		2.81%

Period ended December 31, 2011

Unit Value	$7.808324		$9.183228	$8.496595	$13.107121		$13.616571		$13.861468		$14.270232		n/a		$9.849416		$10.404360
Total Return *	5.91	%***	-1.83%	-3.27%	-4.94%		-8.03	%***	-7.05%		-7.82%		n/a		-3.64%		1.44%
Ratio of Expenses **	2.56%		2.57%	2.46%	2.47%		2.46%		2.56%		2.56%		n/a		2.46%		2.81%

Period ended December 31, 2010

Unit Value	$8.303223		$9.354633	$8.783516	$13.787812		$14.530009		$14.913342		$15.480283		n/a		$10.221876		$10.257107
Total Return *	10.00%		8.28%	10.54%	6.99	%***	13.85	%***	14.50	%***	15.60	%***	n/a		2.98	%***	-2.81	%***
Ratio of Expenses **	2.46%		2.57%	2.46%	2.47%		2.37%		2.56%		2.56%		n/a		2.46%		2.81%

Period ended December 31, 2009

Unit Value	$7.548666		$8.639117	$7.946322	$12.511871		$13.013149		$13.337478		$13.718944		n/a		n/a		n/a
Total Return *	22.34%		15.66%	19.79%	-0.03	%***	0.04	%***	0.11	%***	22.37	%***	n/a		n/a		n/a
Ratio of Expenses **	2.46%		2.57%	2.46%	2.345%		2.345%		2.345%		2.46%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.170041		$7.469150	$6.633553	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-40.69%		-28.46%	-36.35%	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	2.46%		2.57%	2.46%	n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio		JNL Disciplined Moderate Portfolio		JNL Disciplined Moderate Growth Portfolio		JNL Institutional Alt 20 Portfolio(a)		JNL Institutional Alt 35 Portfolio(a)		JNL Institutional Alt 50 Portfolio(a)		JNL Institutional Alt 65 Portfolio(a)		JNL/American Funds Balanced Allocation Portfolio(c)		JNL/American Funds Blue Chip Income and Growth Portfolio(b)		JNL/American Funds Global Bond Portfolio(b)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.598504		$11.166780		$10.358582		$14.902370		$15.416154		$15.764688		$16.206761		$10.326225		$11.271931		$11.166907
Total Return *	13.50%		12.23%		13.13%		9.82%		9.83%		9.55%		9.56%		5.95	%***	12.07%		4.50%
Ratio of Expenses **	0.95%		0.95%		0.95%		1.20%		1.35%		1.20%		1.25%		1.35%		1.20%		1.20%

Period ended December 31, 2011

Unit Value	$8.456944		$9.949985		$9.156359		$13.570222		$14.036179		$14.390549		$14.792110		n/a		$10.057527		$10.686235
Total Return *	-4.05%		-0.23	%***	-1.80	%***	-3.73%		-5.10%		-5.76%		-6.60%		n/a		-2.43%		3.08%
Ratio of Expenses **	0.95%		0.95%		0.95%		1.20%		1.35%		1.20%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$8.814252		$9.802583		$9.177843		$14.095348		$14.790255		$15.270726		$15.838026		n/a		$10.307663		$10.367188
Total Return *	11.67%		9.61%		11.77%		11.71%		12.83%		13.53%		14.41%		n/a		5.03	%***	0.99	%***
Ratio of Expenses **	0.95%		1.35%		1.35%		1.20%		1.35%		1.20%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$7.893102		$8.943025		$8.211421		$12.617915		$13.108918		$13.450517		$13.842677		n/a		n/a		n/a
Total Return *	33.84	%***	17.08%		21.13%		4.23	%***	20.14	%***	1.37	%***	2.20	%***	n/a		n/a		n/a
Ratio of Expenses **	0.95%		1.35%		1.35%		1.20%		1.35%		1.20%		1.25%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.305552		$7.638164		$6.779177		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-40.02%		-27.58%		-35.64%		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.35%		1.35%		1.35%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)	JNL Institutional Alt 35 Portfolio(a)	JNL Institutional Alt 50 Portfolio(a)	JNL Institutional Alt 65 Portfolio(a)	JNL/American Funds Balanced Allocation Portfolio(c)	JNL/American Funds Blue Chip Income and Growth Portfolio(b)	JNL/American Funds Global Bond Portfolio(b)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$17,076	$49,738	$51,479	$57,285	$65,669	$94,136	$42,386	$5,737	$40,132	$20,921
Units Outstanding (in thousands)	1,847	4,626	5,144	3,894	4,299	6,055	2,641	557	3,594	1,893
Investment Income Ratio *	1.18%	1.53%	1.44%	1.64%	1.85%	1.94%	2.42%	0.00%	1.02%	1.98%

Period ended December 31, 2011

Net Assets (in thousands)	$12,883	$35,387	$34,824	$38,069	$40,356	$58,074	$44,014	n/a	$23,678	$16,600
Units Outstanding (in thousands)	1,572	3,672	3,912	2,833	2,891	4,076	3,000	n/a	2,368	1,563
Investment Income Ratio *	1.18%	1.41%	1.10%	1.03%	0.97%	0.86%	0.68%	n/a	0.67%	1.01%

Period ended December 31, 2010

Net Assets (in thousands)	$8,907	$23,777	$24,630	$22,417	$18,229	$32,487	$42,126	n/a	$9,396	$5,707
Units Outstanding (in thousands)	1,036	2,449	2,703	1,601	1,237	2,140	2,675	n/a	914	552
Investment Income Ratio *	1.35%	1.19%	1.28%	0.80%	0.90%	0.84%	1.51%	n/a	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$5,843	$9,460	$11,757	$4,545	$4,543	$10,572	$4,143	n/a	n/a	n/a
Units Outstanding (in thousands)	755	1,067	1,443	361	347	788	300	n/a	n/a	n/a
Investment Income Ratio *	3.62%	3.34%	3.26%	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	$1,078	$2,187	$2,967	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	172	288	440	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.63%	1.42%	1.45%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American		JNL/American		JNL/American		JNL/American				JNL/AQR		JNL/BlackRock			JNL/Brookfield		JNL/Capital
	Funds Global		Funds Growth		Funds		Funds		JNL/American		Managed Futures		Commodity	JNL/BlackRock		Global		Guardian Global
	Small Capitalization		Allocation		Growth-Income		International		Funds New		Strategy		Securities	Global Allocation		Infrastructure		Balanced
	Portfolio(a)		Portfolio(e)		Portfolio(a)		Portfolio(a)		World Portfolio(a)		Portfolio(c)		Portfolio	Portfolio(b)		Portfolio(d)		Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.893015		$10.271827		$11.179782		$10.178122		$10.673864		$9.823886		$9.289162	$10.305240		$11.979817		$8.899463
Total Return *	10.28	%***	1.49	%***	14.07%		14.39%		13.45	%***	6.56	%***	-2.26%	6.81%		15.78%		8.60%
Ratio of Expenses **	2.56%		2.42%		2.46%		2.595%		2.56%		1.25%		3.06%	2.56%		2.46%		4.00%

Period ended December 31, 2011

Unit Value	$8.623965		n/a		$9.800553		$8.897912		$9.345775		n/a		$9.503708	$9.648319		$10.347437		$8.194877
Total Return *	-21.38%		n/a		-4.67%		-19.11	%***	-16.38%		n/a		-10.15%	-4.98	%***	0.27	%***	-8.48%
Ratio of Expenses **	2.46%		n/a		2.46%		2.595%		2.46%		n/a		3.06%	2.56%		2.46%		4.00%

Period ended December 31, 2010

Unit Value	$10.969575		n/a		$10.280893		$10.674432		$11.176281		n/a		$10.577556	$10.294555		n/a		$8.954289
Total Return *	1.76	%***	n/a		2.86	%***	4.24	%***	6.16	%***	n/a		13.90%	3.61	%***	n/a		4.74%
Ratio of Expenses **	2.46%		n/a		2.46%		2.46%		2.46%		n/a		3.06%	2.42%		n/a		4.00%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$9.286455	n/a		n/a		$8.549148
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		45.41%	n/a		n/a		17.68%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		3.06%	n/a		n/a		4.00%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$6.386254	n/a		n/a		$7.264910
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-52.69%	n/a		n/a		-31.10%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		3.06%	n/a		n/a		4.00%

*	Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 29, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American		JNL/American		JNL/American		JNL/American				JNL/AQR		JNL/BlackRock				JNL/Brookfield		JNL/Capital
	Funds Global		Funds Growth		Funds		Funds		JNL/American		Managed Futures		Commodity		JNL/BlackRock		Global		Guardian Global
	Small Capitalization		Allocation		Growth-Income		International		Funds New		Strategy		Securities		Global Allocation		Infrastructure		Balanced
	Portfolio(a)		Portfolio(e)		Portfolio(a)		Portfolio(a)		World Portfolio(a)		Portfolio(c)		Portfolio		Portfolio(b)		Portfolio(d)		Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.258146		$10.346059		$11.622914		$10.563954		$11.067687		$9.876802		$10.595859		$10.668681		$12.184240		$12.609448
Total Return *	16.49%		2.62	%***	-0.19	%***	-1.86%		15.97%		3.82	%***	14.31	%***	0.79	%***	13.75	%***	11.63%
Ratio of Expenses **	1.20%		1.35%		1.00%		1.20%		1.20%		0.85%		0.85%		1.00%		0.85%		1.25%

Period ended December 31, 2011

Unit Value	$8.806076		n/a		$10.007812		$9.106416		$9.543319		n/a		$10.420986		$9.809639		$10.353105		$11.295328
Total Return *	-20.39%		n/a		-3.47%		-15.40%		-15.32%		n/a		-8.47%		-4.97%		1.63	%***	-5.94%
Ratio of Expenses **	1.20%		n/a		1.20%		1.20%		1.20%		n/a		1.20%		1.20%		1.35%		1.25%

Period ended December 31, 2010

Unit Value	$11.061642		n/a		$10.367185		$10.764025		$11.269970		n/a		$11.385308		$10.322473		n/a		$12.008142
Total Return *	3.98	%***	n/a		1.98	%***	12.99	%***	3.10	%***	n/a		16.04%		1.12	%***	n/a		7.66%
Ratio of Expenses **	1.20%		n/a		1.20%		1.20%		1.20%		n/a		1.20%		1.20%		n/a		1.25%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$9.811404		n/a		n/a		$11.153827
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		48.14%		n/a		n/a		20.96%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		1.20%		n/a		n/a		1.25%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$6.622915		n/a		n/a		$9.221201
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-50.26	%***	n/a		n/a		-29.18%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		1.20%		n/a		n/a		1.25%

*	Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 29, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American	JNL/American	JNL/American	JNL/American		JNL/AQR	JNL/BlackRock		JNL/Brookfield	JNL/Capital
	Funds Global	Funds Growth	Funds	Funds	JNL/American	Managed Futures	Commodity	JNL/BlackRock	Global	Guardian Global
	Small Capitalization	Allocation	Growth-Income	International	Funds New	Strategy	Securities	Global Allocation	Infrastructure	Balanced
	Portfolio(a)	Portfolio(e)	Portfolio(a)	Portfolio(a)	World Portfolio(a)	Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(d)	Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$13,337	$4,260	$48,188	$19,107	$21,332	$1,647	$43,540	$66,293	$4,763	$20,485
Units Outstanding (in thousands)	1,313	413	4,205	1,827	1,948	167	4,294	6,292	393	1,696
Investment Income Ratio *	0.74%	0.00%	0.80%	1.19%	1.07%	0.00%	0.00%	0.00%	0.06%	2.03%

Period ended December 31, 2011

Net Assets (in thousands)	$8,653	n/a	$29,983	$11,987	$13,117	n/a	$40,160	$18,579	$350	$18,675
Units Outstanding (in thousands)	988	n/a	3,012	1,324	1,383	n/a	3,939	1,902	34	1,722
Investment Income Ratio *	0.36%	n/a	0.55%	0.75%	0.63%	n/a	0.62%	0.57%	0.00%	1.08%

Period ended December 31, 2010

Net Assets (in thousands)	$6,409	n/a	$9,854	$4,825	$5,160	n/a	$31,623	$7,298	n/a	$18,133
Units Outstanding (in thousands)	581	n/a	953	449	459	n/a	2,831	708	n/a	1,568
Investment Income Ratio *	0.00%	n/a	0.00%	0.00%	0.00%	n/a	0.32%	0.00%	n/a	1.13%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$28,331	n/a	n/a	$13,985
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	2,934	n/a	n/a	1,299
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.86%	n/a	n/a	2.46%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$17,074	n/a	n/a	$9,625
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	2,612	n/a	n/a	1,077
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.08%	n/a	n/a	1.10%

*	These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 29, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio		JNL/Eastspring Investments China-India Portfolio		JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)		JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$21.955160		$13.235343	$23.775844	$8.310648		$6.959027		$8.897691	$8.063049	$11.557034		$11.026824	$7.973159
Total Return *	13.65%		9.84%	10.55%	19.19%		20.04%		12.61%	18.53%	8.29	%***	8.81%	23.93%
Ratio of Expenses **	2.92%		3.445%	2.92%	2.77%		2.81%		2.92%	2.92%	2.46%		3.06%	2.645%

Period ended December 31, 2011

Unit Value	$19.319006		$12.050048	$21.507223	$6.972502		$5.797024		$7.901322	$6.802345	$10.050974		$10.134060	$6.433521
Total Return *	-7.25%		-4.19%	-5.11%	-23.34%		-29.88%		-4.19%	-8.78%	0.51	%***	-0.55%	-16.61	%***
Ratio of Expenses **	2.92%		3.445%	2.92%	2.77%		2.81%		2.92%	2.92%	1.82%		3.06%	2.645%

Period ended December 31, 2010

Unit Value	$20.828884		$12.577079	$22.666493	$9.095534		$8.267688		$8.247152	$7.456868	n/a		$10.190111	$7.714890
Total Return *	8.56%		8.07%	31.74%	16.14%		-1.16	%***	7.21%	3.99%	n/a		9.17%	17.40%
Ratio of Expenses **	2.92%		3.45%	2.92%	2.77%		2.81%		2.92%	2.92%	n/a		3.06%	2.645%

Period ended December 31, 2009

Unit Value	$19.186964		$11.638017	$17.205430	$7.831456		$7.278544		$7.692367	$7.171023	n/a		$9.333800	$6.571401
Total Return *	34.25%		29.30%	31.59%	15.78	%***	20.08	%***	26.39%	27.07%	n/a		28.91%	48.61%
Ratio of Expenses **	2.92%		3.45%	2.92%	2.77%		2.77%		2.92%	2.92%	n/a		3.06%	2.645%

Period ended December 31, 2008

Unit Value	$14.291823		$9.000976	$13.075035	$4.752767		$4.118907		$6.086256	$5.643363	n/a		$7.240302	$4.421985
Total Return *	-41.86	%***	-41.10%	-40.06%	-23.20	%***	-47.23	%***	-37.97%	-42.33%	n/a		-31.85%	-55.11%
Ratio of Expenses **	2.92%		3.45%	2.92%	2.67%		2.47%		2.92%	2.92%	n/a		3.06%	2.645%

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/DFA U.S. Core Equity Portfolio		JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio		JNL/Eastspring Investments China-India Portfolio		JNL/Franklin Templeton Founding Strategy Portfolio		JNL/Franklin Templeton Global Growth Portfolio		JNL/Franklin Templeton Global Multisector Bond Portfolio(a)		JNL/Franklin Templeton Income Portfolio		JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$29.737379		$19.712406		$31.984710	$9.092134		$7.629376		$9.857235		$8.932659		$11.736107		$12.482631		$8.667349
Total Return *	15.62	%***	1.42	%***	8.78%	6.96	%***	3.02	%***	14.57%		20.60%		3.09	%***	10.86%		17.64	%***
Ratio of Expenses **	1.20%		1.00%		1.10%	1.00%		1.00%		1.20%		1.20%		1.00%		1.20%		1.00%

Period ended December 31, 2011

Unit Value	$25.507270		$17.247755		$28.409569	$7.418200		$6.177716		$8.603731		$7.407117		$10.053056		$11.260011		$6.823433
Total Return *	-5.69%		-1.92%		-3.38%	-22.17%		-28.78%		-6.63	%***	-7.20	%***	0.53	%***	1.31%		-15.40%
Ratio of Expenses **	1.25%		1.10%		1.10%	1.25%		1.25%		1.20%		1.20%		1.40%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$27.046552		$17.585979		$29.402331	$9.531443		$8.674606		$8.810426		$7.966199		n/a		$11.114211		$8.065387
Total Return *	10.39%		10.63%		34.17%	17.92%		15.47%		9.02%		5.74%		n/a		11.22%		19.11%
Ratio of Expenses **	1.25%		1.10%		1.10%	1.25%		1.25%		1.25%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$24.501862		$15.895750		$21.915024	$8.082935		$7.512174		$8.081629		$7.533953		n/a		$9.992628		$6.771385
Total Return *	36.51%		32.37%		34.00%	1.99	%***	12.28	%***	28.52%		29.21%		n/a		4.97	%***	0.84	%***
Ratio of Expenses **	1.25%		1.10%		1.10%	1.25%		1.25%		1.25%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2008

Unit Value	$17.948440		$12.009007		$16.353961	$4.820984		$4.168903		$6.288338		$5.830781		n/a		$7.598687		$4.484082
Total Return *	-43.20%		-39.70%		-38.96%	-48.71	%***	-46.57	%***	-36.93%		-41.36%		n/a		-30.61%		-54.52%
Ratio of Expenses **	1.25%		1.10%		1.10%	1.35%		1.35%		1.25%		1.25%		n/a		1.25%		1.35%

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**    Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$11,953	$9,008	$46,089	$11,645	$26,375	$71,831	$15,856	$11,176	$85,711	$13,432
Units Outstanding (in thousands)	468	512	1,576	1,320	3,568	7,459	1,813	959	7,036	1,599
Investment Income Ratio *	1.19%	0.89%	0.00%	0.68%	0.78%	2.20%	1.55%	0.34%	4.68%	1.63%

Period ended December 31, 2011

Net Assets (in thousands)	$10,792	$7,533	$38,957	$7,751	$19,522	$61,514	$12,114	$-	$67,216	$8,741
Units Outstanding (in thousands)	491	482	1,490	1,060	3,207	7,295	1,665	-	6,100	1,302
Investment Income Ratio *	0.94%	0.58%	0.00%	0.46%	0.36%	1.48%	0.96%	0.00%	4.18%	1.46%

Period ended December 31, 2010

Net Assets (in thousands)	$11,063	$5,550	$29,936	$9,193	$21,618	$57,185	$9,349	n/a	$53,897	$8,311
Units Outstanding (in thousands)	482	354	1,107	975	2,520	6,588	1,188	n/a	4,941	1,044
Investment Income Ratio *	0.73%	0.32%	0.23%	0.13%	0.00%	3.14%	1.55%	n/a	4.20%	1.29%

Period ended December 31, 2009

Net Assets (in thousands)	$8,855	$4,315	$10,264	$5,941	$16,155	$41,621	$5,832	n/a	$34,693	$5,539
Units Outstanding (in thousands)	446	328	521	741	2,160	5,214	782	n/a	3,531	826
Investment Income Ratio *	1.86%	1.31%	0.00%	0.01%	0.00%	0.07%	2.26%	n/a	7.00%	2.36%

Period ended December 31, 2008

Net Assets (in thousands)	$4,641	$2,152	$4,286	$497	$1,081	$26,679	$3,094	n/a	$23,604	$709
Units Outstanding (in thousands)	347	235	299	104	259	4,280	535	n/a	3,144	159
Investment Income Ratio *	0.00%	2.51%	0.00%	1.70%	0.00%	1.39%	0.02%	n/a	0.09%	0.22%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)		JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio		JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.521104	$12.631682	$18.268639	$14.032145		$12.464803	$8.295683		$12.877546	$13.120420	$9.560387	$13.724219
Total Return *	10.78%	14.23%	4.26%	16.71%		14.45%	16.27%		24.44%	12.26%	8.07%	13.50%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2011

Unit Value	$7.691597	$11.058315	$17.522972	$12.023017		$10.891241	$7.134821		$10.348752	$11.687458	$8.846506	$12.091397
Total Return *	-3.16%	-5.52%	2.82%	-7.31%		-9.35%	-13.10%		-9.08%	-9.68%	-10.33%	-4.84%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2010

Unit Value	$7.942977	$11.704333	$17.043066	$12.970732		$12.014464	$8.210392		$11.382358	$12.940614	$9.866017	$12.706377
Total Return *	8.64%	23.18%	4.13%	-1.70	%***	20.65%	1.33	%***	13.62%	8.92%	12.80%	21.75%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2009

Unit Value	$7.311457	$9.501581	$16.366352	$11.542313		$9.958343	$7.830309		$10.018332	$11.880546	$8.746244	$10.436552
Total Return *	23.54%	29.77%	10.45%	9.49	%***	28.66%	22.16	%***	28.54%	32.86%	19.42%	30.03%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.56%		3.06%	2.56%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2008

Unit Value	$5.918448	$7.322015	$14.817905	$9.627208		$7.740295	$6.443505		$7.794000	$8.941970	$7.324091	$8.026065
Total Return *	-39.47%	-35.05%	-8.25%	1.68	%***	-38.02%	-39.20%		-37.64%	-42.72%	-40.11%	-41.86%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.32%		3.06%	2.46%		3.06%	3.06%	4.00%	3.60%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio		JNL/Franklin Templeton Small Cap Value Portfolio		JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)		JNL/ Goldman Sachs Mid Cap Value Portfolio		JNL/Goldman Sachs U.S. Equity Flex Portfolio		JNL/Invesco Global Real Estate Portfolio		JNL/Invesco International Growth Portfolio		JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.240017		$14.633484		$26.929413	$15.246170		$14.374973		$9.131280		$15.254481		$18.868951		$13.219647	$18.350522
Total Return *	12.30%		11.16	%***	6.58%	13.03	%***	16.60%		18.16%		16.75	%***	8.78	%***	11.26%	7.02	%***
Ratio of Expenses **	1.20%		1.00%		1.10%	0.85%		1.20%		1.20%		0.85%		1.00%		1.10%	1.00%

Period ended December 31, 2011

Unit Value	$8.227627		$12.358621		$25.266640	$12.665430		$12.328155		$7.727713		$11.713852		$15.926058		$11.881918	$15.356308
Total Return *	-1.84%		-9.55	%***	5.10%	-5.81%		-7.65%		-11.69%		-7.38	%***	-7.99%		-7.70%	-2.58%
Ratio of Expenses **	1.20%		1.25%		1.10%	1.20%		1.20%		1.20%		1.20%		1.20%		1.10%	1.25%

Period ended December 31, 2010

Unit Value	$8.382027		$12.792624		$24.041331	$13.446113		$13.349617		$8.751043		$12.611990		$17.309587		$12.873477	$15.763517
Total Return *	10.12%		25.14%		6.45%	3.93	%***	22.91%		7.40%		15.68%		10.97%		16.12%	24.64%
Ratio of Expenses **	1.20%		1.35%		1.10%	1.20%		1.20%		1.20%		1.25%		1.20%		1.10%	1.25%

Period ended December 31, 2009

Unit Value	$7.611388		$10.222878		$22.584355	$11.702888		$10.861081		$8.148045		$10.902034		$15.598755		$11.086130	$12.646845
Total Return *	25.23%		31.81%		12.91%	21.28%		2.03	%***	23.37%		30.89%		35.36%		22.93%	33.13%
Ratio of Expenses **	1.20%		1.35%		1.10%	1.35%		1.20%		1.20%		1.25%		1.20%		1.10%	1.25%

Period ended December 31, 2008

Unit Value	$6.077994		$7.755973		$20.002660	$9.649295		$8.241286		$6.604318		$8.329075		$11.524130		$9.018126	$9.499926
Total Return *	-34.06	%***	-34.03%		-6.21%	7.15	%***	-36.95%		-32.20	%***	-36.50%		-35.61	%***	-38.35%	-40.48%
Ratio of Expenses **	1.20%		1.35%		1.10%	1.35%		1.35%		1.20%		1.25%		1.20%		1.10%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$28,473	$22,557	$41,804	$17,700	$26,407	$6,831	$36,326	$23,664	$21,018	$15,231
Units Outstanding (in thousands)	3,145	1,615	1,701	1,197	1,891	765	2,520	1,405	1,678	887
Investment Income Ratio *	1.55%	0.27%	2.46%	0.00%	1.18%	0.39%	0.78%	1.73%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$22,395	$16,217	$30,199	$17,233	$22,894	$5,277	$19,221	$18,854	$16,200	$10,988
Units Outstanding (in thousands)	2,771	1,345	1,310	1,378	1,902	696	1,688	1,283	1,433	743
Investment Income Ratio *	2.62%	0.32%	2.07%	5.19%	0.86%	0.12%	2.67%	0.71%	0.16%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$17,073	$13,064	$23,678	$14,482	$11,928	$5,598	$16,691	$18,691	$13,781	$9,681
Units Outstanding (in thousands)	2,069	1,038	1,084	1,087	914	650	1,354	1,181	1,124	637
Investment Income Ratio *	0.03%	0.56%	2.74%	1.32%	0.64%	0.76%	5.36%	0.67%	0.30%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$10,152	$5,783	$18,061	$3,676	$5,694	$3,506	$9,829	$16,218	$9,404	$6,353
Units Outstanding (in thousands)	1,351	574	886	316	536	436	919	1,140	892	522
Investment Income Ratio *	4.44%	0.99%	4.89%	0.22%	1.33%	0.97%	3.02%	2.22%	0.31%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$5,576	$2,371	$14,518	$90	$2,680	$1,601	$4,718	$9,437	$5,553	$2,303
Units Outstanding (in thousands)	925	310	825	9	331	245	577	906	650	254
Investment Income Ratio *	0.00%	1.14%	3.90%	0.00%	0.99%	0.00%	2.10%	0.45%	0.15%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)		JNL/M&G Global Leaders Portfolio(a)		JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.314614		$9.288562	$20.131128	$13.368705	$12.416942	$14.354642	$13.050297		$11.881228		$9.054294	$14.435226
Total Return *	14.00%		12.92%	12.89%	-0.43%	18.51%	3.90%	5.27%		11.97%		13.13%	14.31%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	3.62%	2.46%		2.45%		2.47%	2.92%

Period ended December 31, 2011

Unit Value	$9.925279		$8.225484	$17.832882	$13.426724	$10.477346	$13.815382	$12.396903		$10.610784		$8.003769	$12.628671
Total Return *	-10.05%		-16.00%	-8.60%	5.54%	-20.22%	-9.01%	-14.03%		-13.80%		-4.47%	5.75%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	3.62%	2.46%		2.45%		2.47%	2.92%

Period ended December 31, 2010

Unit Value	$11.034330		$9.791874	$19.509756	$12.722158	$13.133006	$15.183516	$14.419391		$12.310144		$8.378355	$11.942160
Total Return *	5.25	%***	3.71%	21.98%	3.13%	18.23%	18.69%	20.95	%***	10.48%		13.59%	19.32%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	3.62%	2.46%		2.45%		2.47%	2.92%

Period ended December 31, 2009

Unit Value	$10.346684		$9.442039	$15.994559	$12.335502	$11.107627	$12.792119	$12.027677		$11.142480		$7.375850	$10.008869
Total Return *	-0.34	%***	25.48%	38.84%	-0.37%	66.56%	34.69%	2.20	%***	52.64	%***	21.55%	48.54%
Ratio of Expenses **	2.37%		3.67%	2.92%	4.00%	3.06%	3.62%	2.32%		2.45%		2.47%	2.92%

Period ended December 31, 2008

Unit Value	n/a		$7.524892	$11.519886	$12.381527	$6.668671	$9.497574	$8.387379		$8.317768		$6.068298	$6.738050
Total Return *	n/a		-46.49%	-46.04%	2.36%	-51.55%	-41.13%	3.40	%***	12.15	%***	-37.80%	-37.09%
Ratio of Expenses **	n/a		3.67%	2.92%	4.00%	3.06%	3.62%	1.65%		2.00%		2.47%	2.92%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio		JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio		JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)		JNL/M&G Global Leaders Portfolio(a)		JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$12.001718		$13.600982	$28.245166		$21.902507	$14.245087		$20.863336	$13.765150		$12.500932		$9.702499	$18.209120
Total Return *	2.38	%***	15.87%	2.12	%***	2.40%	6.77	%***	6.56%	3.05	%***	13.33%		14.52%	15.04	%***
Ratio of Expenses **	1.00%		1.10%	1.00%		1.20%	1.00%		1.10%	1.20%		1.25%		1.25%	1.20%

Period ended December 31, 2011

Unit Value	$10.292229		$11.737899	$23.739928		$21.388486	$11.641544		$19.578498	$12.850625		$11.030677		$8.472480	$15.560870
Total Return *	-8.59	%***	-13.82%	-7.01	%***	8.53%	-18.73%		-6.69%	-13.07%		-2.30	%***	-3.31%	7.52%
Ratio of Expenses **	1.20%		1.10%	1.20%		1.20%	1.20%		1.10%	1.35%		1.25%		1.25%	1.25%

Period ended December 31, 2010

Unit Value	$11.238795		$13.619569	$25.333583		$19.708034	$14.324101		$20.983331	$14.782825		$12.613218		$8.762104	$14.471906
Total Return *	8.34%		6.41%	24.04%		6.06%	20.45%		21.72%	21.43%		11.70%		14.99%	21.33%
Ratio of Expenses **	1.35%		1.10%	1.25%		1.20%	1.20%		1.10%	1.35%		1.35%		1.25%	1.25%

Period ended December 31, 2009

Unit Value	$10.373870		$12.799740	$20.424376		$18.581407	$11.891765		$17.238509	$12.173516		$11.291894		$7.620194	$11.928181
Total Return *	4.38	%***	28.74%	41.18%		2.46%	2.85	%***	38.13%	45.03%		35.55%		23.04%	51.04%
Ratio of Expenses **	1.35%		1.10%	1.25%		1.20%	1.20%		1.10%	1.35%		1.35%		1.25%	1.25%

Period ended December 31, 2008

Unit Value	n/a		$9.942002	$14.466516		$18.135712	$6.998757		$12.480293	$8.393798		$8.330475		$6.193316	$7.897156
Total Return *	n/a		-45.10%	-45.13%		5.26%	-50.67%		-39.63%	11.48	%***	12.21	%***	-37.04%	-36.03%
Ratio of Expenses **	n/a		1.10%	1.25%		1.20%	1.25%		1.10%	1.35%		1.35%		1.25%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$81,633	$21,942	$17,299	$41,937	$45,233	$15,967	$3,676	$2,504	$34,975	$32,852
Units Outstanding (in thousands)	6,936	1,733	731	2,069	3,301	831	271	204	3,665	1,913
Investment Income Ratio *	0.11%	4.83%	0.00%	2.28%	2.02%	0.27%	1.19%	1.13%	2.36%	2.37%

Period ended December 31, 2011

Net Assets (in thousands)	$53,309	$17,379	$19,639	$35,432	$41,161	$14,088	$2,556	$1,890	$31,010	$22,351
Units Outstanding (in thousands)	5,225	1,586	945	1,791	3,618	782	200	173	3,710	1,520
Investment Income Ratio *	0.16%	2.80%	0.00%	2.62%	1.04%	0.68%	0.22%	0.81%	1.48%	2.58%

Period ended December 31, 2010

Net Assets (in thousands)	$30,214	$18,237	$19,305	$24,533	$56,931	$13,800	$1,664	$1,297	$28,351	$26,660
Units Outstanding (in thousands)	2,696	1,432	884	1,349	4,060	716	113	103	3,273	1,941
Investment Income Ratio *	0.01%	2.40%	0.00%	3.28%	0.55%	0.53%	0.75%	0.48%	2.05%	3.13%

Period ended December 31, 2009

Net Assets (in thousands)	$4,687	$19,101	$15,041	$17,065	$30,651	$10,301	$616	$465	$21,284	$9,395
Units Outstanding (in thousands)	452	1,587	882	1,008	2,620	654	51	41	2,818	838
Investment Income Ratio *	0.00%	4.38%	0.00%	2.66%	2.46%	0.83%	0.61%	1.25%	4.74%	3.81%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$14,626	$3,832	$14,559	$7,602	$7,070	$22	$38	$11,357	$11,781
Units Outstanding (in thousands)	n/a	1,560	397	896	1,100	619	3	5	1,845	1,607
Investment Income Ratio *	n/a	2.14%	0.00%	2.39%	0.68%	1.32%	0.00%	0.18%	1.06%	4.52%

*
 These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(d)		JNL/MCM Emerging Markets Index Portfolio(c)		JNL/MCM European 30 Portfolio(a)		JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(b)		JNL/MCM Healthcare Sector Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.037020	$5.059207	$10.936346	$7.085946	$10.046457		$10.327566		$11.268651		$6.565716	$9.801287		$11.173519
Total Return *	-0.28%	16.70%	19.10%	8.27%	-0.09	%***	11.21	%***	6.00%		22.26%	-4.15%		14.33%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	2.56%		2.46%		2.46%		3.10%	2.32%		3.62%

Period ended December 31, 2011

Unit Value	$11.068043	$4.335113	$9.182378	$6.544599	n/a		$9.041881		$10.631165		$5.370175	$10.225383		$9.773195
Total Return *	3.15%	-6.10%	2.78%	2.74%	n/a		-0.09	%***	-9.60%		-15.54%	0.52%		6.95%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		1.82%		2.46%		3.10%	2.32%		3.62%

Period ended December 31, 2010

Unit Value	$10.730476	$4.616627	$8.933898	$6.370230	n/a		n/a		$11.760139		$6.358391	$10.172833		$9.138311
Total Return *	1.91%	18.84%	18.42%	8.82%	n/a		n/a		-0.35%		10.02%	3.21	%***	0.18%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		n/a		2.46%		3.10%	2.32%		3.62%

Period ended December 31, 2009

Unit Value	$10.529872	$3.884787	$7.544110	$5.853775	n/a		n/a		$11.801059		$5.779211	$9.824164		$9.121715
Total Return *	1.78%	21.81%	28.44%	16.79%	n/a		n/a		37.60%		15.00%	-2.35	%***	16.67%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		n/a		2.46%		3.10%	2.21%		3.62%

Period ended December 31, 2008

Unit Value	$10.345302	$3.189306	$5.873650	$5.012113	n/a		n/a		$8.576221		$5.025586	n/a		$7.818485
Total Return *	-0.19%	-41.46%	-33.72%	-50.82%	n/a		n/a		16.18	%***	-52.15%	n/a		-25.93%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		n/a		2.46%		3.10%	n/a		3.62%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio		JNL/MCM Communications Sector Portfolio		JNL/MCM Consumer Brands Sector Portfolio		JNL/MCM Dow Dividend Portfolio		JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(d)		JNL/MCM Emerging Markets Index Portfolio(c)		JNL/MCM European 30 Portfolio(a)		JNL/MCM Financial Sector Portfolio		JNL/MCM Global Alpha Portfolio(b)		JNL/MCM Healthcare Sector Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$15.031760		$6.681594		$15.518465		$7.985981		$10.128567		$10.531884		$11.860954		$8.482107		$10.282229		$15.909183
Total Return *	-0.04	%***	-0.81	%***	0.76	%***	10.16%		6.40	%***	0.73	%***	7.29%		24.61%		-0.24	%***	-1.98	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.20%		1.35%		1.00%		1.25%		1.20%		0.85%		1.00%

Period ended December 31, 2011

Unit Value	$14.509875		$5.437031		$12.304904		$7.249745		n/a		$9.038785		$11.055224		$6.806673		$10.451281		$13.145097
Total Return *	5.98%		-4.39%		5.21%		1.46	%***	n/a		-0.03	%***	-8.50%		-13.93%		1.51%		9.50%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.20%		n/a		1.35%		1.25%		1.20%		1.35%		1.25%

Period ended December 31, 2010

Unit Value	$13.690850		$5.686513		$11.695318		$6.919764		n/a		n/a		$12.082548		$7.907944		$10.296112		$12.004152
Total Return *	4.72%		21.01%		21.23%		10.66%		n/a		n/a		0.87%		12.13%		4.57%		2.59%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.25%		n/a		n/a		1.25%		1.20%		1.35%		1.25%

Period ended December 31, 2009

Unit Value	$13.074377		$4.699190		$9.647037		$6.253416		n/a		n/a		$11.978916		$7.052330		$9.845736		$11.701635
Total Return *	4.59%		24.03%		31.49%		18.76%		n/a		n/a		14.71	%***	17.20%		-0.82	%***	19.47%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.25%		n/a		n/a		1.25%		1.20%		1.35%		1.25%

Period ended December 31, 2008

Unit Value	$12.500500		$3.788673		$7.336631		$5.265477		n/a		n/a		$8.598569		$6.017266		n/a		$9.794926
Total Return *	2.56%		-40.39%		-32.14%		-49.99%		n/a		n/a		9.77	%***	-45.11	%***	n/a		-24.16%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.25%		n/a		n/a		1.35%		1.20%		n/a		1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(d)	JNL/MCM Emerging Markets Index Portfolio(c)	JNL/MCM European 30 Portfolio(a)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(b)	JNL/MCM Healthcare Sector Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$32,939	$10,005	$12,972	$29,352	$433	$8,491	$1,887	$19,350	$2,444	$27,339
Units Outstanding (in thousands)	2,345	1,611	906	3,783	43	812	161	2,433	242	1,865
Investment Income Ratio *	2.34%	3.49%	0.57%	3.04%	0.00%	0.04%	3.62%	1.05%	0.00%	0.88%

Period ended December 31, 2011

Net Assets (in thousands)	$28,141	$6,054	$5,465	$21,637	n/a	$113	$1,492	$9,654	$2,092	$18,150
Units Outstanding (in thousands)	2,044	1,182	463	3,067	n/a	13	137	1,509	201	1,449
Investment Income Ratio *	3.03%	3.27%	0.56%	3.16%	n/a	0.00%	2.08%	0.69%	0.95%	0.94%

Period ended December 31, 2010

Net Assets (in thousands)	$22,461	$4,063	$3,220	$17,318	n/a	n/a	$1,306	$9,304	$917	$11,108
Units Outstanding (in thousands)	1,725	746	287	2,558	n/a	n/a	109	1,247	89	971
Investment Income Ratio *	2.69%	3.28%	0.49%	3.09%	n/a	n/a	0.07%	1.31%	0.00%	1.16%

Period ended December 31, 2009

Net Assets (in thousands)	$18,998	$1,568	$1,673	$13,360	n/a	n/a	$930	$6,988	$114	$8,822
Units Outstanding (in thousands)	1,527	346	182	2,177	n/a	n/a	78	1,049	12	793
Investment Income Ratio *	2.67%	4.72%	0.66%	7.65%	n/a	n/a	6.05%	1.90%	0.00%	1.48%

Period ended December 31, 2008

Net Assets (in thousands)	$19,683	$1,047	$1,088	$9,598	n/a	n/a	$23	$3,204	n/a	$8,686
Units Outstanding (in thousands)	1,652	285	155	1,851	n/a	n/a	3	566	n/a	937
Investment Income Ratio *	4.16%	3.49%	0.37%	0.39%	n/a	n/a	0.59%	1.69%	n/a	1.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Index 5 Portfolio		JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)		JNL/MCM S&P 24 Portfolio		JNL/MCM S&P 400 MidCap Index Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.732936		$11.954577	$10.687935	$8.793140	$11.932755	$6.443828	$24.570833	$13.152889		$10.092357		$14.480131
Total Return *	10.92%		13.58%	14.13%	10.98%	16.32%	8.80%	0.58%	8.96%		8.55%		12.84%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%

Period ended December 31, 2011

Unit Value	$8.774960		$10.525030	$9.364430	$7.923453	$10.258367	$5.922364	$24.429425	$12.071817		$9.297026		$12.832940
Total Return *	-4.68	%***	-15.54%	-5.30%	-12.46%	-0.84%	-25.82%	-0.44%	-4.55%		2.13	%***	-5.80%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%

Period ended December 31, 2010

Unit Value	$9.205757		$12.461897	$9.888075	$9.050921	$10.345784	$7.983385	$24.537470	$12.646784		$9.103383		$13.623110
Total Return *	12.70%		2.81%	13.24%	10.36%	13.94%	-0.37%	14.82%	2.81	%***	13.46%		21.12%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%

Period ended December 31, 2009

Unit Value	$8.168040		$12.121486	$8.732037	$8.200923	$9.079936	$8.013086	$21.371032	$11.581197		$8.023137		$11.247860
Total Return *	21.83%		24.44%	20.03%	33.72%	30.38%	32.54%	15.76%	-1.43	%***	15.68%		32.86%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.32%		2.695%		3.82%

Period ended December 31, 2008

Unit Value	$6.704217		$9.741185	$7.274603	$6.132935	$6.964356	$6.045943	$18.461967	$9.557205		$6.935855		$8.465989
Total Return *	-31.73%		-45.06%	-44.44%	-47.65%	-43.14%	-47.32%	-40.10%	15.95	%***	-26.69	%***	-39.92%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	1.90%		2.695%		3.82%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio		JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio		JNL/MCM Nasdaq 25 Portfolio		JNL/MCM NYSE International 25 Portfolio		JNL/MCM Oil & Gas Sector Portfolio		JNL/MCM Pacific Rim 30 Portfolio(a)		JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.504460	$16.283294		$12.770439	$9.881606		$13.863086		$6.961858		$35.236162		$14.176473		$11.040021	$19.723854
Total Return *	12.42%	2.01	%***	16.63%	12.94%		-1.45	%***	10.33%		-3.63	%***	0.31	%***	10.03%	3.32	%***
Ratio of Expenses **	1.35%	1.00%		1.20%	1.20%		1.00%		1.25%		1.00%		1.00%		1.35%	1.00%

Period ended December 31, 2011

Unit Value	$9.343671	$13.662299		$10.949320	$8.749376		$11.534623		$6.309939		$33.267572		$12.679823		$10.033768	$16.658478
Total Return *	-3.39%	-13.31%		-3.23%	-10.92%		0.77%		-24.80%		2.04%		-3.09%		3.51%	-3.31%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.25%		1.20%		1.25%		1.35%	1.20%

Period ended December 31, 2010

Unit Value	$9.671778	$15.759270		$11.315208	$9.821450		$11.446489		$8.391196		$32.601597		$13.084010		$9.693872	$17.228089
Total Return *	14.23%	5.54%		15.71%	12.31%		15.80%		0.99%		17.69%		11.49%		15.00%	24.33%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.25%		1.20%		1.25%		1.35%	1.20%

Period ended December 31, 2009

Unit Value	$8.466867	$14.932353		$9.778792	$8.744697		$9.884589		$8.309309		$27.701731		$11.735522		$8.429408	$13.856434
Total Return *	23.48%	27.74%		22.66%	36.08%		32.51%		-9.47	%***	18.65%		6.47	%***	17.24%	36.39%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.25%		1.20%		1.25%		1.35%	1.20%

Period ended December 31, 2008

Unit Value	$6.856637	$11.689743		$7.972541	$6.426124		$7.459688		$6.174597		$23.347075		$9.563759		$7.189709	$10.159610
Total Return *	-30.81%	-43.60%		-43.22%	-39.81	%***	-33.11	%***	-46.66%		-38.60%		7.51	%***	-33.63%	-38.33%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.35%		1.20%		1.60%		1.35%	1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$50,449	$36,273	$229,094	$31,818	$14,651	$5,791	$46,921	$4,074	$2,337	$40,766
Units Outstanding (in thousands)	4,879	2,387	18,622	3,322	1,112	854	1,450	294	215	2,206
Investment Income Ratio *	1.50%	2.69%	2.89%	2.82%	0.27%	3.86%	1.13%	1.92%	0.48%	1.00%

Period ended December 31, 2011

Net Assets (in thousands)	$42,884	$31,357	$224,788	$30,661	$6,906	$5,244	$40,885	$3,212	$2,306	$35,429
Units Outstanding (in thousands)	4,652	2,402	21,250	3,601	620	850	1,302	256	233	2,218
Investment Income Ratio *	1.11%	2.64%	3.20%	1.89%	0.53%	2.39%	0.77%	1.44%	0.52%	0.63%

Period ended December 31, 2010

Net Assets (in thousands)	$29,867	$34,076	$255,347	$33,786	$5,545	$6,020	$30,493	$3,376	$1,552	$35,871
Units Outstanding (in thousands)	3,123	2,261	23,279	3,516	501	730	994	260	163	2,175
Investment Income Ratio *	1.02%	1.93%	2.06%	2.13%	0.21%	2.23%	1.09%	0.00%	0.34%	0.70%

Period ended December 31, 2009

Net Assets (in thousands)	$23,007	$32,115	$249,705	$26,986	$4,233	$5,157	$20,183	$850	$977	$24,246
Units Outstanding (in thousands)	2,742	2,238	26,219	3,139	441	629	772	73	118	1,820
Investment Income Ratio *	1.37%	2.70%	3.68%	2.95%	0.00%	5.16%	1.05%	3.01%	0.09%	1.18%

Period ended December 31, 2008

Net Assets (in thousands)	$4,148	$22,887	$219,942	$16,995	$2,841	$3,077	$13,205	$26	$6,139	$19,157
Units Outstanding (in thousands)	608	2,030	28,207	2,678	391	501	599	3	875	1,964
Investment Income Ratio *	1.32%	1.79%	2.19%	0.01%	0.03%	0.01%	0.58%	0.00%	0.00%	1.09%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)		JNL/Neuberger Berman Strategic Income Portfolio(a)		JNL/ Oppenheimer Global Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.557977	$10.898391	$11.518951	$12.577766	$6.033679	$8.825143	$10.408229	$9.430240		$10.378186		$12.087946
Total Return *	11.04%	10.70%	12.06%	11.53%	7.83%	5.55%	8.75%	3.41	%***	4.46	%***	16.62%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	2.45%		2.31%		3.30%

Period ended December 31, 2011

Unit Value	$8.607958	$9.845349	$10.279034	$11.277101	$5.595727	$8.361326	$9.570563	n/a		n/a		$10.365544
Total Return *	-2.32%	-10.26%	-1.98%	-7.92%	-3.36%	-25.52%	-6.56%	n/a		n/a		-11.19%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

Period ended December 31, 2010

Unit Value	$8.812777	$10.970531	$10.486936	$12.246469	$5.790370	$11.226452	$10.242365	n/a		n/a		$11.671742
Total Return *	10.15%	17.43%	11.43%	21.59%	8.69%	18.41%	11.84%	n/a		n/a		11.63%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

Period ended December 31, 2009

Unit Value	$8.000841	$9.342505	$9.411601	$10.072059	$5.327626	$9.481303	$9.158067	n/a		n/a		$10.455341
Total Return *	21.25%	57.13%	1.43%	22.60%	58.82%	10.89%	20.21%	n/a		n/a		34.90%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

Period ended December 31, 2008

Unit Value	$6.598750	$5.945811	$9.279117	$8.215282	$3.354513	$8.549882	$7.618122	n/a		n/a		$7.750635
Total Return *	-39.98%	-32.15%	-42.04%	-37.37%	-45.15%	-49.18%	-44.51%	n/a		n/a		-42.78%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 500 Index Portfolio		JNL/MCM S&P SMid 60 Portfolio		JNL/MCM Select Small-Cap Portfolio		JNL/MCM Small Cap Index Portfolio		JNL/MCM Technology Sector Portfolio		JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)		JNL/Neuberger Berman Strategic Income Portfolio(a)		JNL/ Oppenheimer Global Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$13.018981		$12.068857		$15.419966		$17.132383		$8.007603		$10.544705	$12.082783	$9.500450		$10.445070		$15.626425
Total Return *	-1.54	%***	3.64	%***	14.52%		1.32	%***	-5.30	%***	7.86%	10.74%	3.94	%***	0.81	%***	19.22%
Ratio of Expenses **	1.00%		1.00%		1.20%		1.00%		1.00%		1.20%	1.25%	1.35%		1.35%		1.10%

Period ended December 31, 2011

Unit Value	$11.285867		$10.583722		$13.465318		$14.638349		$7.052998		$9.776439	$10.910497	n/a		n/a		$13.107449
Total Return *	0.36%		-8.86%		0.15%		-5.48%		-1.56%		-23.90%	-4.86%	n/a		n/a		-9.22%
Ratio of Expenses **	1.10%		1.25%		1.20%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

Period ended December 31, 2010

Unit Value	$11.245180		$11.612498		$13.444909		$15.486630		$7.164897		$12.846735	$11.467586	n/a		n/a		$14.438869
Total Return *	13.19%		19.26%		13.86%		24.82%		10.71%		20.99%	13.88%	n/a		n/a		14.12%
Ratio of Expenses **	1.10%		1.25%		1.20%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

Period ended December 31, 2009

Unit Value	$9.935174		$9.737114		$11.808406		$12.407508		$6.471498		$10.617842	$10.069636	n/a		n/a		$12.652627
Total Return *	24.59%		21.01	%***	4.40	%***	25.86%		61.78%		13.32%	22.41%	n/a		n/a		37.90%
Ratio of Expenses **	1.10%		1.25%		1.20%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

Period ended December 31, 2008

Unit Value	$7.974214		$6.091650		$11.339771		$9.858535		$4.000061		$9.370137	$8.226249	n/a		n/a		$9.175389
Total Return *	-38.32%		-31.15%		-40.80%		-35.71%		-44.12%		-48.07%	-43.50%	n/a		n/a		-41.51%
Ratio of Expenses **	1.10%		1.35%		1.25%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)	JNL/Neuberger Berman Strategic Income Portfolio(a)	JNL/ Oppenheimer Global Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$123,527	$6,871	$8,647	$34,922	$32,856	$23,652	$12,771	$702	$3,680	$32,152
Units Outstanding (in thousands)	10,096	590	591	2,178	4,470	2,333	1,095	74	353	2,182
Investment Income Ratio *	1.66%	0.67%	0.16%	1.66%	0.28%	0.06%	2.13%	0.76%	0.00%	1.06%

Period ended December 31, 2011

Net Assets (in thousands)	$95,155	$11,333	$7,412	$29,344	$20,787	$29,159	$11,393	n/a	n/a	$25,541
Units Outstanding (in thousands)	8,847	1,090	583	2,094	3,099	3,089	1,080	n/a	n/a	2,059
Investment Income Ratio *	2.17%	0.75%	1.09%	0.78%	0.18%	0.00%	1.36%	n/a	n/a	0.64%

Period ended December 31, 2010

Net Assets (in thousands)	$65,928	$11,167	$8,068	$31,066	$19,317	$31,854	$11,905	n/a	n/a	$21,462
Units Outstanding (in thousands)	6,112	977	639	2,092	2,843	2,564	1,069	n/a	n/a	1,570
Investment Income Ratio *	1.42%	0.09%	0.52%	0.65%	0.14%	0.59%	2.35%	n/a	n/a	0.84%

Period ended December 31, 2009

Net Assets (in thousands)	$45,164	$9,384	$6,319	$25,412	$20,520	$29,692	$11,754	n/a	n/a	$15,773
Units Outstanding (in thousands)	4,736	976	572	2,128	3,339	2,880	1,196	n/a	n/a	1,314
Investment Income Ratio *	1.67%	1.10%	1.07%	0.82%	0.12%	0.13%	1.81%	n/a	n/a	1.61%

Period ended December 31, 2008

Net Assets (in thousands)	$25,662	$4,163	$4,986	$18,450	$2,878	$33,476	$10,219	n/a	n/a	$9,571
Units Outstanding (in thousands)	3,354	689	473	1,941	758	3,670	1,268	n/a	n/a	1,098
Investment Income Ratio *	1.57%	0.03%	0.29%	1.38%	0.02%	0.32%	1.51%	n/a	n/a	1.38%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Real Return Portfolio		JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(a)		JNL/ PPM America Small Cap Value Portfolio(a)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)		JNL/S&P 4 Portfolio		JNL/S&P Competitive Advantage Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$13.725632		$13.745677	$10.264129		$14.539145	$10.287545		$10.532033		$13.171132	$10.076497		$11.610352		$12.843302
Total Return *	5.30%		3.84%	2.69	%***	13.22%	13.24%		16.65%		11.54%	26.89%		12.84%		13.60%
Ratio of Expenses **	2.92%		4.00%	2.81%		3.06%	2.77%		2.56%		3.62%	2.62%		2.95%		2.62%

Period ended December 31, 2011

Unit Value	$13.034508		$13.237441	$9.813265		$12.840972	$9.084554		$9.028677		$11.808634	$7.941350		$10.288829		$11.305556
Total Return *	8.51%		0.73%	3.29	%***	1.52%	-9.93%		-10.34%		-8.62%	-20.08%		2.80%		7.68%
Ratio of Expenses **	2.92%		4.00%	2.595%		3.06%	2.77%		2.56%		3.62%	2.62%		2.95%		2.62%

Period ended December 31, 2010

Unit Value	$12.012545		$13.141741	n/a		$12.648094	$10.086549		$10.070203		$12.922995	$9.937014		$10.008757		$10.499543
Total Return *	4.62%		3.35%	n/a		12.15%	14.61	%***	24.48%		13.28%	23.05	%***	10.49	%***	9.71%
Ratio of Expenses **	2.92%		4.00%	n/a		3.06%	2.77%		2.56%		3.62%	2.62%		2.95%		2.62%

Period ended December 31, 2009

Unit Value	$11.481733		$12.715484	n/a		$11.278177	$8.032651		$8.089606		$11.407772	$8.083713		$9.084017		$9.570035
Total Return *	13.87%		10.93%	n/a		41.89%	43.66%		30.59%		39.44%	27.38	%***	37.90%		19.06	%***
Ratio of Expenses **	2.92%		4.00%	n/a		3.06%	2.56%		2.56%		3.62%	2.56%		2.82%		2.62%

Period ended December 31, 2008

Unit Value	$10.083121		$11.462899	n/a		$7.948482	$5.591445		$6.194830		$8.181282	$5.911761		$6.587250		$6.824072
Total Return *	-8.65	%***	-3.54%	n/a		-32.84%	-47.33	%***	-41.04	%***	-49.09%	-20.15	%***	-28.12	%***	-29.32	%***
Ratio of Expenses **	2.92%		4.00%	n/a		3.06%	2.56%		2.56%		3.62%	2.32%		2.82%		2.46%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Real Return Portfolio		JNL/PIMCO Total Return Bond Portfolio		JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio		JNL/ PPM America Mid Cap Value Portfolio(a)		JNL/ PPM America Small Cap Value Portfolio(a)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)		JNL/S&P 4 Portfolio		JNL/S&P Competitive Advantage Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$15.388594		$21.452391		$10.642622		$19.736528		$11.190626		$11.234940		$20.023195	$10.861067		$12.819083		$13.769500
Total Return *	6.33	%***	0.53	%***	1.40	%***	10.16	%***	6.15	%***	18.25	%***	14.22%	20.39	%***	-0.52	%***	15.17%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.20%		1.25%	0.85%		1.00%		1.25%

Period ended December 31, 2011

Unit Value	$14.193702		$19.772736		$9.950207		$16.850240		$9.581893		$9.483068		$17.530227	$8.301161		$11.049760		$11.955476
Total Return *	10.38%		3.68%		-0.95	%***	3.53%		-8.65%		-9.16	%***	-6.44%	-23.94	%***	4.61%		9.16%
Ratio of Expenses **	1.20%		1.10%		1.20%		1.10%		1.35%		1.25%		1.25%	1.25%		1.20%		1.25%

Period ended December 31, 2010

Unit Value	$12.858377		$19.070164		n/a		$16.275861		$10.489142		$10.411098		$18.736365	$10.223513		$10.562974		$10.952490
Total Return *	6.44%		6.39%		n/a		14.37%		27.84%		26.00%		16.00%	24.62%		12.44%		11.23%
Ratio of Expenses **	1.20%		1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.20%		1.25%

Period ended December 31, 2009

Unit Value	$12.080609		$17.924159		n/a		$14.231312		$8.204833		$8.262864		$16.152117	$8.203565		$9.394582		$9.846991
Total Return *	-1.16	%***	14.19%		n/a		44.70%		45.41%		32.18%		42.78%	38.45%		-1.36	%***	42.43%
Ratio of Expenses **	1.20%		1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.20%		1.25%

Period ended December 31, 2008

Unit Value	$10.418261		$15.696593		n/a		$9.834823		$5.642615		$6.251399		$11.312423	$5.925490		$6.699490		$6.913687
Total Return *	-4.93%		-0.70%		n/a		-31.51%		-47.13	%***	-40.54	%***	-47.87%	-24.16	%***	-30.46	%***	-30.28%
Ratio of Expenses **	1.25%		1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.25%		1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(a)	JNL/ PPM America Small Cap Value Portfolio(a)	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$111,530	$259,261	$14,170	$71,646	$5,314	$4,598	$5,003	$12,552	$67,214	$14,021
Units Outstanding (in thousands)	7,508	13,242	1,348	4,004	488	415	320	1,191	5,399	1,035
Investment Income Ratio *	2.07%	2.12%	3.29%	5.98%	0.36%	1.08%	1.38%	0.00%	1.88%	0.69%

Period ended December 31, 2011

Net Assets (in thousands)	$76,215	$191,091	$5,808	$49,959	$3,700	$3,097	$4,165	$9,423	$53,136	$3,763
Units Outstanding (in thousands)	5,478	10,425	586	3,231	390	330	320	1,150	4,885	318
Investment Income Ratio *	0.99%	3.19%	0.00%	7.50%	0.13%	0.23%	1.12%	9.14%	4.77%	0.59%

Period ended December 31, 2010

Net Assets (in thousands)	$45,868	$155,396	n/a	$38,138	$2,879	$2,589	$5,414	$5,977	$46,655	$5,117
Units Outstanding (in thousands)	3,628	8,812	n/a	2,558	276	250	395	588	4,471	474
Investment Income Ratio *	1.65%	2.46%	n/a	7.46%	0.00%	0.22%	1.56%	0.29%	0.00%	0.58%

Period ended December 31, 2009

Net Assets (in thousands)	$27,003	$95,964	n/a	$28,838	$770	$780	$3,170	$1,654	$35,257	$11,377
Units Outstanding (in thousands)	2,267	5,847	n/a	2,221	94	95	299	202	3,785	1,169
Investment Income Ratio *	3.10%	3.55%	n/a	8.43%	0.79%	0.74%	5.57%	5.56%	1.29%	0.02%

Period ended December 31, 2008

Net Assets (in thousands)	$15,786	$39,877	n/a	$11,560	$188	$166	$2,063	$238	$9,167	$2,164
Units Outstanding (in thousands)	1,530	2,782	n/a	1,306	33	27	305	40	1,374	315
Investment Income Ratio *	1.75%	4.39%	n/a	8.74%	0.98%	0.49%	2.45%	0.99%	0.01%	1.26%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Dividend Income & Growth Portfolio		JNL/S&P Intrinsic Value Portfolio		JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.741770		$12.146108		$11.772322	$11.550775	$11.825962	$11.895904	$11.988953	$10.185716		$21.770550	$33.706054
Total Return *	9.89%		11.12%		11.88%	5.63%	11.17%	7.57%	9.68%	18.45%		14.16%	9.12%
Ratio of Expenses **	2.61%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		4.00%	4.00%

Period ended December 31, 2011

Unit Value	$10.684731		$10.930285		$10.522116	$10.934617	$10.637647	$11.058493	$10.930358	$8.599454		$19.069527	$30.888728
Total Return *	1.23	%***	3.74%		-8.03%	0.16%	-6.62%	-2.19%	-4.77%	-8.01%		-5.04%	-5.31%
Ratio of Expenses **	2.61%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		4.00%	4.00%

Period ended December 31, 2010

Unit Value	$9.769767		$10.535984		$11.441106	$10.916993	$11.391867	$11.306591	$11.477855	$9.348699		$20.082226	$32.621795
Total Return *	13.82	%***	11.41%		13.09%	5.57%	11.93%	7.95%	9.16%	3.18	%***	12.18%	22.85%
Ratio of Expenses **	2.56%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		4.00%	4.00%

Period ended December 31, 2009

Unit Value	$8.495170		$9.457344		$10.116666	$10.340832	$10.177303	$10.474041	$10.514921	$8.799258		$17.901009	$26.554492
Total Return *	20.47%		52.93%		26.58%	10.26%	23.45%	15.05%	19.07%	39.41%		37.87%	41.08%
Ratio of Expenses **	2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		4.00%	4.00%

Period ended December 31, 2008

Unit Value	$7.051872		$6.183952		$7.992469	$9.378612	$8.244253	$9.103785	$8.831129	$6.311926		$12.984192	$18.822510
Total Return *	-26.05	%***	-27.31	%***	-41.23%	-16.23%	-37.69%	-23.61%	-30.08%	-34.62	%***	-45.09%	-42.97%
Ratio of Expenses **	2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		4.00%	4.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Dividend Income & Growth Portfolio		JNL/S&P Intrinsic Value Portfolio		JNL/ S&P Managed Aggressive Growth Portfolio		JNL/ S&P Managed Conservative Portfolio		JNL/ S&P Managed Growth Portfolio		JNL/ S&P Managed Moderate Portfolio		JNL/ S&P Managed Moderate Growth Portfolio		JNL/S&P Total Yield Portfolio		JNL/T. Rowe Price Established Growth Portfolio		JNL/T. Rowe Price Mid-Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$12.613424		$13.040569		$16.448262		$13.309324		$17.017523		$13.866156		$17.123982		$11.053407		$36.952947		$56.214659
Total Return *	11.46%		12.69%		14.46%		7.47%		13.96%		9.60	%***	12.38%		1.63	%***	10.06	%***	12.34%
Ratio of Expenses **	1.20%		1.25%		1.20%		1.20%		1.20%		1.20%		1.20%		1.20%		1.00%		1.10%

Period ended December 31, 2011

Unit Value	$11.316966		$11.572214		$14.370593		$12.383906		$14.933032		$12.606526		$15.237672		$9.164285		$30.892401		$50.039375
Total Return *	11.09	%***	-8.15	%***	-5.93	%***	1.89%		-4.29%		-0.41%		-2.44	%***	-6.57%		-2.26%		-2.53%
Ratio of Expenses **	1.20%		1.25%		1.20%		1.20%		1.20%		1.25%		1.20%		1.25%		1.10%		1.10%

Period ended December 31, 2010

Unit Value	$10.141014		$10.967120		$15.182008		$12.153673		$15.602672		$12.658765		$15.521078		$9.808930		$31.605518		$51.340354
Total Return *	16.66%		12.86%		15.63%		7.40%		14.73%		9.92%		11.78%		8.71%		15.49%		26.46%
Ratio of Expenses **	1.35%		1.35%		1.25%		1.20%		1.20%		1.25%		1.25%		1.25%		1.10%		1.10%

Period ended December 31, 2009

Unit Value	$8.693155		$9.717690		$13.129751		$11.315908		$13.599063		$11.516303		$13.885882		$9.022914		$27.367367		$40.596956
Total Return *	21.81%		54.93%		29.42%		15.33	%***	1.53	%***	17.15%		21.92%		41.11%		41.92%		45.23%
Ratio of Expenses **	1.35%		1.35%		1.25%		1.20%		1.20%		1.25%		1.25%		1.25%		1.10%		1.10%

Period ended December 31, 2008

Unit Value	$7.136553		$6.272336		$10.145138		$10.066931		$10.690473		$9.830150		$11.389116		$6.394459		$19.283022		$27.953583
Total Return *	-26.92%		-35.26	%***	-39.91%		-14.82%		-36.16%		-22.22%		-28.40%		-32.77	%***	-43.47%		-41.30%
Ratio of Expenses **	1.35%		1.35%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.10%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$55,100	$13,731	$77,048	$146,424	$221,040	$236,192	$325,921	$5,496	$101,080	$95,965
Units Outstanding (in thousands)	4,453	1,071	5,056	11,378	13,768	17,574	20,148	506	3,156	1,902
Investment Income Ratio *	1.77%	0.78%	0.92%	2.50%	1.21%	1.85%	1.50%	1.07%	0.00%	0.21%

Period ended December 31, 2011

Net Assets (in thousands)	$28,048	$15,737	$67,978	$105,755	$184,728	$183,032	$257,461	$3,001	$66,027	$75,215
Units Outstanding (in thousands)	2,516	1,379	5,126	8,785	13,104	14,882	17,870	332	2,451	1,676
Investment Income Ratio *	1.83%	1.10%	0.64%	2.25%	0.71%	1.93%	1.64%	1.24%	0.00%	0.02%

Period ended December 31, 2010

Net Assets (in thousands)	$11,457	$4,508	$69,459	$88,159	$168,909	$146,451	$210,716	$1,933	$54,174	$68,198
Units Outstanding (in thousands)	1,136	414	4,957	7,441	11,485	11,837	14,293	199	2,000	1,490
Investment Income Ratio *	1.69%	0.77%	0.74%	2.92%	1.03%	2.20%	1.37%	1.09%	0.04%	0.19%

Period ended December 31, 2009

Net Assets (in thousands)	$3,914	$1,824	$53,254	$47,358	$122,493	$87,075	$129,482	$754	$38,909	$43,237
Units Outstanding (in thousands)	453	189	4,404	4,287	9,602	7,740	9,880	84	1,719	1,215
Investment Income Ratio *	0.04%	0.04%	2.48%	2.07%	2.27%	1.59%	0.83%	0.01%	0.32%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$1,234	$214	$35,527	$29,567	$63,433	$43,694	$75,924	$4,842	$20,911	$20,335
Units Outstanding (in thousands)	173	34	3,829	2,996	6,345	4,548	7,111	762	1,395	868
Investment Income Ratio *	4.76%	2.56%	0.37%	4.28%	0.53%	3.86%	2.22%	4.10%	0.09%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio		JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.694295		$12.707361		$21.357364	$22.649504	$9.392217	$17.682097
Total Return *	-0.40%		15.11%		7.39%	6.51%	-3.02%	12.20%
Ratio of Expenses **	2.81%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2011

Unit Value	$9.733370		$11.039639		$19.887664	$21.264551	$9.684774	$15.759197
Total Return *	-1.42%		-5.52	%***	-2.17%	-0.07%	-3.00%	-5.53%
Ratio of Expenses **	2.81%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2010

Unit Value	$9.873781		$11.685060		$20.329402	$21.280258	$9.984433	$16.682091
Total Return *	-1.10	%***	11.80%		9.40%	7.23%	-3.01%	9.65%
Ratio of Expenses **	2.81%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2009

Unit Value	$9.897810		$10.451914		$18.582853	$19.845416	$10.294710	$15.213383
Total Return *	4.03	%***	32.25%		30.89%	15.80%	-2.87%	19.57%
Ratio of Expenses **	2.72%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2008

Unit Value	$9.489982		$7.903368		$14.196883	$17.137028	$10.598972	$12.723152
Total Return *	-6.12	%***	-42.57%		-42.60%	-23.30%	-0.89%	-35.72%
Ratio of Expenses **	2.56%		3.595%		2.95%	3.30%	3.06%	3.62%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio		JNL/UBS Large Cap Select Growth Portfolio		JNL/WMC Balanced Portfolio		JNL/WMC Money Market Portfolio		JNL/WMC Value Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.938309		$17.653107		$29.081001		$33.979116		$13.505871		$22.895903
Total Return *	-0.14	%***	10.65	%***	9.29%		-0.95	%***	-0.56	%***	15.07%
Ratio of Expenses **	1.00%		1.00%		1.20%		1.00%		1.00%		1.10%

Period ended December 31, 2011

Unit Value	$10.663490		$14.769881		$26.608782		$30.154336		$13.196508		$19.896804
Total Return *	0.17	%***	-3.14%		-0.45%		2.04%		-1.19%		-3.13%
Ratio of Expenses **	1.20%		1.10%		1.20%		1.20%		1.20%		1.10%

Period ended December 31, 2010

Unit Value	$10.620291		$15.249172		$26.729247		$29.551180		$13.354786		$20.539277
Total Return *	1.66%		14.62%		11.33%		9.51%		-1.19%		12.45%
Ratio of Expenses **	1.25%		1.10%		1.20%		1.20%		1.20%		1.10%

Period ended December 31, 2009

Unit Value	$10.447023		$13.303769		$24.008993		$26.985943		$13.516004		$18.264828
Total Return *	6.30%		35.59%		33.21%		-0.06	%***	-1.05%		22.62%
Ratio of Expenses **	1.25%		1.10%		1.20%		1.20%		1.20%		1.10%

Period ended December 31, 2008

Unit Value	$9.827941		$9.811921		$18.024075		$22.665125		$13.658998		$14.894958
Total Return *	-8.05	%***	-41.12%		-37.16	%***	-21.71%		0.97%		-34.07%
Ratio of Expenses **	1.25%		1.10%		1.20%		1.25%		1.20%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$31,283	$47,218	$24,075	$98,608	$45,026	$27,688
Units Outstanding (in thousands)	2,973	2,883	971	3,212	3,689	1,275
Investment Income Ratio *	1.07%	1.41%	0.15%	1.30%	0.00%	2.30%

Period ended December 31, 2011

Net Assets (in thousands)	$20,001	$35,098	$21,851	$77,021	$40,932	$22,913
Units Outstanding (in thousands)	1,918	2,523	977	2,739	3,340	1,209
Investment Income Ratio *	1.24%	1.45%	0.33%	1.17%	0.00%	1.07%

Period ended December 31, 2010

Net Assets (in thousands)	$13,770	$30,599	$20,025	$56,078	$25,381	$19,319
Units Outstanding (in thousands)	1,320	2,126	909	2,045	2,031	984
Investment Income Ratio *	1.46%	1.04%	0.26%	1.44%	0.00%	1.03%

Period ended December 31, 2009

Net Assets (in thousands)	$7,691	$24,491	$14,962	$30,956	$24,500	$13,294
Units Outstanding (in thousands)	749	1,943	800	1,261	1,961	760
Investment Income Ratio *	4.06%	1.66%	0.18%	3.09%	0.16%	1.79%

Period ended December 31, 2008

Net Assets (in thousands)	$3,960	$17,289	$6,682	$15,324	$34,271	$8,649
Units Outstanding (in thousands)	409	1,856	557	774	2,740	607
Investment Income Ratio *	4.34%	1.90%	0.00%	2.61%	2.12%	0.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors
Jackson National Life Insurance Company and
    Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agent of the underlying mutual fund and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2012, the results of their operations for the year or period then ended, the changes in their  net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 6, 2013

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

APPENDIX B

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2012 and 2011

KPMG LLP
Aon Center
Suite 5500
200 East Randolph Drive
Chicago, IL 60601-6436

Independent Auditors’ Report

The Board of Directors and Stockholder
Jackson National Life Insurance Company of New York:

Report on the Financial Statements

We have audited the accompanying financial statements of Jackson National Life Insurance Company of New York (the Company), which comprise the balance sheets as of December 31, 2012 and 2011, and the related income statements, statements of comprehensive income, equity, and cash flows for the years then ended, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2012 and 2011, and the results of their operations and their cash flows for the years then ended in accordance with U.S. generally accepted accounting principles.

Emphasis of Matter

As discussed in Note 2 to the financial statements, in 2012 the Company has changed its method of accounting for the costs associated with acquiring or renewing insurance contracts due to the retrospective adoption of Accounting Standards Update (ASU) 2010-26: Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. Our opinion is not modified with respect to this matter.

Chicago, Illinois March 18, 2013
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2012	2011
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2012, $1,633,602; 2011, $1,554,182)	$1,810,458	$1,666,318
Trading securities, at fair value	647	573
Policy loans	301	269
Total investments	1,811,406	1,667,160
Cash and cash equivalents	105,956	73,287
Accrued investment income	16,726	17,222
Deferred acquisition costs	216,638	227,263
Deferred sales inducements	9,617	11,172
Receivable for securities sold	-	40,000
Reinsurance recoverable	56,079	77,210
Income taxes receivable from Parent	62,083	70,527
Receivable from Parent	426	285
Separate account assets	4,576,989	3,450,977
Total assets	$6,855,920	$5,635,103

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$108,456	$170,173
Deposits on investment contracts	1,556,001	1,518,169
Securities lending payable	9,622	2,540
Deferred income taxes, net	47,555	32,252
Other liabilities	30,648	18,523
Separate account liabilities	4,576,989	3,450,977
Total liabilities	6,329,271	5,192,634

Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of
tax of $32,179 in 2012 and $16,030 in 2011	81,392	51,401
Retained earnings	187,257	133,068
Total stockholder's equity	526,649	442,469
Total liabilities and stockholder's equity	$6,855,920	$5,635,103

See accompanying Notes to Financial Statements.

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Revenues
Fee income	$110,187	$86,921	$59,419
Premium, net of reinsurance	(7,371)	(7,769)	(7,855)
Net investment income	80,912	84,154	85,696
Net realized losses on investments:
Total other-than-temporary impairments	(7,260)	(13,103)	(17,261)
Portion of other-than-temporary impairments included in
other comprehensive income	5,095	11,040	7,556
Net other-than-temporary impairments	(2,165)	(2,063)	(9,705)
Other investment (losses) gains	(344)	860	(6,341)
Total net realized losses on investments	(2,509)	(1,203)	(16,046)
Other income	158	158	155
Total revenues	181,377	162,261	121,369
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(35,479)	68,914	6,114
Interest credited on deposit liabilities, net of deferrals	42,517	42,532	40,516
Operating costs and other expenses, net of deferrals	51,739	36,214	29,032
Amortization of deferred acquisition and sales inducement costs	51,019	6,702	20,903
Total benefits and expenses	109,796	154,362	96,565
Pretax income	71,581	7,899	24,804
Income tax expense (benefit)	17,392	(43)	5,138
Net income	$54,189	$7,942	$19,666

See accompanying Notes to Financial Statements.

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Net income	$54,189	$7,942	$19,666

Other comprehensive income, net of tax:
Net unrealized gains on securities not other-than-temporarily impaired (net of tax expense of: 2012 $17,564; 2011 $15,329; 2010 $15,381)	32,617	28,466	28,566

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2012 $1,416; 2011 $3,074; 2010 $2,119)	(2,629)	(5,708)	(3,934)

Reclassification adjustment for (losses) gains included in net income (net of tax expense (benefit) of: 2012 $1; 2011 $(342); 2010 $3,271)	3	(635)	6,074
Total other comprehensive income	29,991	22,123	30,706
Comprehensive income	$84,180	$30,065	$50,372

See accompanying Notes to Financial Statements.

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2009	$2,000	$256,000	$(1,428)	$105,460	$362,032
Net income	-	-	-	19,666	19,666
Change in unrealized investment gains, net of tax	-	-	30,706	-	30,706
Balances as of December 31, 2010	2,000	256,000	29,278	125,126	412,404

Net income	-	-	-	7,942	7,942
Change in unrealized investment gains, net of tax	-	-	22,123	-	22,123
Balances as of December 31, 2011	2,000	256,000	51,401	133,068	442,469

Net income	-	-	-	54,189	54,189
Change in unrealized investment gains, net of tax	-	-	29,991	-	29,991
Balances as of December 31, 2012	$2,000	$256,000	$81,392	$187,257	$526,649

See accompanying Notes to Financial Statements.

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$54,189	$7,942	$19,666
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized losses on investments	2,509	1,203	16,046
Interest credited on deposit liabilities, gross	42,625	42,814	40,921
Amortization of discount and premium on investments	(1,065)	(840)	459
Deferred income tax provision	(845)	(4,328)	(2,507)
Change in:
Accrued investment income	496	(699)	(966)
Deferred sales inducements and acquisition costs	(6,400)	(53,782)	(41,415)
Trading portfolio activity, net	(74)	(142)	1,710
Income taxes payable to (receivable from) Parent	8,444	(5,049)	(6,726)
Claims payable	(3,043)	7,071	5,454
Receivable from Parent	(141)	2,573	(1,214)
Other assets and liabilities, net	9,458	24,741	(461)
Net cash provided by operating activities	106,153	21,504	30,967

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	211,958	277,120	324,365
Purchases	(292,823)	(299,891)	(476,419)
Other investing activities	7,050	(7,080)	8,494
Net cash used in investing activities	(73,815)	(29,851)	(143,560)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,091,816	1,112,100	1,071,851
Withdrawals	(387,958)	(381,805)	(302,015)
Net transfers to separate accounts	(703,527)	(737,248)	(667,382)
Net cash provided by (used in) financing activities	331	(6,953)	102,454

Net increase (decrease) in cash and cash equivalents	32,669	(15,300)	(10,139)

Cash and cash equivalents, beginning of year	73,287	88,587	98,726
Total cash and cash equivalents, end of year	$105,956	$73,287	$88,587

Supplemental Cash Flow Information
Income tax paid	$9,794	$9,356	$14,401

See accompanying Notes to Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

1.	Nature of Operations

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). In accordance with updated accounting guidance related to deferred acquisition costs, further described below, the Company’s 2011 and 2010 consolidated financial statements have been adjusted to reflect the retrospective adoption of this updated guidance. In 2011, Jackson-NY adopted a revised presentation of the balance sheet and income statement, with prior year amounts being reclassified to conform with the current year presentation with no impact on stockholder’s equity or net income. In addition, certain amounts in the 2011 and 2010 financial statements and notes to the financial statements have been reclassified to conform to the 2012 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Changes in Accounting Principles – Adopted in Current Year
In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Presentation of Comprehensive Income,” with an objective of increasing the prominence of items reported in other comprehensive income (“OCI”). This guidance provides entities with the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this guidance effective January 1, 2012 and chose to present two separate but consecutive statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” which was issued to create a consistent framework for the application of fair value measurement across jurisdictions. The amendments include wording changes to GAAP in order to clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements. The Company adopted this guidance effective January 1, 2012, with no impact on the Company’s financial statements, and has included the required disclosures.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” This guidance clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities. The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized. All other acquisition related costs should be expensed as incurred. Jackson-NY adopted this accounting guidance effective January 1, 2012 on a retrospective basis for all years presented.

The following table summarizes the prior period changes reflected in the Balance Sheets and Statements of Equity related to the retrospective adoption (in thousands):

	As of December 31, 2011			As of December 31, 2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted
Deferred acquisition costs	$263,271	$(36,008)	$227,263	$224,796	$(30,211)	$194,585
Deferred income taxes, net	$44,964	$(12,712)	$32,252	$35,350	$(10,683)	$24,667
Other comprehensive income	$47,150	$4,251	$51,401	$26,898	$2,380	$29,278
Retained earnings	$160,615	$(27,547)	$133,068	$147,034	$(21,908)	$125,126

The following table summarizes the prior period changes reflected in the Income Statements and Statements of Comprehensive Income related to the retrospective adoption (in thousands):

	Years ended December 31,
	2011			2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted
Operating costs	$26,568	$9,646	$36,214	$19,272	$9,760	$29,032
Amortization of deferred
acquisition costs	$7,673	$(971)	$6,702	$23,190	$(2,287)	$20,903
Income tax expense (benefit)	$2,993	$(3,036)	$(43)	$7,754	$(2,616)	$5,138
Net income	$13,581	$(5,639)	$7,942	$24,523	$(4,857)	$19,666

The Company has also adjusted prior year amounts in cash flows from operations in the statement of cash flows. These adjustments had no impact on the total net cash provided by operating activities.

Changes in Accounting Principles – Not Yet Adopted
In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements. This guidance is effective for fiscal years beginning on or after January 1, 2013. The new disclosures are required to be applied retrospectively for all comparative periods presented. The Company will adopt this guidance effective January 1, 2013 and include all applicable disclosures.

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $38.6 million and $34.2 million at December 31, 2012 and 2011, respectively.

All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

At December 31, 2012 and 2011, all equity holdings were classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments which are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Fair Value Measurement

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance. certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. Deferred acquisition costs decreased by $57.9 million and $40.7 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. Projected returns after the next five years are set at 8.4%. At December 31, 2012 and 2011, projected returns under mean reversion were below the 15% cap.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable would be written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2012, 2011 and 2010.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducements. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. Deferred sales inducements decreased by $5.4 million and $4.0 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable would be written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2012, 2011 and 2010.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, persistency, rider utilization and policy maintenance expenses. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with an offsetting benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business. Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers. Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless determined to be deficient. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 2.75% to 6.0%. Lapse and expense assumptions are based on studies of the Company’s experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 7.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse affect on the Company's financial condition.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2012 and 2011, the assets and liabilities associated with variable life and annuity contracts, aggregated $4,577.0 million and $3,451.0 million, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Subsequent Events
The Company has evaluated events through March 18, 2013, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2012, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2012, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $14.7 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2012
AAA	21.0%
AA	6.5%
A	31.7%
BBB	35.4%
Investment grade	94.6%
BB	2.1%
B and below	3.3%
Below investment grade	5.4%
Total fixed maturities	100.0%

At December 31, 2012, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 58% were investment grade, 30% were below investment grade and 12% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 82% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2012, the industries accounting for the larger percentage of unrealized losses included computers and electronics (0.8% of fixed maturities gross unrealized losses) and broadcasting and media (0.6%). The largest unrealized loss related to a single corporate obligor was $0.1 million at December 31, 2012.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the amortized cost, gross unrealized gains and losses, fair value and non-credit other than temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2012	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$78,483	$8,883	$-	$87,366	$-
Public utilities	124,400	18,762	80	143,082	-
Corporate securities	1,024,586	117,280	599	1,141,267	-
Residential mortgage-backed	111,279	4,363	5,853	109,789	(2,227)
Commercial mortgage-backed	214,848	37,414	3,491	248,771	(715)
Other asset-backed securities	80,006	1,815	1,638	80,183	-
Total fixed maturities	$1,633,602	$188,517	$11,661	$1,810,458	$(2,942)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2011	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$78,589	$8,283	$-	$86,872	$-
Public utilities	67,200	8,323	10	75,513	-
Corporate securities	987,695	89,463	1,843	1,075,315	(59)
Residential mortgage-backed	137,132	3,899	13,371	127,660	(7,957)
Commercial mortgage-backed	207,902	25,351	4,579	228,674	(1,733)
Other asset-backed securities	75,664	771	4,151	72,284	(740)
Total fixed maturities	$1,554,182	$136,090	$23,954	$1,666,318	$(10,489)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2012, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$35,995	$290	$-	$36,285
Due after 1 year through 5 years	238,708	22,555	-	261,263
Due after 5 years through 10 years	837,971	104,338	460	941,849
Due after 10 years through 20 years	92,357	12,157	219	104,295
Due after 20 years	22,438	5,585	-	28,023
Residential mortgage-backed	111,279	4,363	5,853	109,789
Commercial mortgage-backed	214,848	37,414	3,491	248,771
Other asset-backed securities	80,006	1,815	1,638	80,183
Total	$1,633,602	$188,517	$11,661	$1,810,458

U.S. Treasury securities with a carrying value of $566 thousand and $560 thousand at December 31, 2012 and 2011, respectively, were on deposit with the state of New York as required by state insurance law.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012, there were no fixed maturities in default that were anticipated to be income producing when purchased and no fixed maturities that have been non-income producing for the 12 months preceding December 31, 2012.

At December 31, 2011, the Company had less than $1 thousand of amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased. The amortized cost and carrying value of fixed maturities that were non-income producing for the 12 months preceding December 31, 2011 were less than $1 thousand.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2012	Cost	Gains	Losses	Value

Prime	$25,770	$618	$1,336	$25,052
Alt-A	19,491	338	234	19,595
Subprime	25,017	104	4,283	20,838
Total non-agency RMBS	$70,278	$1,060	$5,853	$65,485

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost	Gains	Losses	Value

Prime	$35,268	$68	$3,299	$32,037
Alt-A	24,437	194	2,592	22,039
Subprime	22,628	5	7,480	15,153
Total non-agency RMBS	$82,333	$267	$13,371	$69,229

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. Of the Company’s investments in Alt-A related mortgage-backed securities, 16% are rated investment grade by at least one NRSRO. Of the Company’s investments in subprime related mortgage-backed securities, 27% are rated investment grade by at least one NRSRO. In 2012, the Company recorded other-than-temporary impairment charges of $0.3 million, $0.4 million, and $0.6 million on securities backed by prime, Alt-A and subprime loans, respectively. In 2011, the Company recorded other-than-temporary impairment charges of $0.5 million, $0.8 million and $0.5 million, on securities backed by prime, Alt-A and subprime, respectively. In 2010, the Company recorded other-than-temporary impairment charges of $0.5 million, $2.9 million and $1.2 million, on securities backed by prime, Alt-A and subprime, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). At December 31, 2012, the amortized cost and fair value of the Company’s investment in CMBS was $214.8 million and $248.8 million, respectively, of which 99% were rated investment grade by at least one NRSRO. In 2012, 2011 and 2010, the Company recorded other-than-temporary impairment charges on CMBS of $0.8 million, $0.2 million and $2.8 million, respectively.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2012			December 31, 2011

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$80	$2,359	3	$10	$490	1
Corporate securities	599	48,398	20	1,636	50,958	28
Residential mortgage-backed	-	-	-	8,685	28,488	14
Commercial mortgage-backed	-	-	-	-	-	-
Other asset-backed securities	7	10,121	8	882	16,053	16
Total temporarily impaired
securities	$686	$60,878	31	$11,213	$95,989	59

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$-	$-	-	$-	$-	-
Corporate securities	-	-	-	207	9,780	4
Residential mortgage-backed	5,853	29,822	18	4,686	26,532	25
Commercial mortgage-backed	3,491	3,311	2	4,579	3,221	3
Other asset-backed securities	1,631	9,211	9	3,269	18,027	15
Total temporarily impaired
securities	$10,975	$42,344	29	$12,741	$57,560	47

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$80	$2,359	3	$10	$490	1
Corporate securities	599	48,398	20	1,843	60,738	32
Residential mortgage-backed	5,853	29,822	18	13,371	55,020	39
Commercial mortgage-backed	3,491	3,311	2	4,579	3,221	3
Other asset-backed securities	1,638	19,332	17	4,151	34,080	31
Total temporarily impaired
securities	$11,661	$103,222	60	$23,954	$153,549	106

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., increases in interest rates, temporary market illiquidity or volatility or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Jackson-NY recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2012 and 2011, default rates for delinquent loans ranged from 15% to 100%. At December 31, 2012 and 2011, loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 70% and 30% to 65%, respectively.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	Years Ended December 31,
	2012	2011	2010
Available-for-sale securities
Realized gains on sale	$2,449	$3,966	$10,273
Realized losses on sale	(2,793)	(3,106)	(16,614)
Impairments:
Total other-than-temporary impairments	(7,260)	(13,103)	(17,261)
Portion of other-than-temporary impairments
included in other comprehensive income	5,095	11,040	7,556
Net other-than-temporary impairments	(2,165)	(2,063)	(9,705)
Net realized losses on investments	$(2,509)	$(1,203)	$(16,046)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2012, 2011 and 2010 was $12.9 million, $17.4 million and $72.7 million, respectively, which was approximately 82%, 85% and 81% of book value, respectively.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2012	2011
Cumulative credit loss beginning balance	$9,519	$16,808
Additions:
New credit losses	167	538
Incremental credit losses	1,997	1,525
Reductions:
Securities sold, paid down or disposed of	(3,434)	(9,352)
Cumulative credit loss ending balance	$8,249	$9,519

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2012 and 2011, the estimated fair value of loaned securities was $9.4 million and $2.5 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2012 and 2011, cash collateral received in the amount of $9.6 million and $2.5 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	$105,956	$105,956	$73,287	$73,287
Fixed maturities	1,810,458	1,810,458	1,666,318	1,666,318
Trading securities	647	647	573	573
Policy loans	301	301	269	269
GMIB reinsurance recoverable	21,374	21,374	22,145	22,145
Separate account assets	4,576,989	4,576,989	3,450,977	3,450,977

Liabilities
Annuity reserves (1)	$1,547,365	$1,624,699	$1,554,452	$1,437,318
Separate account liabilities	4,576,989	4,576,989	3,450,977	3,450,977

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments and includes the applicable guaranteed benefit liabilities. GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typically inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, are considered to be Level 3 inputs.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2012 and 2011, an internally developed model was used to determine the fair value. The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
The Company believes the carrying value of policy loans approximates fair value. Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds, which are categorized as Level 1 assets. The value of separate account liabilities are set equal to the value of separate account assets.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson-NY’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB embedded derivatives, as well as GMIB reinsured recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits. The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, persistency, mortality, and withdrawal rates. Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than the fair value.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$87,366	$87,366	$-	$-
Public utilities	143,082	-	143,082	-
Corporate securities	1,141,267	-	1,141,267	-
Residential mortgage-backed	109,789	-	109,789	-
Commercial mortgage-backed	248,771	-	248,771	-
Other asset-backed securities	80,183	-	80,183	-
Trading securities	647	647	-	-
GMIB reinsurance recoverable	21,374	-	-	21,374
Separate account assets (1)	4,576,989	4,576,989	-	-
Total	$6,409,468	$4,665,002	$1,723,092	$21,374

Liabilities
GMWB reserves (2)	$41,546	$-	$-	$41,546
Separate account liabilities	4,576,989	4,576,989	-	-
Total	$4,618,535	$4,576,989	$-	$41,546

December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$86,872	$86,872	$-	$-
Public utilities	75,513	-	75,513	-
Corporate securities	1,075,315	-	1,075,315	-
Residential mortgage-backed	127,660	-	127,660	-
Commercial mortgage-backed	228,674	-	228,674	-
Other asset-backed securities	72,284	-	72,284	-
Trading securities	573	573	-	-
GMIB reinsurance recoverable	22,145	-	-	22,145
Separate account assets (1)	3,450,977	3,450,977	-	-
Total	$5,140,013	$3,538,422	$1,579,446	$22,145

Liabilities
GMWB reserves (2)	$79,784	$-	$-	$79,784
Separate account liabilities	3,450,977	3,450,977	-	-
Total	$3,530,761	$3,450,977	$-	$79,784

(1) The value of the separate account liabilities is set equal to the value of the separate account assets.
(2) GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

December 31, 2012
Assets	Total	Internal	External
GMIB reinsurance recoverable	$21,374	$21,374	$-

Liabilities
GMWB reserves	$41,546	$41,546	$-

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilties (in thousands).

	As of December 31, 2012
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
GMIB reinsurance recoverable	$21,374	Discounted cash flow	Policyholder behavior	See below	See below

Liabilities
GMWB reserves	$41,546	Discounted cash flow	Policyholder behavior	See below	See below

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior. The more significant actuarial assumptions include benefit utilization, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable.

GMWB reserves classified in Level 3 represent the fair value of GMWB liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior. The more significant actuarial assumptions include benefit utilization, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The tables below provide rollforwards for 2012 and 2011 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2012	Income	Income	Settlements	of Level 3	2012
Assets
GMIB reinsurance recoverable	$22,145	$(771)	$-	$-	$-	$21,374

Liabilities
GMWB reserves	$(79,784)	$38,238	$-	$-	$-	$(41,546)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2011	Income	Income	Settlements	of Level 3	2011
Assets
Fixed maturities
Corporate securities	$-	$6	$-	$(6)	$-	$-
GMIB reinsurance recoverable	6,980	15,165	-	-	-	22,145

Liabilities
GMWB reserves	$(692)	$(79,092)	$-	$-	$-	$(79,784)

The components of the amounts included in purchases, issuances and settlements at December 31, 2011 shown above are as follows (in thousands):

December 31, 2011	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$-	$(6)	$-	$-	$(6)
Total	$-	$(6)	$-	$-	$(6)

For the years ended December 31, 2012 and 2011, there were no transfers into Level 3 and there were no transfers between Level 1 and 2 of the fair value hierarchy.

The portion of gains (losses) included in net income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2012 and 2011, was as follows (in thousands):

	2012	2011
Assets
Corporate securities	$-	$6
GMIB reinsurance recoverable	(771)	15,165

Liabilities
GMWB reserves	$38,238	$(79,092)

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Nonrecurring Fair Value Measurements
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	Level 1	$105,956	$105,956	$73,287	$73,287
Policy loans	Level 3	301	301	269	269

Liabilities
Annuity reserves (1)	Level 3	$1,505,819	$1,583,153	$1,474,668	$1,357,534

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

5.	Deferred Policy Acquisition Costs and Deferred Sales Inducement Costs

The balances of and changes in deferred policy acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$227,263	$194,585	$186,477
Deferrals of acquisition costs	53,832	56,114	57,254
Amortization related to:
Operations	(47,750)	(3,019)	(20,577)
Net realized losses	478	226	2,919
Total amortization	(47,272)	(2,793)	(17,658)
Unrealized investment gains	(17,185)	(20,652)	(31,496)
Other	-	9	8
Balance, end of year	$216,638	$227,263	$194,585

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The balances of and changes in deferred sales inducement costs, as of and for the years ended December 31, were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$11,172	$12,526	$14,084
Deferrals of sales inducements	3,586	4,371	5,065
Amortization related to:
Operations	(3,786)	(3,929)	(3,517)
Net realized losses	39	20	272
Total amortization	(3,747)	(3,909)	(3,245)
Unrealized investment gains	(1,394)	(1,816)	(3,378)
Balance, end of year	$9,617	$11,172	$12,526

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company monitors the financial strength rating of reinsurers on a monthly basis.

With the approval of the Superintendent of Insurance for the state of New York, Jackson-NY also cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities issued prior to 2009 to its Parent. This agreement resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet. The deferred gain is being amortized into income over the life of the business. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $6.5 million, $6.8 million and $6.9 million in 2012, 2011 and 2010, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Direct premiums	$529	$523	$558
Less reinsurance ceded:
Life	(443)	(442)	(438)
Guaranteed annuity benefits	(7,457)	(7,850)	(7,975)
Net premiums	$(7,371)	$(7,769)	$(7,855)

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2012	2011
Ceded reserves	$55,985	$77,076
Ceded claims liability	90	125
Ceded other	4	9
Total	$56,079	$77,210

Reserves ceded to the Parent totaled $32.3 million and $52.7 million at December 31, 2012 and 2011, respectively.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2012	2011
Direct life insurance in-force	$314,775	$329,196
Amounts ceded to other companies	(243,173)	(255,574)
Net life insurance in-force	$71,602	$73,622

7.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances as of December 31 (in thousands):

	2012	2011
Traditional life	$2,611	$2,560
Guarantee benefits	81,698	140,430
Claims payable	24,043	27,086
Other	104	97
Total	$108,456	$170,173

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviation.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts as of December 31 (in thousands):

	2012	2011
Interest-sensitive life	$7,412	$6,826
Variable annuity fixed option	857,077	792,322
Fixed annuity	691,512	719,021
Total	$1,556,001	$1,518,169

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2012, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.99% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.45% average guaranteed rate.

At December 31, 2012 and 2011, approximately 90% and 76%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, approximately 80% and 79%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2012
	Account Value
Minimum Guaranteed Interest Rate	Fixed	Variable	Total
1.0%	$16.1	$174.3	$190.4
>1.0% - 2.0%	99.4	296.5	395.9
>2.0% - 3.0%	521.9	386.3	908.2
Total	$637.4	$857.1	$1,494.5

	2011
	Account Value
Minimum Guaranteed Interest Rate	Fixed	Variable	Total
1.0%	$7.1	$105.8	$112.9
>1.0% - 2.0%	104.9	301.1	406.0
>2.0% - 3.0%	559.3	385.5	944.8
Total	$671.3	$792.4	$1,463.7

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
December 31, 2012					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$3,513.9	$67.5	64.0 years
GMWB - Premium only	0%	274.4	9.2
GMWB - For life	0-5%*	206.5	3.9
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		988.8	75.7	64.3 years
GMWB - Highest anniversary only		214.3	27.2
GMWB - For life		61.6	10.5
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	120.4	36.6		3.2 years
GMWB - For life	0-8%*	3,061.5	189.7

					Average
December 31, 2011					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$2,637.5	$147.5	63.8 years
GMWB - Premium only	0%	275.0	20.5
GMWB - For life	0-5%*	148.9	51.5
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		812.8	141.6	64.1 years
GMWB - Highest anniversary only		201.6	46.8
GMWB - For life		60.2	16.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	118.1	43.2		4.1 years
GMWB - For life	0-8%*	2,150.9	212.8

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2012	2011
Equity	$3,610.0	$2,718.9
Bond	490.1	354.9
Balanced	431.3	335.8
Money market	45.0	40.9
Total	$4,576.4	$3,450.5

GMDB liabilities reflected in the general account were as follows (in millions):

	2012	2011	2010
Balance at January 1	$7.1	$4.1	$4.8
Incurred guaranteed benefits	2.4	4.4	2.5
Paid guaranteed benefits	(2.8)	(1.4)	(3.2)
Balance at December 31	$6.7	$7.1	$4.1

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2012 and 2011 (except where noted):

1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 78.0% to 100% of the Annuity 2000 table at December 31, 2012, and 80% of the Annuity 2000 table at December 31, 2011.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.50% to 40.0%, with an average of 4.0% during the surrender charge period and 9.0% thereafter at December 31, 2012 and from 0.13% to 44.0%, with an average of 4.0% during the surrender charge period and 11.0% thereafter at December 31, 2011.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4.  The GMWB reserve totaled $73.3 million and $132.0 million at December 31, 2012 and 2011, respectively, and was reported in reserves for future policy benefits and claims payable.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated similar to the GMDB liability with the sole exception that the reserve calculation uses a series of stochastic investment performance scenarios. At December 31, 2012 and 2011, these GMWB reserves totaled $1.1 million and $0.8 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2012 and 2011, are consistent with those used for calculating the GMDB liability. At December 31, 2012 and 2011, GMIB reserves totaled $0.6 million.

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Current tax expense	$18,237	$4,285	$7,645
Deferred tax benefit	(845)	(4,328)	(2,507)

Income tax expense (benefit)	$17,392	$(43)	$5,138

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Income taxes at statutory rate	$25,053	$2,765	$8,681
Dividends received deduction	(7,233)	(3,301)	(3,581)
Other	(428)	493	38
Income tax expense (benefit)	$17,392	$(43)	$5,138

Effective tax rate	24.3%	-0.5%	20.7%

Federal income taxes paid to Jackson in 2012, 2011 and 2010 were $9.8 million, $9.3 million and $14.4 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$74,019	$73,888
Other-than-temporary impairments and other investment related items	7,059	7,449
Other, net	3,257	686
Total gross deferred tax asset	84,335	82,023

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(69,990)	(75,028)
Net unrealized gains on available for sale securities	(61,900)	(39,247)
Total gross deferred tax liability	(131,890)	(114,275)

Net deferred tax liability	$(47,555)	$(32,252)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2012, it is more likely than not that the deferred tax assets, will be realized. At December 31 2012 and 2011, the Company did not have a valuation allowance.

At December 31, 2012, the Company had federal tax capital loss carryforwards totaling $13.6 million, which begin expiring in 2014.

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006. Jackson-NY did not agree with the assessment and filed a protest with the Appellate Division of the IRS. In February 2013, the IRS fully conceded the separate account DRD issue in favor of the Company after obtaining approval from the Joint Committee on Taxation.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

During 2011, Jackson-NY established a reserve for an unrecognized tax benefit as required for income tax uncertainties. The following table summarizes the changes in the Company’s unrecognized tax benefits, for the years ended December 31, 2012 and 2011 (in thousands).

	2012	2011
Unrecognized tax benefit, beginning of year	$2,036	$-
Additions for tax positions identified	-	2,036
Reduction of tax positions of closed prior years	-	-
Reduction of reserve (1)	2,036	-
Unrecognized tax benefit, end of year	$-	$2,036

(1) Elimination of reserve due to issuance of new IRS guidance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2012, 2011 or 2010.

Based on information available as of December 31, 2012, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

10.	Contingencies

In July 2011, the New York Insurance Department (Department) required that all life insurers transacting business in New York cross-check all life insurance policies, annuity contracts and beneficiary access accounts against the U.S. Social Security Administration’s Death Master File (“DMF”). The Department’s intent was for companies to identify death payments due on life policies or annuity contracts that have not been claimed. The Company reported initial findings to the Department on October 31, 2011. Monthly progress reports were filed with the Department with a final report submitted on July 31, 2012. Additionally, in May 2012, the New York State Department of Financial Services enacted regulations requiring all insurers to cross-check all life insurance policies and annuity contracts against the DMF on a quarterly basis. At December 31, 2012 and 2011, the Company believed the impact was immaterial to income and financial position and no accrual was established for these unreported claims.

11.	Statutory Accounting Capital and Surplus

The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2012 or 2011. No dividends were paid to Jackson in 2012, 2011 or 2010. No capital contributions were made in 2012, 2011 or 2010.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $317.0 million and $268.5 million at December 31, 2012 and 2011, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $46.2 million, $15.9 million and $43.9 million in 2012, 2011 and 2010, respectively.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital, calculated in a manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in a manner prescribed by the NAIC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2012 and 2011, the Company’s TAC was more than 700% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.3 million, $1.3 million and $1.2 million to PPM for investment advisory services during 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $10.6 million, $8.2 million and $7.0 million in 2012, 2011 and 2010, respectively.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $256 thousand, $375 thousand and $255 thousand in 2012, 2011 and 2010, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2012 and 2011, Jackson’s liability for the Company’s portion of such plans totaled $1.5 million and $2.2 million, respectively. There was no expense related to these plans in 2012, 2011 or 2010.

37

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

                       Statements of Assets and Liabilities as of December 31, 2012
                       Statements of Operations for the period ended December 31, 2012
                       Statements of Changes in Net Assets for the periods ended December 31, 2012 and 2011
                       Notes to Financial Statements

  Jackson National Life Insurance Company of New York:

                       Consolidated Balance Sheets as of December 31, 2012 and 2011
                       Consolidated Income Statements for the years ended December 31, 2012, 2011, and 2010
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                          December 31, 2012, 2011, and 2010
                       Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                                           Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

b.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

c.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of the Simplified Retirement Annuity Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08664).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

g.	Specimen of Return of Premium Death Benefit, incorporated herein by reference to the Registrant’s Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

h.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

i.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

j.
Specimen of Highest Anniversary Value Death Benefit Option, incorporated herein by reference to the Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08664).

k.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08664).

5.

a.
Form of the Simplified Retirement Annuity Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08664).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.             Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable.

12.              Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard David Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) Panagiotis	Vice President
Binioris
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Allen Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffrey Ross Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John Howard Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

James T. Carter	Vice President
1 Corporate Way
Lansing, MI 48951

David A. Collins	Vice President
1 Corporate Way
Lansing, MI 48951

Michael Alan Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President, Chief Information Officer
1 Corporate Way	& Director
Lansing, MI 48951

James Bradley Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles Fox Field, Jr.	Vice President
6550 Carothers Pkwy.
Suite 170
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

James Douglas Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia Anne Goatley	Vice President, Assistant Secretary &
1 Corporate Way	Director
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert William Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louise Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Herald Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford James Jack	Executive Vice President,
7601 Technology Way	Head of Retail, Chairman & Director
Denver, CO 80237

Scott Francis Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert George May III	Chief Administrative Officer &
275 Grove St Building	Director
4th floor
Auburndale, MA 02466

Machelle Antoinette McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas John Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Karen M. Minor	Vice President
1 Corporate Way
Lansing, MI 48951

Keith Richard Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Executive Vice President and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell Erwin Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louene Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William Robert Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Sajid Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James Ronald Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth Harold Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather Rachelle Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia Lynn Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie Goshlin Wasgatt	Vice President
300 Innovation Drive
Franklin, TN 37067

Michael Andrew Wells	President & Chief Executive Officer
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Allied Life Brokerage Agency, Inc.	Iowa	100% Jackson National Life Insurance Company
Ascent Holdings Limited	England	50% Prudential Property Investment Managers Limited
Ascent Insurance Brokers (Corporate) Limited	England	100% Ascent Insurance Brokers Limited
Ascent Insurance Brokers Limited	England	100% Ascent Holdings Limited
Ascent Insurance Management Limited	England	100% Ascent Holdings Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Brooke LLC	Delaware	100% Prudential (US Holdco2) Limited
Brooke (Holdco1) Inc.	Delaware	100% Prudential (US Holdco 1) Limited
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK)	United Kingdom	100% Brooke UK LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital Solar B.V.
Eastspring Investments (Hong Kong) Limited	Hong Kong	100% Prudential Corporations Holdings Limited
Eastspring Investments (UK) Limited	England	100% Prudential Corporations Holdings Limited
Eastspring Investments Fund Management Limited Liability Company	Vietnam	100% Prudential Vietnam Assurance Private Ltd
Eastspring Securities Investment Trust Co. Ltd.	Taiwan	99.54% Prudential Corporation Holdings Limited
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	England	100% FA II Limited
Falcon Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company PCC Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	England	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	England	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	England	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	England	100% Prudential Securities Limited
Hyde Holdco 1 Limited	England	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	England	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	England	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
Infracapital Nominees Limited	England	100% M&G Limited
Infracapital SLP Limited	England	100% M&G Limited
Infracapital Solar B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Innisfree M&G PPP LLP	England	35% M&G IMPPP1 Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	England	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	England	100% M&G Limited
M&G International Investments Limited	Austria (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	England	100% M&G International Investments Limited
M&G Investment Management Limited	England	100% M&G Limited
M&G Investments (Singapore) Pte. Ltd.	Singapore	100% M&G Limited
M&G Limited	England	100% M&G Group Limited
M&G Management Services Limited	England	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	England	100% Infracapital GP Limited
Mission Plans of America, Inc.	Texas	100% Jackson National Life Insurance Company
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Northstreet IP Services Singapore Pte Ltd.	Singapore	100% Prudential Singapore Holdings Pte Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Group Holdings Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.81% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	England	100% Prudential Group Holdings Limited
PGDS (UK Two) Limited	England	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	England	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPMC First Nominees Limited	England	100% M&G Limited
PPS Five Limited	England	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PRUPIM France	France (Branch Only)	100% Prudential Property Investment Managers Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Asset Management Indonesia	Indonesia	99% Prudential Asset Management (Hong Kong) Limited
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudence Foundation Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four)	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	England	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Group Holdings Limited
Prudential (US Holdco 1) Limited	England	100% Prudential US Limited
Prudential (US Holdco 2)	Gibraltar	100% Holborn Delaware LLC
Prudential / M&G UKCF GP Limited	England	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	England	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	England	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd.	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	England	100% Prudential plc
Prudential Capital PLC	England	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	England	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	England	Publicly Traded
Prudential Corporation Holdings Limited	England	100% Prudential Holdings Limited
Prudential Corporation Limited	England	100% Prudential Group Holdings Limited
Prudential Distribution Limited	Scotland	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	England	100% Prudential plc
Prudential Five Limited	England	100% Prudential Group Holdings Limited
Prudential Four Limited	England	100% Prudential Group Holdings Limited
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	England	100% Prudential plc
Prudential Group Pensions Limited	England	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	England	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	England	25% The Prudential Assurance Company Limited
Prudential Health Limited	England	100% Prudential Health Insurance Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	England	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	England	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	England	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Lalondes Limited	England	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Limited	England	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	England	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% Prudential Property Investment Managers Limited
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	England	100% Prudential Property Services Limited
Prudential Property Services Limited	England	100% Prudential plc
Prudential Protect Limited	England	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	England	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Securities Limited	England	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	England	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	England	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	England	100% M&G Limited
Prudential UK Services Limited	Scotland	100% Prudential Financial Services Limited
Prudential US Limited	England	100% Prudential plc
Prudential Unit Trusts Limited	England	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	England	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Group Holdings Limited
REALIC of Jacksonville Plans, Inc.	Texas	100% Jackson National Life Insurance Company
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
ROP, Inc.	Delaware	100% Jackson National Life Insurance Company
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	England	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
SRLC Management America Corp.	Delaware	100% Jackson National Life Insurance Company
Stableview Limited	England	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	England	100% Prudential Personal Equity Plans Limited
Thames Insurance Brokers Limited	England	100% Ascent Insurance Brokers Limited
The First British Fixed Trust Company Limited	England	100% M&G Limited
The Forum, Solent, Management Company Limited	England	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	England	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
VFL International Life Company SPC, Ltd.	Cayman Islands	100% Jackson National Life Insurance Company
Wharfedale Acquisitions Limited	England	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	England	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	England	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 28, 2013

Qualified – 1

Non-qualified – 0

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29. Principal Underwriter

(a)     Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson  National  Separate Account - I, the Jackson  National  Separate  Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A and the Jackson SWL Variable Annuity Fund I.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

    (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of April, 2013.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 26, 2013
Michael A. Wells, President and
Chief Executive Officer

*	April 26, 2013
James R. Sopha, Chief Operating Officer

*	April 26, 2013
Clifford J. Jack, Executive Vice President,
Head of Retail & Chairman

*	April 26, 2013
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	April 26, 2013
Herbert G. May III, Chief Administrative Officer
and Director

*	April 26, 2013
Joseph M. Clark, Senior Vice President,
Chief Information Officer and Director

/s/ Thomas J. Meyer	April 26, 2013
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	April 26, 2013
Laura L. Hanson, Vice President and
Director

*	April 26, 2013
John H. Brown, Vice President and Director

*	April 26, 2013
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	April 26, 2013
Julia A. Goatley, Vice President,
Assistant Secretary and Director

*	April 26, 2013
Donald B. Henderson, Jr., Director

*	April 26, 2013
David L. Porteous, Director

*	April 26, 2013
Donald T. DeCarlo, Director

*	April 26, 2013
Gary H. Torgow, Director

*	April 26, 2013
John C. Colpean, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, and 333-183047), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 17th day of August, 2012.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ JAMES R. SOPHA
______________________________________________
James R. Sopha, Chief Operating Officer

/s/ CLIFFORD J. JACK
______________________________________________
Clifford J. Jack, Executive Vice President, Head of Retail
and Chairman

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY III
______________________________________________
Herbert G. May III, Chief Administrative Officer and Director

/s/ JOSEPH M. CLARK
_____________________________________________
Joseph M. Clark, Senior Vice president, Chief
Information Officer and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General
Counsel, Secretary and Director

/s/ LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn, Senior Vice President and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Vice President, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Vice President, Assistant Secretary and Director

/s/ DONALD B. HENDERSON
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow
Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean
Director

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, and 333-183047), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 8th day of April, 2013.

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director
/s/ LAURA L. HANSON
_____________________________________________
Laura L. Hanson, Vice President & Director

EXHIBIT LIST

Exhibit No.                                   Description

9.                           Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.